UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187

(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Auto Components — 3.3%
206,756	BorgWarner, Inc.	$12,239,955
1,064,404	Gentex Corp.	18,467,409
230,890	Goodyear Tire & Rubber (The) Co.	6,549,195
247,905	Johnson Controls, Inc.	12,489,454
292,935	Lear Corp.	32,524,573
		82,270,586

	Automobiles — 2.5%
774,771	Ford Motor Co.	12,241,382
519,426	General Motors Co.	18,211,075
513,599	Thor Industries, Inc.	30,903,252
		61,355,709

	Building Products — 0.5%
263,375	Fortune Brands Home & Security, Inc.	11,746,525

	Commercial Services & Supplies — 1.0%
659,360	KAR Auction Services, Inc.	24,534,786

	Distributors — 0.5%
67,085	Genuine Parts Co.	6,027,587
244,617	LKQ Corp. (a)	6,621,782
		12,649,369

	Diversified Consumer Services — 4.8%
1,029,516	Apollo Education Group, Inc. (a)	17,280,426
973,155	DeVry Education Group, Inc.	29,428,207
30,935	Graham Holdings Co., Class B	31,644,340
194,950	H&R Block, Inc.	5,895,288
1,246,214	Service Corp. International	34,495,203
		118,743,464

	Food & Staples Retailing — 2.0%
214,301	Costco Wholesale Corp.	30,655,758
236,817	Wal-Mart Stores, Inc.	18,483,567
		49,139,325

	Hotels, Restaurants & Leisure — 9.0%
395,350	Aramark	12,149,106
203,121	Brinker International, Inc.	11,246,810
261,381	Carnival Corp.	11,492,923
9,610	Chipotle Mexican Grill, Inc. (a)	5,971,077
248,729	Domino’s Pizza, Inc.	26,825,423

Shares	Description	Value
	Hotels, Restaurants & Leisure (Continued)
657,622	Hilton Worldwide Holdings, Inc. (a)	$19,044,733
211,149	Hyatt Hotels Corp., Class A (a)	12,257,199
242,503	Marriott International, Inc., Class A	19,412,365
601,076	Norwegian Cruise Line Holdings Ltd. (a)	29,158,197
152,768	Royal Caribbean Cruises Ltd.	10,397,390
402,368	Six Flags Entertainment Corp.	18,919,343
411,359	Starbucks Corp.	20,395,179
573,615	Wendy’s (The) Co.	5,804,984
138,228	Wyndham Worldwide Corp.	11,804,671
79,416	Yum! Brands, Inc.	6,826,599
		221,705,999

	Household Durables — 10.2%
1,139,886	D.R. Horton, Inc.	28,953,104
131,578	Garmin Ltd.	5,946,010
242,949	Harman International Industries, Inc.	31,675,691
613,681	Jarden Corp. (a)	31,408,194
704,365	Leggett & Platt, Inc.	29,914,382
626,604	Lennar Corp., Class A	28,698,463
33,666	Mohawk Industries, Inc. (a)	5,841,051
320,050	Newell Rubbermaid, Inc.	12,203,506
9,413	NVR, Inc. (a)	12,486,250
562,523	PulteGroup, Inc.	10,856,694
337,346	Tempur Sealy International, Inc. (a)	20,547,745
158,934	Toll Brothers, Inc. (a)	5,648,514
160,662	Whirlpool Corp.	28,212,247
		252,391,851

	Internet & Catalog Retail — 3.1%
67,201	Amazon.com, Inc. (a)	28,344,038
206,927	Expedia, Inc.	19,498,731
214,182	Liberty Interactive Corp., Class A (a)	6,159,874
30,009	Netflix, Inc. (a)	16,700,009
75,169	TripAdvisor, Inc. (a)	6,050,353
		76,753,005

	Internet Software & Services — 0.3%
108,404	eBay, Inc. (a)	6,315,617

	Leisure Products — 1.8%
197,724	Hasbro, Inc.	13,996,882

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Leisure Products (Continued)
1,094,507	Mattel, Inc.	$30,821,317
		44,818,199

	Machinery — 0.8%
158,526	WABCO Holdings, Inc. (a)	19,728,561

	Media — 13.2%
326,324	AMC Networks, Inc., Class A (a)	24,617,883
341,653	Cablevision Systems Corp., Class A	6,826,227
103,127	CBS Corp., Class B	6,407,281
168,122	Charter Communications, Inc., Class A (a)	31,448,901
554,900	Cinemark Holdings, Inc.	23,655,387
344,943	Comcast Corp., Class A	19,923,908
73,470	DIRECTV (a)	6,664,096
89,251	DISH Network Corp., Class A (a)	6,038,723
875,519	Gannett Co., Inc.	30,047,812
1,130,613	Interpublic Group of Cos. (The), Inc.	23,561,975
102,258	John Wiley & Sons, Inc., Class A	5,816,435
184,338	Lions Gate Entertainment Corp.	5,716,321
247,808	Live Nation Entertainment, Inc. (a)	6,210,068
73,854	Madison Square Garden (The) Co., Class A (a)	5,930,476
1,216,652	News Corp., Class A (a)	19,198,769
80,180	Omnicom Group, Inc.	6,074,437
547,501	Regal Entertainment Group, Class A (b)	12,045,022
3,273,476	Sirius XM Holdings, Inc. (a)	12,930,230
181,711	Starz, Class A (a)	7,146,694
148,093	Time Warner, Inc.	12,500,530
959,330	Twenty-First Century Fox, Inc., Class A	32,693,966
185,714	Walt Disney (The) Co.	20,190,826
		325,645,967

	Multiline Retail — 8.1%
405,542	Big Lots, Inc.	18,480,549
183,212	Dillard’s, Inc., Class A	24,108,867
331,778	Dollar General Corp.	24,123,578
400,071	Dollar Tree, Inc. (a)	30,569,425
414,874	Kohl’s Corp.	29,725,722
192,655	Macy’s, Inc.	12,451,293
242,503	Nordstrom, Inc.	18,323,527
470,718	Sears Holdings Corp. (a) (b)	18,800,477

Shares	Description	Value
	Multiline Retail (Continued)
304,731	Target Corp.	$24,021,945
		200,605,383

	Personal Products — 2.0%
1,030,472	Coty, Inc., Class A	24,638,586
150,380	Estee Lauder (The) Cos., Inc., Class A	12,224,390
207,691	Nu Skin Enterprises, Inc., Class A (b)	11,744,926
		48,607,902

	Professional Services — 0.3%
140,278	Nielsen N.V.	6,304,093

	Real Estate Investment Trusts — 1.5%
210,974	Lamar Advertising Co., Class A	12,228,053
835,883	Outfront Media, Inc.	24,006,560
		36,234,613

	Road & Rail — 0.5%
211,895	Avis Budget Group, Inc. (a)	11,471,995

	Specialty Retail — 28.5%
883,420	Aaron’s, Inc.	30,036,280
1,134,716	Abercrombie & Fitch Co., Class A	25,508,416
130,133	Advance Auto Parts, Inc.	18,609,019
1,723,586	Ascena Retail Group, Inc. (a)	25,836,554
504,647	AutoNation, Inc. (a)	31,061,023
28,554	AutoZone, Inc. (a)	19,207,134
253,719	Bed Bath & Beyond, Inc. (a)	17,877,041
661,808	Best Buy Co., Inc.	22,931,647
111,686	Cabela’s, Inc. (a) (b)	5,890,320
470,428	CarMax, Inc. (a)	32,040,851
1,101,108	Chico’s FAS, Inc.	18,564,681
444,415	CST Brands, Inc.	18,536,550
438,846	Dick’s Sporting Goods, Inc.	23,811,784
339,056	DSW, Inc., Class A	12,297,561
396,977	Foot Locker, Inc.	23,600,283
855,221	GameStop Corp., Class A (b)	32,960,217
144,293	Gap (The), Inc.	5,719,774
220,137	Home Depot (The), Inc.	23,550,256
265,237	L Brands, Inc.	23,701,578
436,406	Lowe’s Cos., Inc.	30,050,917
345,574	Murphy USA, Inc. (a)	22,576,349
115,655	O’Reilly Automotive, Inc. (a)	25,193,129
630,503	Penske Automotive Group, Inc.	30,774,851
308,135	Ross Stores, Inc.	30,468,389
566,735	Sally Beauty Holdings, Inc. (a)	17,687,799
180,184	Signet Jewelers Ltd.	24,168,080

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail (Continued)
178,505	TJX (The) Cos., Inc.	$11,520,713
294,016	Tractor Supply Co.	25,303,017
215,202	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,514,870
547,854	Urban Outfitters, Inc. (a)	21,936,074
244,375	Williams-Sonoma, Inc.	17,968,894
		701,904,051

	Textiles, Apparel & Luxury Goods — 6.1%
210,649	Carter’s, Inc.	21,035,409
968,780	Hanesbrands, Inc.	30,109,682
374,495	Kate Spade & Co. (a)	12,245,987
194,150	NIKE, Inc., Class B	19,189,786
58,671	PVH Corp.	6,063,648
190,188	Ralph Lauren Corp.	25,372,981
309,720	Under Armour, Inc., Class A (a)	24,018,786
166,041	VF Corp.	12,026,350
		150,062,629

	Total Common Stocks — 100.0%	2,462,989,629
	(Cost $2,374,259,140)

	Money Market Funds — 1.9%
45,406,776	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	45,406,776
1,493,571	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	1,493,571
	Total Money Market Funds — 1.9%	46,900,347
	(Cost $46,900,347)

Principal Value	Description	Value
	Repurchase Agreements — 0.6%
$3,994,849	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $3,994,858. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $4,082,136. (d)	$3,994,849
10,485,695	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $10,485,716. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $10,715,446. (d)	10,485,695
	Total Repurchase Agreements — 0.6%	14,480,544
	(Cost $14,480,544)

	Total Investments — 102.5%	2,524,370,520
	(Cost $2,435,640,031) (e)
	Net Other Assets and Liabilities — (2.5)%	(61,323,399)
	Net Assets — 100.0%	$2,463,047,121

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $57,868,790 and the total value of the collateral held by the Fund is $59,887,320.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $132,534,712 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $43,804,223.

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$2,462,989,629	$—	$—
Money Market Funds	46,900,347	—	—
Repurchase Agreements	—	14,480,544	—
Total Investments	$2,509,889,976	$14,480,544	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Beverages — 13.1%
1,007,914	Constellation Brands, Inc., Class A (a)	$116,857,549
783,535	Dr Pepper Snapple Group, Inc.	58,436,040
629,300	Molson Coors Brewing Co., Class B	46,259,843
677,064	Monster Beverage Corp. (a)	92,832,245
		314,385,677

	Food & Staples Retailing — 24.8%
1,134,845	CVS Health Corp.	112,678,760
1,527,894	Kroger (The) Co.	105,287,176
13,478,516	Rite Aid Corp. (a)	103,919,358
1,745,442	Sprouts Farmers Market, Inc. (a)	55,827,962
543,255	Sysco Corp.	20,116,733
1,383,174	Walgreens Boots Alliance, Inc.	114,706,620
1,799,211	Whole Foods Market, Inc.	85,930,317
		598,466,926

	Food Products — 47.2%
1,976,842	Archer-Daniels-Midland Co.	96,628,037
746,633	Bunge Ltd.	64,486,692
1,006,459	Campbell Soup Co.	44,998,782
2,704,162	Flowers Foods, Inc.	60,410,979
362,151	General Mills, Inc.	20,041,436
1,462,948	Hain Celestial Group (The), Inc. (a)	88,127,988
1,081,650	Hormel Foods Corp.	58,787,678
1,204,103	Ingredion, Inc.	95,605,778
531,359	JM Smucker (The) Co.	61,595,135
1,075,627	Kraft Foods Group, Inc.	91,159,388
607,577	McCormick & Co., Inc.	45,750,548
567,968	Mondelez International, Inc., Class A	21,792,932
5,184,974	Pilgrim’s Pride Corp. (b)	128,068,858
1,148,030	Pinnacle Foods, Inc.	46,552,617
2,446,540	Tyson Foods, Inc., Class A	96,638,330
2,641,589	WhiteWave Foods (The) Co. (a)	116,150,668
		1,136,795,846

	Household Products — 7.0%
719,892	Church & Dwight Co., Inc.	58,433,634
424,415	Clorox (The) Co.	45,030,431
148,478	Energizer Holdings, Inc.	20,285,064
571,774	Procter & Gamble (The) Co.	45,461,751
		169,210,880
	Personal Products — 0.8%
479,373	Herbalife Ltd. (a) (b)	19,903,567

Shares	Description	Value
	Specialty Retail — 2.2%
1,253,155	GNC Holdings, Inc., Class A	$53,948,323

	Tobacco — 4.8%
409,790	Altria Group, Inc.	20,509,989
313,653	Lorillard, Inc.	21,911,799
272,117	Philip Morris International, Inc.	22,713,606
679,905	Reynolds American, Inc.	49,837,037
		114,972,431

	Total Common Stocks — 99.9%	2,407,683,650
	(Cost $2,293,094,952)

	Rights — 0.0%
	Food & Staples Retailing — 0.0%
5,820	Safeway Casa Ley, SA CVR (a) (e)	5,907
5,820	Safeway PDC, LLC CVR (a) (e)	284
	Total Rights — 0.0%	6,191
	(Cost $6,040)

	Money Market Funds — 3.6%
84,557,353	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	84,557,353
2,703,609	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	2,703,609
	Total Money Market Funds — 3.6%	87,260,962
	(Cost $87,260,962)

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 1.1%
$7,439,283	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $7,439,300. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $7,601,831. (d)	$7,439,283
19,526,659	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $19,526,697. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $19,954,505. (d)	19,526,659
	Total Repurchase Agreements — 1.1%	26,965,942
	(Cost $26,965,942)

	Total Investments — 104.6%	2,521,916,745
	(Cost $2,407,327,896) (f)
	Net Other Assets and Liabilities — (4.6)%	(112,053,631)
	Net Assets — 100.0%	$2,409,863,114

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $111,025,670 and the total value of the collateral held by the Fund is $111,523,295.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	This investment is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended. At April 30, 2015, investments noted as such are valued at $6,191 or 0.00% of net assets.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $142,627,806 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,038,957.

CVR - Contingent Value Rights

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$2,407,683,650	$—	$—
Rights*	—	6,191	—
Money Market Funds	87,260,962	—	—
Repurchase Agreements	—	26,965,942	—
Total Investments	$2,494,944,612	$26,972,133	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Energy Equipment & Services — 29.3%
652,952	Atwood Oceanics, Inc.	$21,795,538
173,216	Baker Hughes, Inc.	11,858,367
244,067	Cameron International Corp. (a)	13,379,753
548,111	Diamond Offshore Drilling, Inc. (b)	18,345,275
77,237	Halliburton Co.	3,780,751
269,647	Helmerich & Payne, Inc.	21,024,377
537,880	Nabors Industries Ltd.	8,982,596
367,178	National Oilwell Varco, Inc.	19,978,155
276,930	Oil States International, Inc. (a)	13,179,099
586,572	Patterson-UTI Energy, Inc.	13,109,884
414,564	Rowan Cos. PLC, Class A	8,784,611
1,963,090	Seadrill Ltd. (b)	25,696,848
657,282	Superior Energy Services, Inc.	16,760,691
524,800	Unit Corp. (a)	18,284,032
		214,959,977

	Oil, Gas & Consumable Fuels — 67.1%
40,921	Anadarko Petroleum Corp.	3,850,666
964,765	California Resources Corp.	8,972,314
43,764	Cheniere Energy, Inc. (a)	3,347,508
1,036,999	Chesapeake Energy Corp. (b)	16,353,474
139,873	Chevron Corp.	15,534,295
95,693	Cimarex Energy Co.	11,904,209
29,219	Concho Resources, Inc. (a)	3,700,879
235,837	ConocoPhillips	16,018,049
263,252	CONSOL Energy, Inc.	8,550,425
77,590	Continental Resources, Inc. (a)	4,083,562
79,607	CVR Energy, Inc. (b)	3,187,464
2,517,833	Denbury Resources, Inc. (b)	22,182,109
182,610	Devon Energy Corp.	12,455,828
111,255	Energen Corp.	7,918,018
1,751,421	EP Energy Corp., Class A (a) (b)	25,868,488
40,894	EQT Corp.	3,678,006
172,745	Exxon Mobil Corp.	15,092,731
319,851	Gulfport Energy Corp. (a)	15,653,508
216,340	Hess Corp.	16,636,546
182,305	HollyFrontier Corp.	7,069,788
80,569	Kinder Morgan, Inc.	3,460,439
1,407,575	Laredo Petroleum, Inc. (a) (b)	22,239,685
421,806	Marathon Oil Corp.	13,118,167
107,567	Marathon Petroleum Corp.	10,602,879
393,875	Murphy Oil Corp.	18,752,389
523,072	Newfield Exploration Co. (a)	20,525,345
225,198	Noble Energy, Inc.	11,422,043
46,429	Occidental Petroleum Corp.	3,718,963
541,126	PBF Energy, Inc., Class A	15,357,156

Shares	Description	Value
	Oil, Gas & Consumable Fuels (Continued)
140,101	Phillips 66	$11,111,410
20,728	Pioneer Natural Resources Co.	3,581,384
352,134	QEP Resources, Inc.	7,923,015
674,809	Rice Energy, Inc. (a)	16,620,546
8,249,383	SandRidge Energy, Inc. (a) (b)	15,591,334
65,567	SM Energy Co.	3,800,919
93,695	Spectra Energy Corp.	3,490,139
35,371	Targa Resources Corp.	3,712,894
201,057	Tesoro Corp.	17,256,722
469,747	Ultra Petroleum Corp. (a) (b)	7,999,791
230,795	Valero Energy Corp.	13,132,235
237,599	Whiting Petroleum Corp. (a)	9,007,378
145,115	Williams (The) Cos., Inc.	7,428,437
319,331	World Fuel Services Corp.	17,722,871
1,007,577	WPX Energy, Inc. (a)	13,854,184
		493,488,192

	Semiconductors & Semiconductor Equipment — 2.5%
184,181	First Solar, Inc. (a)	10,990,080
234,485	SunPower Corp. (a) (b)	7,548,072
		18,538,152

	Trading Companies & Distributors — 1.1%
339,292	NOW, Inc. (a) (b)	8,109,079
	Total Common Stocks — 100.0%	735,095,400
	(Cost $715,519,925)

	Money Market Funds — 11.5%
84,722,915	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	84,722,915
159,460	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	159,460
	Total Money Market Funds — 11.5%	84,882,375
	(Cost $84,882,375)

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 3.7%
$7,453,850	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $7,453,866. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $7,616,715. (d)	$7,453,850
19,564,892	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $19,564,930. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $19,993,575. (d)	19,564,892
	Total Repurchase Agreements — 3.7%	27,018,742
	(Cost $27,018,742)

	Total Investments — 115.2%	846,996,517
	(Cost $827,421,042) (e)
	Net Other Assets and Liabilities — (15.2)%	(112,001,605)
	Net Assets — 100.0%	$734,994,912

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $113,001,957 and the total value of the collateral held by the Fund is $111,741,657. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On April 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day, however, market movement from April 29 to April 30 reduced the collateral value below the value of the related securities loaned.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $37,391,323 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,815,848.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$735,095,400	$—	$—
Money Market Funds	84,882,375	—	—
Repurchase Agreements	—	27,018,742	—
Total Investments	$819,977,775	$27,018,742	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Banks — 16.8%
218,041	Associated Banc-Corp.	$4,101,351
87,838	Bank of America Corp.	1,399,259
22,086	Bank of Hawaii Corp.	1,333,773
82,580	BankUnited, Inc.	2,713,579
104,017	BB&T Corp.	3,982,811
66,245	BOK Financial Corp.	4,318,512
149,807	CIT Group, Inc.	6,745,809
52,478	Citigroup, Inc.	2,798,127
280,120	Citizens Financial Group, Inc.	7,297,126
15,175	City National Corp.	1,414,310
89,868	Comerica, Inc.	4,260,642
31,945	Commerce Bancshares, Inc.	1,364,371
39,137	Cullen/Frost Bankers, Inc.	2,854,653
66,823	East West Bancorp, Inc.	2,712,346
286,861	Fifth Third Bancorp	5,737,220
189,198	First Horizon National Corp.	2,696,071
23,679	First Republic Bank	1,380,249
328,650	Fulton Financial Corp.	3,996,384
367,015	Huntington Bancshares, Inc.	3,985,783
89,265	JPMorgan Chase & Co.	5,646,904
286,412	KeyCorp	4,138,653
21,289	M&T Bank Corp.	2,547,655
28,831	PacWest Bancorp	1,300,278
177,875	People’s United Financial, Inc.	2,687,691
57,995	PNC Financial Services Group (The), Inc.	5,319,881
429,159	Regions Financial Corp.	4,218,633
20,867	Signature Bank (a)	2,798,056
98,702	SunTrust Banks, Inc.	4,096,133
10,639	SVB Financial Group (a)	1,412,434
48,265	Synovus Financial Corp.	1,335,010
257,988	TCF Financial Corp.	4,040,092
61,910	U.S. Bancorp	2,654,082
74,548	Wells Fargo & Co.	4,107,595
150,205	Zions Bancorporation	4,256,059
		115,651,532

	Capital Markets — 7.4%
6,296	Affiliated Managers Group, Inc. (a)	1,423,714
20,665	Ameriprise Financial, Inc.	2,588,911
100,781	Bank of New York Mellon (The) Corp.	4,267,068
7,393	BlackRock, Inc.	2,690,608
44,409	Charles Schwab (The) Corp.	1,354,475
32,464	Eaton Vance Corp.	1,333,621
39,890	Federated Investors, Inc., Class B	1,372,216
131,710	Franklin Resources, Inc.	6,790,968
28,764	Goldman Sachs Group (The), Inc.	5,649,825

Shares	Description	Value
	Capital Markets (Continued)
102,183	Invesco Ltd.	$4,232,420
51,409	Lazard Ltd., Class A (b)	2,726,219
24,490	Legg Mason, Inc.	1,289,399
30,823	LPL Financial Holdings, Inc. (c)	1,247,407
37,878	Morgan Stanley	1,413,228
23,810	Raymond James Financial, Inc.	1,345,979
122,646	SEI Investments Co.	5,600,016
36,770	State Street Corp.	2,835,702
72,564	TD Ameritrade Holding Corp.	2,630,445
		50,792,221

	Consumer Finance — 5.3%
322,176	Ally Financial, Inc. (a)	7,052,433
68,603	Capital One Financial Corp.	5,546,553
71,972	Discover Financial Services	4,172,217
199,486	Navient Corp.	3,897,956
292,099	Santander Consumer USA Holdings, Inc.	7,211,924
437,022	SLM Corp. (a)	4,453,254
133,625	Synchrony Financial (a) (c)	4,162,419
		36,496,756

	Diversified Financial Services — 5.5%
37,466	Berkshire Hathaway, Inc., Class B (a)	5,290,574
23,183	Intercontinental Exchange, Inc.	5,205,279
60,648	Leucadia National Corp.	1,441,603
52,295	McGraw Hill Financial, Inc.	5,454,368
39,071	Moody’s Corp.	4,200,914
110,247	MSCI, Inc.	6,746,014
53,076	NASDAQ OMX Group (The), Inc.	2,581,086
156,792	Voya Financial, Inc.	6,638,573
		37,558,411

	Insurance — 31.6%
48,500	ACE Ltd.	5,189,015
84,474	Aflac, Inc.	5,325,241
13,881	Alleghany Corp. (a)	6,572,931
167,309	Allied World Assurance Co. Holdings AG	6,883,092
75,981	Allstate (The) Corp.	5,292,836
84,293	American Financial Group, Inc.	5,327,318
123,366	American International Group, Inc.	6,944,272
14,063	Aon PLC	1,353,283
109,731	Arch Capital Group Ltd. (a)	6,658,477
57,831	Arthur J. Gallagher & Co.	2,766,057
143,114	Aspen Insurance Holdings Ltd.	6,687,717
88,054	Assurant, Inc.	5,411,799

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
256,132	Assured Guaranty Ltd.	$6,656,871
131,042	Axis Capital Holdings Ltd.	6,822,047
81,658	Brown & Brown, Inc.	2,608,973
53,484	Chubb (The) Corp.	5,260,151
76,118	Cincinnati Financial Corp.	3,854,616
110,553	Endurance Specialty Holdings Ltd.	6,675,190
38,846	Everest Re Group, Ltd.	6,949,938
147,098	FNF Group	5,294,057
74,501	Hanover Insurance Group (The), Inc.	5,108,534
96,978	Hartford Financial Services Group (The), Inc.	3,953,793
95,418	HCC Insurance Holdings, Inc.	5,435,009
70,580	Lincoln National Corp.	3,987,064
66,218	Loews Corp.	2,757,318
24,098	Marsh & McLennan Cos., Inc.	1,353,344
726,799	MBIA, Inc. (a)	6,359,491
70,227	Mercury General Corp.	3,858,271
106,972	MetLife, Inc.	5,486,594
361,940	Old Republic International Corp.	5,534,063
59,122	PartnerRe Ltd.	7,567,616
52,635	Principal Financial Group, Inc.	2,690,701
147,228	ProAssurance Corp.	6,617,899
198,802	Progressive (The) Corp.	5,300,061
16,834	Prudential Financial, Inc.	1,373,654
58,026	Reinsurance Group of America, Inc.	5,316,342
67,778	RenaissanceRe Holdings Ltd.	6,946,567
78,828	StanCorp Financial Group, Inc.	5,681,922
73,844	Torchmark Corp.	4,143,387
62,513	Travelers (The) Cos., Inc.	6,320,689
40,081	Unum Group	1,369,167
160,550	Validus Holdings Ltd.	6,715,807
107,055	W. R. Berkley Corp.	5,244,624
		217,655,798

	Internet Software & Services — 0.6%
17,418	Equinix, Inc.	4,457,789

	IT Services — 8.9%
13,690	Alliance Data Systems Corp. (a)	4,070,174
122,871	Broadridge Financial Solutions, Inc.	6,625,204
79,453	Fidelity National Information Services, Inc.	4,965,018
68,101	Fiserv, Inc. (a)	5,284,638
17,917	FleetCor Technologies, Inc. (a)	2,882,666
73,727	Global Payments, Inc.	7,393,343
77,369	Jack Henry & Associates, Inc.	5,145,812
31,295	MasterCard, Inc., Class A	2,823,122
177,178	Total System Services, Inc.	7,009,162

Shares	Description	Value
	IT Services (Continued)
179,287	Vantiv, Inc., Class A (a)	$7,010,122
41,336	Visa, Inc., Class A	2,730,243
259,846	Western Union (The) Co.	5,269,677
		61,209,181

	Media — 1.0%
166,651	Thomson Reuters Corp.	6,842,690

	Professional Services — 1.2%
21,062	Dun & Bradstreet (The) Corp.	2,688,986
58,142	Equifax, Inc.	5,635,704
		8,324,690

	Real Estate Investment Trusts — 16.9%
14,362	American Tower Corp.	1,357,640
68,689	Apartment Investment & Management Co., Class A	2,591,636
59,660	BioMed Realty Trust, Inc.	1,237,945
28,870	Boston Properties, Inc.	3,819,790
68,274	CBL & Associates Properties, Inc.	1,229,615
427,544	Chimera Investment Corp.	6,494,393
67,154	Corrections Corp. of America	2,470,596
32,755	Crown Castle International Corp.	2,736,025
98,404	Equity LifeStyle Properties, Inc.	5,197,699
100,033	Extra Space Storage, Inc.	6,595,176
27,547	Federal Realty Investment Trust	3,682,207
146,661	Gaming and Leisure Properties, Inc.	5,235,798
31,284	HCP, Inc.	1,260,432
52,425	Health Care REIT, Inc.	3,775,648
145,568	Healthcare Trust of America, Inc., Class A	3,768,756
40,975	Hospitality Properties Trust	1,232,528
133,977	Host Hotels & Resorts, Inc.	2,698,297
74,113	Iron Mountain, Inc.	2,556,157
80,153	Macerich (The) Co.	6,553,309
859,955	MFA Financial, Inc.	6,681,850
74,606	NorthStar Realty Finance Corp.	1,399,609
99,965	Omega Healthcare Investors, Inc.	3,607,737
350,220	Paramount Group, Inc.	6,416,030
31,115	Plum Creek Timber Co., Inc.	1,313,053
94,980	Post Properties, Inc.	5,430,007
20,569	Public Storage	3,865,121
60,922	Senior Housing Properties Trust	1,247,073
13,822	Simon Property Group, Inc.	2,508,555
111,261	Starwood Property Trust, Inc.	2,671,377
70,110	Taubman Centers, Inc.	5,048,621
127,295	Two Harbors Investment Corp.	1,336,598
37,027	Ventas, Inc.	2,551,160
12,073	Vornado Realty Trust	1,249,435

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
37,573	Weingarten Realty Investors	$1,230,891
81,557	Weyerhaeuser Co.	2,569,861
19,879	WP Carey, Inc.	1,261,919
81,291	WP GLIMCHER, Inc.	1,219,365
		116,101,909

	Real Estate Management & Development — 2.9%
174,609	CBRE Group, Inc., Class A (a)	6,694,509
26,163	Howard Hughes (The) Corp. (a)	3,884,420
39,667	Jones Lang LaSalle, Inc.	6,587,102
59,448	Realogy Holdings Corp. (a)	2,818,430
		19,984,461

	Software — 0.8%
33,964	FactSet Research Systems, Inc.	5,345,594

	Thrifts & Mortgage Finance — 1.0%
163,731	Nationstar Mortgage Holdings, Inc. (a) (c)	4,109,648
161,607	New York Community Bancorp, Inc.	2,778,024
		6,887,672
	Total Common Stocks — 99.9%	687,308,704
	(Cost $683,338,221)

	Money Market Funds — 1.0%
5,477,270	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	5,477,270
1,392,793	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (d)	1,392,793
	Total Money Market Funds — 1.0%	6,870,063
	(Cost $6,870,063)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$481,885	JPMorgan Chase & Co., 0.08% (d), dated 04/30/15, due 05/01/15, with a maturity value of $481,887. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $492,415. (e)	$481,885
1,264,855	RBC Capital Markets LLC, 0.07% (d), dated 04/30/15, due 05/01/15, with a maturity value of $1,264,857. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $1,292,569. (e)	1,264,855
	Total Repurchase Agreements — 0.3%	1,746,740
	(Cost $1,746,740)

	Total Investments — 101.2%	695,925,507
	(Cost $691,955,024) (f)
	Net Other Assets and Liabilities — (1.2)%	(7,947,080)
	Net Assets — 100.0%	$687,978,427

(a)	Non-income producing security.
(b)	Master Limited Partnership (“MLP”).
(c)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,047,713 and the total value of the collateral held by the Fund is $7,224,010.
(d)	Interest rate shown reflects yield as of April 30, 2015.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,467,799 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,497,316.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$687,308,704	$—	$—
Money Market Funds	6,870,063	—	—
Repurchase Agreements	—	1,746,740	—
Total Investments	$694,178,767	$1,746,740	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Biotechnology — 21.3%
94,267	Alexion Pharmaceuticals, Inc. (a)	$15,952,805
502,836	Alnylam Pharmaceuticals, Inc. (a)	51,223,903
102,188	Amgen, Inc.	16,136,507
154,751	Biogen, Inc. (a)	57,866,042
702,192	BioMarin Pharmaceutical, Inc. (a)	78,680,614
455,433	Celgene Corp. (a)	49,214,090
332,920	Gilead Sciences, Inc. (a)	33,461,789
954,702	Incyte Corp. (a)	92,758,846
57,932	Intercept Pharmaceuticals, Inc. (a)	14,645,789
677,984	Medivation, Inc. (a)	81,859,788
922,870	Myriad Genetics, Inc. (a) (b)	30,482,396
341,885	Pharmacyclics, Inc. (a)	87,590,937
144,734	Regeneron Pharmaceuticals, Inc. (a)	66,210,016
507,486	United Therapeutics Corp. (a)	81,040,439
		757,123,961

	Health Care Equipment & Supplies — 17.0%
227,517	Becton, Dickinson and Co.	32,050,320
3,681,022	Boston Scientific Corp. (a)	65,595,812
97,615	C. R. Bard, Inc.	16,260,707
280,145	Cooper (The) Cos., Inc.	49,885,420
320,976	DENTSPLY International, Inc.	16,369,776
458,632	Edwards Lifesciences Corp. (a)	58,085,743
1,071,511	Hill-Rom Holdings, Inc.	53,511,259
1,978,445	Hologic, Inc. (a)	66,752,734
339,864	IDEXX Laboratories, Inc. (a)	42,608,750
209,462	Medtronic PLC	15,594,446
910,250	ResMed, Inc.	58,201,385
181,508	Sirona Dental Systems, Inc. (a)	16,834,867
499,548	St. Jude Medical, Inc.	34,993,337
177,064	Stryker Corp.	16,332,383
135,186	Teleflex, Inc.	16,622,470
347,215	Varian Medical Systems, Inc. (a)	30,850,053
138,977	Zimmer Holdings, Inc.	15,265,234
		605,814,696

	Health Care Providers & Services — 37.8%
821,412	Aetna, Inc.	87,784,300
769,814	AmerisourceBergen Corp.	87,989,740
211,594	Anthem, Inc.	31,935,882
1,390,461	Brookdale Senior Living, Inc. (a)	50,376,402
723,828	Cardinal Health, Inc.	61,047,653
1,469,702	Catamaran Corp. (a)	87,226,814
1,237,880	Centene Corp. (a)	76,736,181
676,034	Cigna Corp.	84,260,878

Shares	Description	Value
	Health Care Providers & Services (Continued)
1,004,292	Community Health Systems, Inc. (a)	$53,910,395
645,975	DaVita HealthCare Partners, Inc. (a)	52,388,572
1,703,730	Envision Healthcare Holdings, Inc. (a)	64,673,591
376,521	Express Scripts Holding Co. (a)	32,531,414
697,912	HCA Holdings, Inc. (a)	51,652,467
376,042	Henry Schein, Inc. (a)	51,555,358
91,738	Humana, Inc.	15,191,813
518,209	Laboratory Corp. of America Holdings (a)	61,957,068
714,811	LifePoint Health, Inc. (a)	53,525,048
386,855	McKesson Corp.	86,423,407
901,097	MEDNAX, Inc. (a)	63,779,646
1,076,119	Patterson Cos., Inc.	50,529,168
425,112	Quest Diagnostics, Inc.	30,361,499
659,836	Tenet Healthcare Corp. (a)	31,579,751
138,104	UnitedHealth Group, Inc.	15,384,786
555,076	Universal Health Services, Inc., Class B	64,916,138
		1,347,717,971

	Health Care Technology — 1.8%
891,890	Cerner Corp. (a)	64,046,621

	Life Sciences Tools & Services — 8.0%
120,838	Bio-Rad Laboratories, Inc., Class A (a)	16,246,669
325,733	Bio-Techne Corp.	31,257,339
1,103,623	Charles River Laboratories International, Inc. (a)	76,326,567
175,976	Illumina, Inc. (a)	32,423,578
638,810	PerkinElmer, Inc.	32,745,401
975,646	Quintiles Transnational Holdings, Inc. (a)	64,275,558
243,171	Thermo Fisher Scientific, Inc.	30,561,731
		283,836,843

	Pharmaceuticals — 14.1%
294,040	Actavis PLC (a)	83,172,155
253,233	Bristol-Myers Squibb Co.	16,138,539
728,419	Endo International PLC (a)	61,234,543
189,068	Jazz Pharmaceuticals PLC (a)	33,786,452
324,726	Johnson & Johnson	32,212,819
690,946	Mallinckrodt PLC (a)	78,201,268
1,136,704	Merck & Co., Inc.	67,702,090

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals (Continued)
884,654	Mylan N.V. (a)	$63,925,098
469,510	Pfizer, Inc.	15,930,475
1,134,241	Zoetis, Inc.	50,382,985
		502,686,424

	Total Common Stocks — 100.0%	3,561,226,516
	(Cost $3,209,485,053)

	Money Market Funds — 0.6%
20,639,143	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	20,639,143
2,395,198	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	2,395,198
	Total Money Market Funds — 0.6%	23,034,341
	(Cost $23,034,341)

Principal Value
Repurchase Agreements — 0.2%
$1,815,814	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $1,815,818. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $1,855,489. (d)	1,815,814

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$4,766,155	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $4,766,165. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $4,870,586. (d)	$4,766,155
	Total Repurchase Agreements — 0.2%	6,581,969
	(Cost $6,581,969)

	Total Investments — 100.8%	3,590,842,826
	(Cost $3,239,101,363) (e)
	Net Other Assets and Liabilities — (0.8)%	(30,324,580)
	Net Assets — 100.0%	$3,560,518,246

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $26,251,485 and the total value of the collateral held by the Fund is $27,221,112.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $381,639,050 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $29,897,587.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$3,561,226,516	$—	$—
Money Market Funds	23,034,341	—	—
Repurchase Agreements	—	6,581,969	—
Total Investments	$3,584,260,857	$6,581,969	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Industrial/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Aerospace & Defense — 13.8%
42,006	Boeing (The) Co.	$6,021,140
11,058	General Dynamics Corp.	1,518,484
14,389	Honeywell International, Inc.	1,452,138
56,229	Huntington Ingalls Industries, Inc.	7,399,174
35,799	L-3 Communications Holdings, Inc.	4,113,663
15,531	Lockheed Martin Corp.	2,898,085
9,326	Northrop Grumman Corp.	1,436,577
102,836	Orbital ATK, Inc.	7,523,482
28,853	Raytheon Co.	3,000,712
81,618	Rockwell Collins, Inc.	7,943,880
150,938	Spirit AeroSystems Holdings, Inc., Class A (a)	7,681,235
33,859	Textron, Inc.	1,489,119
20,589	TransDigm Group, Inc.	4,367,545
105,564	Triumph Group, Inc.	6,253,611
12,807	United Technologies Corp.	1,456,796
		64,555,641

	Air Freight & Logistics — 3.5%
61,500	C.H. Robinson Worldwide, Inc.	3,959,985
130,848	Expeditors International of Washington, Inc.	5,996,764
38,103	FedEx Corp.	6,461,126
		16,417,875

	Airlines — 9.3%
119,076	Alaska Air Group, Inc.	7,628,008
149,306	American Airlines Group, Inc.	7,209,240
78,048	Copa Holdings SA, Class A (b)	8,654,743
100,156	Delta Air Lines, Inc.	4,470,964
142,309	Southwest Airlines Co.	5,772,053
58,208	Spirit Airlines, Inc. (a)	3,985,502
93,743	United Continental Holdings, Inc. (a)	5,600,207
		43,320,717

	Building Products — 2.3%
120,019	A.O. Smith Corp.	7,669,214
51,533	Allegion PLC	3,151,243
		10,820,457

	Commercial Services & Supplies — 6.6%
108,457	ADT (The) Corp. (b)	4,077,983
38,615	Cintas Corp.	3,087,269
26,436	Clean Harbors, Inc. (a)	1,460,589
66,920	Covanta Holding Corp.	1,357,807
410,651	R.R. Donnelley & Sons Co.	7,646,322
111,022	Republic Services, Inc.	4,510,824

Shares	Description	Value
	Commercial Services & Supplies (Continued)
32,065	Stericycle, Inc. (a)	$4,278,433
31,182	Waste Connections, Inc.	1,478,339
58,125	Waste Management, Inc.	2,878,931
		30,776,497

	Construction & Engineering — 4.7%
63,989	Chicago Bridge & Iron Co. N.V. (b)	3,049,076
110,293	Fluor Corp.	6,633,021
139,599	Jacobs Engineering Group, Inc. (a)	5,983,213
220,972	Quanta Services, Inc. (a)	6,388,301
		22,053,611

	Containers & Packaging — 0.7%
59,576	Avery Dennison Corp.	3,311,830

	Electrical Equipment — 2.3%
66,280	Eaton Corp. PLC	4,555,424
55,672	Emerson Electric Co.	3,275,184
28,757	Hubbell, Inc., Class B	3,129,624
		10,960,232

	Electronic Equipment, Instruments & Components — 3.0%
100,771	FLIR Systems, Inc.	3,112,816
84,849	Keysight Technologies, Inc. (a)	2,839,047
86,871	Zebra Technologies Corp., Class A (a)	7,999,082
		13,950,945

	Energy Equipment & Services — 2.0%
329,377	Tidewater, Inc. (b)	9,120,449

	Industrial Conglomerates — 2.3%
16,204	Carlisle Cos., Inc.	1,563,686
17,679	Danaher Corp.	1,447,556
127,052	General Electric Co.	3,440,568
26,180	Roper Technologies, Inc.	4,402,691
		10,854,501

	Internet Software & Services — 0.7%
15,932	CoStar Group, Inc. (a)	3,256,979

	IT Services — 5.4%
33,646	Accenture PLC, Class A	3,117,302

See Notes to Portfolio of Investments

First Trust Industrial/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
217,842	Booz Allen Hamilton Holding Corp.	$5,990,655
338,942	Genpact Ltd. (a)	7,409,272
30,255	Paychex, Inc.	1,464,039
613,259	Xerox Corp.	7,052,479
		25,033,747

	Life Sciences Tools & Services — 1.3%
13,702	Mettler-Toledo International, Inc. (a)	4,343,671
12,075	Waters Corp. (a)	1,511,669
		5,855,340

	Machinery — 24.5%
165,415	AGCO Corp.	8,520,526
56,267	Caterpillar, Inc.	4,888,477
24,051	Crane Co.	1,469,756
51,353	Deere & Co.	4,648,473
39,805	Donaldson Co., Inc.	1,487,513
91,208	Dover Corp.	6,906,270
19,794	IDEX Corp.	1,484,748
15,453	Illinois Tool Works, Inc.	1,446,092
37,611	ITT Corp.	1,491,276
201,134	Joy Global, Inc.	8,576,354
48,207	Lincoln Electric Holdings, Inc.	3,223,120
30,708	Middleby (The) Corp. (a)	3,111,949
161,516	Oshkosh Corp.	8,696,021
71,320	PACCAR, Inc.	4,660,762
14,951	Pall Corp.	1,455,031
53,077	Parker-Hannifin Corp.	6,335,271
42,869	Snap-on, Inc.	6,411,059
92,819	SPX Corp.	7,147,063
47,221	Stanley Black & Decker, Inc.	4,660,713
296,367	Terex Corp.	8,138,238
64,219	Toro (The) Co.	4,305,242
221,920	Trinity Industries, Inc.	6,011,813
66,353	Wabtec Corp.	6,240,500
90,010	Xylem, Inc.	3,332,170
		114,648,437

	Professional Services — 3.5%
52,270	ManpowerGroup, Inc.	4,460,199
130,210	Robert Half International, Inc.	7,220,145
11,354	Towers Watson & Co., Class A	1,440,879
44,147	Verisk Analytics, Inc., Class A (a)	3,312,791
		16,434,014

	Road & Rail — 7.4%
142,858	Con-way, Inc.	5,871,464

Shares	Description	Value
	Road & Rail (Continued)
135,962	CSX Corp.	$4,906,869
32,687	Genesee & Wyoming, Inc., Class A (a)	3,038,257
52,731	J.B. Hunt Transport Services, Inc.	4,598,143
14,703	Kansas City Southern	1,506,910
22,639	Landstar System, Inc.	1,410,636
61,253	Norfolk Southern Corp.	6,177,365
58,256	Old Dominion Freight Line, Inc. (a)	4,143,749
33,218	Ryder System, Inc.	3,167,669
		34,821,062

	Technology Hardware, Storage & Peripherals — 1.0%
106,356	Lexmark International, Inc., Class A	4,721,143

	Trading Companies & Distributors — 5.8%
167,044	Air Lease Corp.	6,452,910
108,733	GATX Corp.	5,915,075
202,354	HD Supply Holdings, Inc. (a)	6,677,682
112,754	WESCO International, Inc. (a)	8,134,073
		27,179,740

	Total Common Stocks — 100.1%	468,093,217
	(Cost $479,854,333)

	Money Market Funds — 2.6%
12,065,343	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	12,065,343
274,170	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	274,170
	Total Money Market Funds — 2.6%	12,339,513
	(Cost $12,339,513)

Principal Value
Repurchase Agreements — 0.8%
$1,061,499	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $1,061,501. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $1,084,692. (d)	1,061,499

See Notes to Portfolio of Investments

First Trust Industrial/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$2,786,225	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $2,786,231. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $2,847,274. (d)	$2,786,225
	Total Repurchase Agreements — 0.8%	3,847,724
	(Cost $3,847,724)

	Total Investments — 103.5%	484,280,454
	(Cost $496,041,570) (e)
	Net Other Assets and Liabilities — (3.5)%	(16,438,186)
	Net Assets — 100.0%	$467,842,268

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $15,815,424 and the total value of the collateral held by the Fund is $15,913,067.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,372,686 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $32,133,802.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$468,093,217	$—	$—
Money Market Funds	12,339,513	—	—
Repurchase Agreements	—	3,847,724	—
Total Investments	$480,432,730	$3,847,724	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.9%
109,168	Hexcel Corp.	$5,474,775

	Building Products — 6.7%
17,907	Armstrong World Industries, Inc. (a)	980,229
50,257	Lennox International, Inc.	5,325,232
126,144	Masco Corp.	3,341,554
77,606	Owens Corning	3,000,248
		12,647,263

	Chemicals — 32.3%
19,478	Albemarle Corp.	1,162,837
37,262	Axalta Coating Systems Ltd. (a)	1,143,198
99,793	Cabot Corp.	4,265,153
80,393	Celanese Corp., Series A	5,334,879
19,788	CF Industries Holdings, Inc.	5,688,456
41,550	Cytec Industries, Inc.	2,297,300
70,197	Dow Chemical (The) Co.	3,580,047
14,400	E.I. du Pont de Nemours & Co.	1,054,080
48,627	Eastman Chemical Co.	3,706,350
8,997	Ecolab, Inc.	1,007,484
101,278	Huntsman Corp.	2,334,458
28,689	International Flavors & Fragrances, Inc.	3,292,063
11,722	LyondellBasell Industries N.V., Class A	1,213,461
121,870	Mosaic (The) Co.	5,362,280
7,050	NewMarket Corp.	3,150,645
40,105	Platform Specialty Products Corp. (a)	1,080,429
4,563	PPG Industries, Inc.	1,010,978
33,427	Scotts Miracle-Gro (The) Co., Class A	2,156,376
19,729	Sherwin-Williams (The) Co.	5,484,662
12,246	Valspar (The) Corp.	993,151
10,409	W.R. Grace & Co. (a)	1,006,758
62,421	Westlake Chemical Corp.	4,867,590
		61,192,635

	Construction Materials — 1.8%
24,091	Martin Marietta Materials, Inc.	3,436,581

	Containers & Packaging — 18.5%
35,349	AptarGroup, Inc.	2,194,113
31,785	Ball Corp.	2,333,337
48,487	Bemis Co., Inc.	2,181,915
83,127	Crown Holdings, Inc. (a)	4,510,471
85,766	Greif, Inc., Class A	3,495,822
44,131	Owens-Illinois, Inc. (a)	1,055,172
57,433	Packaging Corp. of America	3,973,789

Shares	Description	Value
	Containers & Packaging (Continued)
69,624	Rock-Tenn Co., Class A	$4,384,920
98,569	Sealed Air Corp.	4,494,746
77,254	Silgan Holdings, Inc.	4,161,673
49,393	Sonoco Products Co.	2,207,373
		34,993,331

	Electrical Equipment — 2.9%
33,383	Acuity Brands, Inc.	5,573,292

	Machinery — 4.7%
49,471	Ingersoll-Rand PLC	3,257,170
24,420	Timken (The) Co.	959,462
36,547	Valmont Industries, Inc. (b)	4,605,653
		8,822,285

	Metals & Mining — 22.6%
173,791	Alcoa, Inc.	2,332,275
115,503	Carpenter Technology Corp.	4,995,505
24,089	Compass Minerals International, Inc.	2,127,781
177,733	Freeport-McMoRan, Inc.	4,135,847
258,562	Newmont Mining Corp.	6,849,308
70,860	Nucor Corp.	3,462,220
91,906	Reliance Steel & Aluminum Co.	5,948,156
111,709	Steel Dynamics, Inc.	2,472,120
212,064	TimkenSteel Corp.	6,190,148
184,046	United States Steel Corp. (b)	4,420,785
		42,934,145

	Paper & Forest Products — 3.9%
121,450	Domtar Corp.	5,249,069
40,464	International Paper Co.	2,173,726
		7,422,795

	Trading Companies & Distributors — 3.6%
473,703	MRC Global, Inc. (a)	6,916,064

	Total Common Stocks — 99.9%	189,413,166
	(Cost $192,079,007)

	Money Market Funds — 1.6%
2,612,703	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	2,612,703

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value

	Money Market Funds (Continued)
479,784	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	$479,784
	Total Money Market Funds — 1.6%	3,092,487
	(Cost $3,092,487)

Principal Value
	Repurchase Agreements — 0.5%
$229,863	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $229,864. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $234,886. (d)	229,863
603,346	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $603,347. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $616,566. (d)	603,346
	Total Repurchase Agreements — 0.5%	833,209
	(Cost $833,209)

	Total Investments — 102.0%	193,338,862
	(Cost $196,004,703) (e)
	Net Other Assets and Liabilities — (2.0)%	(3,726,893)
	Net Assets — 100.0%	$189,611,969

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,400,899 and the total value of the collateral held by the Fund is $3,445,912.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,378,557 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,044,398.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$189,413,166	$—	$—
Money Market Funds	3,092,487	—	—
Repurchase Agreements	—	833,209	—
Total Investments	$192,505,653	$833,209	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.1%
	Communications Equipment — 8.1%
194,444	ARRIS Group, Inc. (a)	$6,547,902
710,316	Brocade Communications Systems, Inc.	8,026,571
408,263	Cisco Systems, Inc.	11,770,222
393,743	CommScope Holding Co., Inc. (a)	11,619,356
71,350	Harris Corp.	5,725,124
96,156	Palo Alto Networks, Inc. (a)	14,204,164
		57,893,339

	Electronic Equipment, Instruments & Components — 16.3%
190,697	Amphenol Corp., Class A	10,558,893
183,763	Arrow Electronics, Inc. (a)	10,972,489
315,658	Avnet, Inc.	13,456,501
377,195	CDW Corp.	14,454,112
619,350	Corning, Inc.	12,962,996
294,486	Dolby Laboratories, Inc., Class A	11,856,006
335,515	Ingram Micro, Inc., Class A (a)	8,441,557
121,235	IPG Photonics Corp. (a)	10,738,996
113,493	Jabil Circuit, Inc.	2,555,862
194,513	Tech Data Corp. (a)	10,964,698
813,125	Vishay Intertechnology, Inc.	10,310,425
		117,272,535

	Internet & Catalog Retail — 0.4%
368,000	Groupon, Inc. (a)	2,546,560

	Internet Software & Services — 10.8%
118,627	Akamai Technologies, Inc. (a)	8,752,300
283,690	AOL, Inc. (a)	11,319,231
68,339	Facebook, Inc., Class A (a)	5,383,063
4,782	Google, Inc., Class A (a)	2,624,218
39,323	IAC/InterActiveCorp	2,745,532
33,729	LinkedIn Corp., Class A (a)	8,504,093
272,280	Rackspace Hosting, Inc. (a)	14,675,892
112,192	Twitter, Inc. (a)	4,371,000
83,894	VeriSign, Inc. (a)	5,328,108
316,121	Yahoo!, Inc. (a)	13,455,691
		77,159,128

	IT Services — 7.8%
154,935	Amdocs Ltd.	8,532,270
180,111	Cognizant Technology Solutions Corp., Class A (a)	10,543,698
86,069	Computer Sciences Corp.	5,547,147
126,872	DST Systems, Inc.	14,600,430
67,004	Gartner, Inc. (a)	5,559,992

Shares	Description	Value
	IT Services (Continued)
190,933	Teradata Corp. (a)	$8,399,143
76,046	VeriFone Systems, Inc. (a)	2,720,165
		55,902,845

	Semiconductors & Semiconductor Equipment — 23.8%
196,420	Altera Corp.	8,186,786
133,773	Analog Devices, Inc.	8,272,522
249,062	Applied Materials, Inc.	4,928,937
110,620	Avago Technologies Ltd.	12,929,266
61,294	Broadcom Corp., Class A	2,709,501
158,312	Cree, Inc. (a) (b)	5,015,324
344,622	Freescale Semiconductor Ltd. (a)	13,471,274
449,207	Intel Corp.	14,621,688
159,992	Lam Research Corp.	12,092,195
764,449	Marvell Technology Group Ltd.	10,709,931
76,216	Maxim Integrated Products, Inc.	2,502,171
54,257	Microchip Technology, Inc.	2,585,617
517,750	Micron Technology, Inc. (a)	14,564,308
402,770	NVIDIA Corp.	8,939,480
1,159,925	ON Semiconductor Corp. (a)	13,362,336
142,920	Skyworks Solutions, Inc.	13,184,370
585,272	SunEdison, Inc. (a) (b)	14,819,087
140,754	Teradyne, Inc.	2,568,761
98,264	Texas Instruments, Inc.	5,326,891
		170,790,445

	Software — 22.0%
370,873	Activision Blizzard, Inc.	8,461,468
35,885	Adobe Systems, Inc. (a)	2,729,413
63,722	ANSYS, Inc. (a)	5,469,896
45,242	Autodesk, Inc. (a)	2,571,103
258,441	CA, Inc.	8,210,671
143,882	Cadence Design Systems, Inc. (a)	2,683,399
41,543	Citrix Systems, Inc. (a)	2,790,028
238,832	Electronic Arts, Inc. (a)	13,873,751
143,148	FireEye, Inc. (a)	5,912,012
321,517	Fortinet, Inc. (a)	12,134,052
192,175	Informatica Corp. (a)	9,237,852
57,948	Intuit, Inc.	5,813,923
207,298	Microsoft Corp.	10,082,975
148,344	Red Hat, Inc. (a)	11,164,369
126,144	salesforce.com, inc. (a)	9,185,806
142,637	ServiceNow, Inc. (a)	10,677,806
109,650	SolarWinds, Inc. (a)	5,348,727
51,357	Solera Holdings, Inc.	2,491,842
44,830	Splunk, Inc. (a)	2,974,246
360,713	Symantec Corp.	8,990,772
121,296	Synopsys, Inc. (a)	5,686,356

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
91,088	Tableau Software, Inc., Class A (a)	$8,912,050
31,434	Workday, Inc., Class A (a)	2,867,095
		158,269,612

	Technology Hardware, Storage & Peripherals — 10.1%
90,305	Apple, Inc.	11,301,671
74,823	Diebold, Inc.	2,601,596
329,737	EMC Corp.	8,873,223
360,634	Hewlett-Packard Co.	11,890,103
89,906	NCR Corp. (a)	2,467,020
158,448	NetApp, Inc.	5,743,740
220,796	SanDisk Corp.	14,780,084
154,338	Western Digital Corp.	15,084,996
		72,742,433

	Wireless Telecommunication Services — 0.8%
47,983	SBA Communications Corp., Class A (a)	5,557,391

	Total Common Stocks — 100.1%	718,134,288
	(Cost $680,648,686)

	Money Market Funds — 1.6%
11,109,009	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	11,109,009
599,444	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	599,444
	Total Money Market Funds — 1.6%	11,708,453
	(Cost $11,708,453)

Principal Value
Repurchase Agreements — 0.5%
$977,361	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $977,363. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $998,716. (d)	977,361

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$2,565,381	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $2,565,386. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $2,621,591. (d)	$2,565,381
	Total Repurchase Agreements — 0.5%	3,542,742
	(Cost $3,542,742)

	Total Investments — 102.2%	733,385,483
	(Cost $695,899,881) (e)
	Net Other Assets and Liabilities — (2.2)%	(15,531,497)
	Net Assets — 100.0%	$717,853,986

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $13,949,222 and the total value of the collateral held by the Fund is $14,651,751.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $51,058,150 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,572,548.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$718,134,288	$—	$—
Money Market Funds	11,708,453	—	—
Repurchase Agreements	—	3,542,742	—
Total Investments	$729,842,741	$3,542,742	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Diversified Telecommunication Services — 9.5%
79,822	AT&T, Inc.	$2,765,034
188,585	CenturyLink, Inc.	6,781,517
184,845	Frontier Communications Corp.	1,268,037
72,613	Level 3 Communications, Inc. (a)	4,061,971
		14,876,559

	Electric Utilities — 34.5%
69,499	American Electric Power Co., Inc.	3,952,408
33,946	Duke Energy Corp.	2,633,191
83,442	Edison International	5,084,956
84,084	Entergy Corp.	6,489,603
25,798	Eversource Energy	1,257,910
155,089	Exelon Corp.	5,276,128
244,218	Great Plains Energy, Inc.	6,393,627
12,523	NextEra Energy, Inc.	1,263,946
123,676	OGE Energy Corp.	4,041,732
48,570	Pepco Holdings, Inc.	1,261,849
61,320	Pinnacle West Capital Corp.	3,752,784
154,861	PPL Corp.	5,269,920
29,429	Southern (The) Co.	1,303,705
100,863	Westar Energy, Inc.	3,797,492
74,873	Xcel Energy, Inc.	2,538,943
		54,318,194

	Gas Utilities — 11.1%
131,234	AGL Resources, Inc.	6,597,133
47,130	Atmos Energy Corp.	2,545,020
108,003	National Fuel Gas Co.	6,960,794
54,614	Questar Corp.	1,280,152
		17,383,099

	Independent Power and Renewable Electricity Producers — 9.0%
202,819	AES (The) Corp.	2,687,352
284,904	Calpine Corp. (a)	6,213,756
206,926	NRG Energy, Inc.	5,222,812
		14,123,920

	Multi-Utilities—31.4%
41,373	Alliant Energy Corp.	2,501,825
92,639	Ameren Corp.	3,792,641
191,545	CenterPoint Energy, Inc.	4,016,699
64,087	Consolidated Edison, Inc.	3,944,555
64,603	DTE Energy Co.	5,144,337
18,095	Integrys Energy Group, Inc.	1,322,745
305,328	MDU Resources Group, Inc.	6,805,761
98,221	PG&E Corp.	5,197,855
155,430	Public Service Enterprise Group, Inc.	6,456,562

Shares	Description	Value
	Multi-Utilities (Continued)
94,792	SCANA Corp.	$5,022,080
134,342	TECO Energy, Inc.	2,545,781
59,049	Vectren Corp.	2,549,145
		49,299,986

	Wireless Telecommunication Services — 4.4%
209,339	Telephone & Data Systems, Inc.	5,591,445
41,117	T-Mobile US, Inc. (a)	1,399,622
		6,991,067

	Total Common Stocks — 99.9%	156,992,825
	(Cost $170,439,965)

	Money Market Funds — 0.3%
500,348	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	500,348
	(Cost $500,348)

	Total Investments — 100.2%	157,493,173
	(Cost $170,940,313) (c)

	Net Other Assets and Liabilities — (0.2)%	(266,790)
	Net Assets — 100.0%	$157,226,383

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $676,960 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,124,100.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$156,992,825	$—	$—
Money Market Funds	500,348	—	—
Total Investments	$157,493,173	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Sector Funds

April 30, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)

First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)

First Trust Energy AlphaDEX® Fund – (ticker “FXN”)

First Trust Financials AlphaDEX® Fund – (ticker “FXO”)

First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)

First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)

First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)

First Trust Technology AlphaDEX® Fund – (ticker “FXL”)

First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)

Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”).

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Funds’ NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ® Stock Market, LLC (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2015 (Unaudited)

Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;
2) the size of the holding;
3) the initial cost of the security;
4) transactions in comparable securities;
5) price quotes from dealers and/or pricing services;
6) relationships among various securities;
7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8) an analysis of the issuer’s financial statements; and
9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2015 (Unaudited)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2015, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2015, all of the Funds except for FXU have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2015 (Unaudited)

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended April 30, 2015, were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2015 (Unaudited)

Licensing Information

Each of the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and StrataQuant® Utilities Index (the “StrataQuant® Series”) is a registered trademark of the NYSE Group, Inc. or its affiliates (“NYSE”) and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the Funds.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.6%
43,338	Boeing (The) Co.	$6,212,069
11,822	General Dynamics Corp.	1,623,397
15,389	Honeywell International, Inc.	1,553,058
38,778	L-3 Communications Holdings, Inc.	4,455,980
16,020	Lockheed Martin Corp.	2,989,332
30,312	Northrop Grumman Corp.	4,669,261
30,969	Precision Castparts Corp.	6,400,983
29,770	Raytheon Co.	3,096,080
67,371	Rockwell Collins, Inc.	6,557,219
183,405	Textron, Inc.	8,066,152
13,687	United Technologies Corp.	1,556,896
		47,180,427

	Air Freight & Logistics — 0.9%
66,628	C.H. Robinson Worldwide, Inc.	4,290,177
135,005	Expeditors International of Washington, Inc.	6,187,279
39,313	FedEx Corp.	6,666,305
		17,143,761

	Airlines — 1.0%
154,045	American Airlines Group, Inc.	7,438,063
108,503	Delta Air Lines, Inc.	4,843,574
146,828	Southwest Airlines Co.	5,955,343
		18,236,980

	Auto Components — 0.7%
53,769	BorgWarner, Inc.	3,183,125
20,129	Delphi Automotive PLC	1,670,707
300,240	Goodyear Tire & Rubber (The) Co.	8,516,307
		13,370,139

	Automobiles — 0.7%
201,496	Ford Motor Co.	3,183,637
173,454	General Motors Co.	6,081,297
53,542	Harley-Davidson, Inc.	3,009,596
		12,274,530

	Banks — 2.3%
83,410	BB&T Corp.	3,193,769
31,151	Citigroup, Inc.	1,660,971
72,066	Comerica, Inc.	3,416,649
172,536	Fifth Third Bancorp	3,450,720
294,312	Huntington Bancshares, Inc.	3,196,228
80,522	JPMorgan Chase & Co.	5,093,822
113,325	KeyCorp	1,637,546
12,635	M&T Bank Corp.	1,512,031
105,569	People’s United Financial, Inc.	1,595,148

Shares	Description	Value
	Banks (Continued)
52,325	PNC Financial Services Group (The), Inc.	$4,799,772
344,150	Regions Financial Corp.	3,382,995
79,152	SunTrust Banks, Inc.	3,284,808
29,503	Wells Fargo & Co.	1,625,615
120,449	Zions Bancorporation	3,412,922
		41,262,996

	Beverages — 1.1%
69,964	Constellation Brands, Inc., Class A (a)	8,111,626
62,159	Dr Pepper Snapple Group, Inc.	4,635,818
58,751	Monster Beverage Corp. (a)	8,055,350
		20,802,794

	Biotechnology — 1.3%
10,041	Amgen, Inc.	1,585,574
19,250	Biogen, Inc. (a)	7,198,153
42,319	Celgene Corp. (a)	4,572,991
33,140	Gilead Sciences, Inc. (a)	3,330,902
14,403	Regeneron Pharmaceuticals, Inc. (a)	6,588,796
		23,276,416

	Building Products — 0.4%
53,171	Allegion PLC	3,251,407
182,703	Masco Corp.	4,839,802
		8,091,209

	Capital Markets — 1.5%
12,269	Ameriprise Financial, Inc.	1,537,060
39,881	Bank of New York Mellon (The) Corp.	1,688,561
4,391	BlackRock, Inc.	1,598,061
170,835	E*TRADE Financial Corp. (a)	4,918,340
126,739	Franklin Resources, Inc.	6,534,663
25,952	Goldman Sachs Group (The), Inc.	5,097,492
40,426	Invesco Ltd.	1,674,445
60,245	T. Rowe Price Group, Inc.	4,890,689
		27,939,311

	Chemicals — 3.2%
21,494	Air Products & Chemicals, Inc.	3,082,884
30,649	Airgas, Inc.	3,104,131
28,656	CF Industries Holdings, Inc.	8,237,740
67,780	Dow Chemical (The) Co.	3,456,780
22,458	E.I. du Pont de Nemours & Co.	1,643,926
70,439	Eastman Chemical Co.	5,368,861
14,031	Ecolab, Inc.	1,571,191

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals (Continued)
41,554	International Flavors & Fragrances, Inc.	$4,768,321
74,079	LyondellBasell Industries N.V., Class A	7,668,658
176,525	Mosaic (The) Co.	7,767,100
7,114	PPG Industries, Inc.	1,576,178
13,292	Praxair, Inc.	1,620,694
28,574	Sherwin-Williams (The) Co.	7,943,572
		57,810,036

	Commercial Services & Supplies — 1.2%
156,654	ADT (The) Corp.	5,890,190
39,844	Cintas Corp.	3,185,528
120,274	Republic Services, Inc.	4,886,733
34,736	Stericycle, Inc. (a)	4,634,824
59,967	Waste Management, Inc.	2,970,166
		21,567,441

	Communications Equipment — 0.6%
236,313	Cisco Systems, Inc.	6,812,904
41,298	Harris Corp.	3,313,751
		10,126,655

	Construction & Engineering — 1.0%
142,242	Fluor Corp.	8,554,434
108,018	Jacobs Engineering Group, Inc. (a)	4,629,651
170,994	Quanta Services, Inc. (a)	4,943,437
		18,127,522

	Construction Materials — 0.6%
34,891	Martin Marietta Materials, Inc.	4,977,201
77,156	Vulcan Materials Co.	6,598,381
		11,575,582

	Consumer Finance — 0.5%
61,895	Capital One Financial Corp.	5,004,211
57,710	Discover Financial Services	3,345,448
		8,349,659

	Containers & Packaging — 0.6%
46,044	Ball Corp.	3,380,090
68,817	Owens-Illinois, Inc. (a)	1,645,415
142,770	Sealed Air Corp.	6,510,312
		11,535,817

	Distributors — 0.1%
17,221	Genuine Parts Co.	1,547,307

Shares	Description	Value
	Diversified Consumer Services — 0.3%
152,119	H&R Block, Inc.	$4,600,079

	Diversified Financial Services — 1.0%
22,538	Berkshire Hathaway, Inc., Class B (a)	3,182,591
20,917	Intercontinental Exchange, Inc.	4,696,494
47,179	McGraw Hill Financial, Inc.	4,920,770
31,333	Moody’s Corp.	3,368,924
31,501	NASDAQ OMX Group (The), Inc.	1,531,894
		17,700,673

	Diversified Telecommunication Services — 1.3%
149,411	AT&T, Inc.	5,175,597
188,266	CenturyLink, Inc.	6,770,045
691,954	Frontier Communications Corp.	4,746,805
120,813	Level 3 Communications, Inc. (a)	6,758,279
		23,450,726

	Electric Utilities — 3.5%
115,633	American Electric Power Co., Inc.	6,576,049
63,538	Duke Energy Corp.	4,928,643
104,115	Edison International	6,344,768
83,941	Entergy Corp.	6,478,566
64,376	Eversource Energy	3,138,974
193,524	Exelon Corp.	6,583,686
92,761	FirstEnergy Corp.	3,331,047
31,259	NextEra Energy, Inc.	3,154,971
181,819	Pepco Holdings, Inc.	4,723,658
76,518	Pinnacle West Capital Corp.	4,682,902
193,240	PPL Corp.	6,575,957
73,441	Southern (The) Co.	3,253,436
140,138	Xcel Energy, Inc.	4,752,080
		64,524,737

	Electrical Equipment — 0.6%
30,544	AMETEK, Inc.	1,601,117
71,799	Eaton Corp. PLC	4,934,745
57,438	Emerson Electric Co.	3,379,078
13,839	Rockwell Automation, Inc.	1,641,305
		11,556,245

	Electronic Equipment, Instruments & Components — 1.2%
110,370	Amphenol Corp., Class A	6,111,187
358,487	Corning, Inc.	7,503,133
103,968	FLIR Systems, Inc.	3,211,571

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
90,823	TE Connectivity Ltd.	$6,044,271
		22,870,162

	Energy Equipment & Services — 4.3%
127,882	Baker Hughes, Inc.	8,754,802
180,195	Cameron International Corp. (a)	9,878,290
303,489	Diamond Offshore Drilling, Inc.	10,157,777
175,752	FMC Technologies, Inc. (a)	7,750,663
185,292	Halliburton Co.	9,070,043
119,444	Helmerich & Payne, Inc.	9,313,049
162,643	National Oilwell Varco, Inc.	8,849,405
455,496	Noble Corp. PLC	7,884,636
77,951	Schlumberger Ltd.	7,374,944
		79,033,609

	Food & Staples Retailing — 1.1%
78,774	CVS Health Corp.	7,821,470
106,060	Kroger (The) Co.	7,308,595
59,306	Wal-Mart Stores, Inc.	4,628,833
		19,758,898

	Food Products — 1.8%
137,228	Archer-Daniels-Midland Co.	6,707,705
34,474	Campbell Soup Co.	1,541,333
43,930	ConAgra Foods, Inc.	1,588,069
28,351	General Mills, Inc.	1,568,944
85,808	Hormel Foods Corp.	4,663,665
13,870	J.M. Smucker (The) Co.	1,607,810
74,665	Kraft Foods Group, Inc.	6,327,859
20,805	McCormick & Co., Inc.	1,566,616
169,827	Tyson Foods, Inc., Class A	6,708,167
		32,280,168

	Gas Utilities — 0.4%
163,753	AGL Resources, Inc.	8,231,863

	Health Care Equipment & Supplies — 1.7%
34,636	Abbott Laboratories	1,607,803
23,429	Baxter International, Inc.	1,610,510
22,651	Becton, Dickinson and Co.	3,190,846
366,443	Boston Scientific Corp. (a)	6,530,014
9,587	C. R. Bard, Inc.	1,597,003
31,532	DENTSPLY International, Inc.	1,608,132
57,076	Edwards Lifesciences Corp. (a)	7,228,675
41,700	Medtronic PLC	3,104,565
24,534	St. Jude Medical, Inc.	1,718,607
17,058	Varian Medical Systems, Inc. (a)	1,515,603

Shares	Description	Value
	Health Care Equipment & Supplies (Continued)
13,651	Zimmer Holdings, Inc.	$1,499,426
		31,211,184

	Health Care Providers & Services — 4.5%
76,320	Aetna, Inc.	8,156,318
71,527	AmerisourceBergen Corp.	8,175,536
10,390	Anthem, Inc.	1,568,163
62,814	Cigna Corp.	7,829,137
60,015	DaVita HealthCare Partners, Inc. (a)	4,867,216
37,484	Express Scripts Holding Co. (a)	3,238,618
86,460	HCA Holdings, Inc. (a)	6,398,905
46,584	Henry Schein, Inc. (a)	6,386,666
12,725	Laboratory Corp. of America Holdings (a)	1,521,401
35,947	McKesson Corp.	8,030,560
133,319	Patterson Cos., Inc.	6,259,994
42,321	Quest Diagnostics, Inc.	3,022,566
65,692	Tenet Healthcare Corp. (a)	3,144,019
68,729	UnitedHealth Group, Inc.	7,656,411
55,255	Universal Health Services, Inc., Class B	6,462,072
		82,717,582

	Health Care Technology — 0.3%
88,786	Cerner Corp. (a)	6,375,723

	Hotels, Restaurants & Leisure — 1.3%
67,975	Carnival Corp.	2,988,861
80,981	Marriott International, Inc., Class A	6,482,529
16,469	McDonald’s Corp.	1,590,082
39,739	Royal Caribbean Cruises Ltd.	2,704,636
137,371	Starbucks Corp.	6,810,854
35,951	Wyndham Worldwide Corp.	3,070,216
		23,647,178

	Household Durables — 2.4%
285,479	D.R. Horton, Inc.	7,251,167
60,839	Harman International Industries, Inc.	7,932,189
176,400	Leggett & Platt, Inc.	7,491,708
156,933	Lennar Corp., Class A	7,187,531
43,775	Mohawk Industries, Inc. (a)	7,594,962
83,241	Newell Rubbermaid, Inc.	3,173,979
219,445	PulteGroup, Inc.	4,235,289
		44,866,825

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Household Products — 0.2%
14,531	Clorox (The) Co.	$1,541,739
19,585	Procter & Gamble (The) Co.	1,557,203
		3,098,942

	Independent Power and Renewable Electricity Producers — 0.6%
379,635	AES (The) Corp.	5,030,164
258,219	NRG Energy, Inc.	6,517,447
		11,547,611

	Industrial Conglomerates — 0.6%
9,724	3M Co.	1,520,736
18,901	Danaher Corp.	1,547,614
131,087	General Electric Co.	3,549,836
28,361	Roper Technologies, Inc.	4,769,470
		11,387,656

	Insurance — 3.3%
29,169	ACE Ltd.	3,120,791
76,212	Aflac, Inc.	4,804,404
68,542	Allstate (The) Corp.	4,774,636
118,715	American International Group, Inc.	6,682,467
105,920	Assurant, Inc.	6,509,843
64,338	Chubb (The) Corp.	6,327,642
30,115	Cincinnati Financial Corp.	1,525,024
77,767	Hartford Financial Services Group (The), Inc.	3,170,561
56,599	Lincoln National Corp.	3,197,278
39,302	Loews Corp.	1,636,535
96,507	MetLife, Inc.	4,949,844
31,241	Principal Financial Group, Inc.	1,597,040
119,565	Progressive (The) Corp.	3,187,603
59,213	Torchmark Corp.	3,322,441
60,159	Travelers (The) Cos., Inc.	6,082,677
		60,888,786

	Internet & Catalog Retail — 1.0%
17,478	Amazon.com, Inc. (a)	7,371,871
69,101	Expedia, Inc.	6,511,387
7,806	Netflix, Inc. (a)	4,344,039
		18,227,297

	Internet Software & Services — 0.8%
68,661	Akamai Technologies, Inc. (a)	5,065,808
13,969	Equinix, Inc.	3,575,086
39,554	Facebook, Inc., Class A (a)	3,115,669
48,564	VeriSign, Inc. (a)	3,084,300
		14,840,863

Shares	Description	Value
	IT Services — 3.4%
52,066	Accenture PLC, Class A	$4,823,915
10,978	Alliance Data Systems Corp. (a)	3,263,869
130,320	Cognizant Technology Solutions Corp., Class A (a)	7,628,933
24,579	Computer Sciences Corp.	1,584,116
71,674	Fidelity National Information Services, Inc.	4,478,908
61,438	Fiserv, Inc. (a)	4,767,589
30,398	International Business Machines Corp.	5,206,873
18,579	MasterCard, Inc., Class A	1,676,012
32,342	Paychex, Inc.	1,565,029
110,523	Teradata Corp. (a)	4,861,907
170,496	Total System Services, Inc.	6,744,822
24,531	Visa, Inc., Class A	1,620,273
312,565	Western Union (The) Co.	6,338,818
632,724	Xerox Corp.	7,276,326
		61,837,390

	Leisure Products — 0.7%
77,138	Hasbro, Inc.	5,460,599
284,655	Mattel, Inc.	8,015,885
		13,476,484

	Life Sciences Tools & Services — 0.5%
63,595	PerkinElmer, Inc.	3,259,880
24,211	Thermo Fisher Scientific, Inc.	3,042,838
26,157	Waters Corp. (a)	3,274,595
		9,577,313

	Machinery — 3.5%
60,961	Caterpillar, Inc.	5,296,292
46,919	Cummins, Inc.	6,487,021
37,085	Deere & Co.	3,356,934
94,106	Dover Corp.	7,125,706
86,358	Flowserve Corp.	5,054,534
16,519	Illinois Tool Works, Inc.	1,545,848
207,517	Joy Global, Inc.	8,848,525
77,258	PACCAR, Inc.	5,048,810
15,981	Pall Corp.	1,555,271
41,067	Parker-Hannifin Corp.	4,901,757
44,227	Snap-on, Inc.	6,614,148
51,156	Stanley Black & Decker, Inc.	5,049,097
92,865	Xylem, Inc.	3,437,862
		64,321,805

	Media — 2.4%
86,389	Comcast Corp., Class A	4,989,829
219,270	Gannett Co., Inc.	7,525,346

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Media (Continued)
294,050	Interpublic Group of Cos. (The), Inc.	$6,128,002
304,707	News Corp., Class A (a)	4,808,276
20,576	Omnicom Group, Inc.	1,558,838
10,711	Time Warner Cable, Inc.	1,665,775
19,002	Time Warner, Inc.	1,603,959
240,267	Twenty-First Century Fox, Inc., Class A	8,188,299
23,496	Viacom, Inc., Class B	1,631,797
46,507	Walt Disney (The) Co.	5,056,241
		43,156,362

	Metals & Mining — 1.3%
251,716	Alcoa, Inc.	3,378,029
257,436	Freeport-McMoRan, Inc.	5,990,536
374,500	Newmont Mining Corp.	9,920,505
102,641	Nucor Corp.	5,015,039
		24,304,109

	Multiline Retail — 2.0%
107,858	Dollar General Corp.	7,842,355
100,192	Dollar Tree, Inc. (a)	7,655,671
41,040	Family Dollar Stores, Inc.	3,206,866
83,126	Kohl’s Corp.	5,955,978
75,159	Macy’s, Inc.	4,857,526
80,981	Nordstrom, Inc.	6,118,924
19,554	Target Corp.	1,541,442
		37,178,762

	Multi-Utilities—3.4%
154,132	Ameren Corp.	6,310,164
318,682	CenterPoint Energy, Inc.	6,682,762
93,165	CMS Energy Corp.	3,161,089
106,633	Consolidated Edison, Inc.	6,563,261
80,615	DTE Energy Co.	6,419,372
110,474	NiSource, Inc.	4,796,781
122,563	PG&E Corp.	6,486,034
155,158	Public Service Enterprise Group, Inc.	6,445,263
118,278	SCANA Corp.	6,266,368
14,722	Sempra Energy	1,563,035
251,460	TECO Energy, Inc.	4,765,167
65,706	Wisconsin Energy Corp.	3,227,479
		62,686,775

	Oil, Gas & Consumable Fuels — 8.8%
574,194	Chesapeake Energy Corp.	9,055,039
77,453	Chevron Corp.	8,601,930
70,646	Cimarex Energy Co.	8,788,362

Shares	Description	Value
	Oil, Gas & Consumable Fuels (Continued)
130,588	ConocoPhillips	$8,869,537
174,917	CONSOL Energy, Inc.	5,681,304
134,817	Devon Energy Corp.	9,195,868
19,368	EQT Corp.	1,741,958
95,656	Exxon Mobil Corp.	8,357,465
119,791	Hess Corp.	9,211,928
38,158	Kinder Morgan, Inc.	1,638,886
311,392	Marathon Oil Corp.	9,684,291
79,407	Marathon Petroleum Corp.	7,827,148
174,475	Murphy Oil Corp.	8,306,755
231,707	Newfield Exploration Co. (a)	9,092,183
166,273	Noble Energy, Inc.	8,433,367
103,446	Phillips 66	8,204,302
39,784	Pioneer Natural Resources Co.	6,873,880
311,963	QEP Resources, Inc.	7,019,167
350,603	Southwestern Energy Co. (a)	9,827,402
71,254	Tesoro Corp.	6,115,731
127,802	Valero Energy Corp.	7,271,934
31,716	Williams (The) Cos., Inc.	1,623,542
		161,421,979

	Personal Products — 0.2%
39,110	Estee Lauder (The) Cos., Inc., Class A	3,179,252

	Pharmaceuticals — 3.0%
27,321	Actavis PLC (a)	7,728,018
24,883	Bristol-Myers Squibb Co.	1,585,794
72,510	Endo International PLC (a)	6,095,553
92,563	Hospira, Inc. (a)	8,079,824
32,327	Johnson & Johnson	3,206,838
64,200	Mallinckrodt PLC (a)	7,266,156
141,450	Merck & Co., Inc.	8,424,762
109,589	Mylan N.V. (a)	7,918,901
105,385	Zoetis, Inc.	4,681,202
		54,987,048

	Professional Services — 0.8%
12,503	Dun & Bradstreet (The) Corp.	1,596,258
52,458	Equifax, Inc.	5,084,754
134,345	Robert Half International, Inc.	7,449,430
		14,130,442

	Real Estate Investment Trusts — 2.5%
40,771	Apartment Investment & Management Co., Class A	1,538,290
28,000	AvalonBay Communities, Inc.	4,601,520
23,146	Boston Properties, Inc.	3,062,447

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
19,444	Crown Castle International Corp.	$1,624,157
62,658	Equity Residential	4,627,920
28,292	Essex Property Trust, Inc.	6,279,410
54,304	General Growth Properties, Inc.	1,487,930
63,057	Health Care REIT, Inc.	4,541,365
43,989	Iron Mountain, Inc.	1,517,181
121,124	Kimco Realty Corp.	2,919,088
16,497	Public Storage	3,099,951
16,622	Simon Property Group, Inc.	3,016,727
37,995	SL Green Realty Corp.	4,649,068
21,977	Ventas, Inc.	1,514,215
48,412	Weyerhaeuser Co.	1,525,462
		46,004,731

	Real Estate Management & Development — 0.4%
210,034	CBRE Group, Inc., Class A (a)	8,052,704

	Road & Rail — 0.5%
15,720	Kansas City Southern	1,611,143
47,396	Norfolk Southern Corp.	4,779,886
34,278	Ryder System, Inc.	3,268,750
		9,659,779

	Semiconductors & Semiconductor Equipment — 2.7%
113,691	Altera Corp.	4,738,641
77,439	Analog Devices, Inc.	4,788,828
71,125	Applied Materials, Inc.	1,407,564
64,025	Avago Technologies Ltd.	7,483,242
135,984	First Solar, Inc. (a)	8,114,165
22,847	Lam Research Corp.	1,726,776
32,819	Microchip Technology, Inc.	1,563,990
233,137	NVIDIA Corp.	5,174,476
82,717	Skyworks Solutions, Inc.	7,630,643
56,868	Texas Instruments, Inc.	3,082,814
76,886	Xilinx, Inc.	3,333,777
		49,044,916

	Software — 2.0%
149,592	CA, Inc.	4,752,538
138,240	Electronic Arts, Inc. (a)	8,030,361
33,545	Intuit, Inc.	3,365,570
75,371	Oracle Corp.	3,287,683
85,864	Red Hat, Inc. (a)	6,462,125
73,019	salesforce.com, Inc. (a)	5,317,243
208,791	Symantec Corp.	5,204,116
		36,419,636

Shares	Description	Value
	Specialty Retail — 5.3%
126,390	AutoNation, Inc. (a)	$7,779,304
9,534	AutoZone, Inc. (a)	6,413,140
63,542	Bed Bath & Beyond, Inc. (a)	4,477,169
172,120	Best Buy Co., Inc.	5,963,958
117,818	CarMax, Inc. (a)	8,024,584
214,192	GameStop Corp., Class A	8,254,960
150,113	Gap (The), Inc.	5,950,479
57,254	Home Depot (The), Inc.	6,125,033
86,232	L Brands, Inc.	7,705,692
109,295	Lowe’s Cos., Inc.	7,526,054
37,601	O’Reilly Automotive, Inc. (a)	8,190,626
77,167	Ross Stores, Inc.	7,630,273
18,231	Tiffany & Co.	1,594,848
46,426	TJX (The) Cos., Inc.	2,996,334
76,465	Tractor Supply Co.	6,580,578
35,155	Urban Outfitters, Inc. (a)	1,407,606
		96,620,638

	Technology Hardware, Storage & Peripherals — 1.4%
65,341	Apple, Inc.	8,177,426
254,479	EMC Corp.	6,848,030
208,747	Hewlett-Packard Co.	6,882,389
91,718	NetApp, Inc.	3,324,777
		25,232,622

	Textiles, Apparel & Luxury Goods — 2.3%
78,500	Coach, Inc.	2,999,485
98,606	Fossil Group, Inc. (a)	8,280,932
242,633	Hanesbrands, Inc.	7,541,034
48,624	NIKE, Inc., Class B	4,805,996
15,057	PVH Corp.	1,556,141
61,833	Ralph Lauren Corp.	8,249,140
80,545	Under Armour, Inc., Class A (a)	6,246,265
43,185	VF Corp.	3,127,889
		42,806,882

	Tobacco — 0.2%
47,194	Reynolds American, Inc.	3,459,320

	Trading Companies & Distributors — 0.1%
6,809	W.W. Grainger, Inc.	1,691,560

	Total Common Stocks — 99.9%	1,832,285,898
	(Cost $1,714,802,791)

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.1%
1,628,284	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	$1,628,284
	(Cost $1,628,284)

	Total Investments — 100.0%	1,833,914,182
	(Cost $1,716,431,075) (c)
	Net Other Assets and Liabilities — (0.0)%	(797,340)
	Net Assets — 100.0%	$1,833,116,842

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $144,362,955 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,879,848.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$1,832,285,898	$—	$—
Money Market Funds	1,628,284	—	—
Total Investments	$1,833,914,182	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.3%
18,197	Esterline Technologies Corp. (a)	$2,025,144
37,140	Huntington Ingalls Industries, Inc.	4,887,253
54,023	KLX, Inc. (a)	2,264,104
67,923	Orbital ATK, Inc.	4,969,247
29,261	Teledyne Technologies, Inc. (a)	3,071,527
69,723	Triumph Group, Inc.	4,130,390
		21,347,665

	Airlines — 1.1%
78,647	Alaska Air Group, Inc.	5,038,127
270,383	JetBlue Airways Corp. (a)	5,550,963
		10,589,090

	Auto Components — 0.7%
196,780	Dana Holding Corp.	4,244,545
113,769	Gentex Corp.	1,973,892
		6,218,437

	Automobiles — 0.4%
65,874	Thor Industries, Inc.	3,963,639

	Banks — 3.0%
111,932	Associated Banc-Corp.	2,105,441
44,831	BancorpSouth, Inc.	1,085,359
36,589	Cathay General Bancorp	1,045,714
15,071	Cullen/Frost Bankers, Inc.	1,099,279
25,731	East West Bancorp, Inc.	1,044,421
72,845	First Horizon National Corp.	1,038,041
109,233	FirstMerit Corp.	2,115,843
168,714	Fulton Financial Corp.	2,051,562
104,584	Hancock Holding Co.	3,044,440
119,975	International Bancshares Corp.	3,116,950
22,198	PacWest Bancorp	1,001,130
59,506	Prosperity Bancshares, Inc.	3,174,050
8,032	Signature Bank (a)	1,077,011
132,440	TCF Financial Corp.	2,074,010
85,750	Trustmark Corp.	2,040,850
110,274	Valley National Bancorp	1,039,884
		28,153,985

	Beverages — 0.1%
3,891	Boston Beer (The) Co., Inc., Class A (a) (b)	964,190

	Biotechnology — 0.5%
30,183	United Therapeutics Corp. (a)	4,819,923

	Building Products — 1.2%
79,271	A.O. Smith Corp.	5,065,417

Shares	Description	Value

	Building Products (Continued)
43,848	Fortune Brands Home & Security, Inc.	$1,955,620
37,280	Lennox International, Inc.	3,950,189
		10,971,226

	Capital Markets — 1.1%
181,673	Janus Capital Group, Inc.	3,251,947
18,333	Raymond James Financial, Inc.	1,036,364
70,828	SEI Investments Co.	3,234,006
63,040	Waddell & Reed Financial, Inc., Class A	3,109,133
		10,631,450

	Chemicals — 2.6%
19,700	Albemarle Corp.	1,176,090
16,351	Ashland, Inc.	2,066,112
92,529	Cabot Corp.	3,954,689
38,528	Cytec Industries, Inc.	2,130,213
56,961	Minerals Technologies, Inc.	3,857,969
6,536	NewMarket Corp.	2,920,938
64,977	Olin Corp.	1,918,771
30,996	Scotts Miracle-Gro (The) Co., Class A	1,999,552
45,336	Sensient Technologies Corp.	2,963,161
12,389	Valspar (The) Corp.	1,004,748
		23,992,243

	Commercial Services & Supplies — 1.7%
60,101	Deluxe Corp.	3,891,540
74,995	Herman Miller, Inc.	2,055,613
94,341	HNI Corp.	4,400,064
20,869	MSA Safety, Inc.	954,548
84,187	Rollins, Inc.	2,087,838
43,245	Waste Connections, Inc.	2,050,245
		15,439,848

	Communications Equipment — 0.8%
36,023	ARRIS Group, Inc. (a)	1,213,075
61,545	InterDigital, Inc.	3,367,742
58,979	Plantronics, Inc.	3,141,811
		7,722,628

	Construction & Engineering — 0.1%
29,624	Granite Construction, Inc.	1,028,249

	Containers & Packaging — 2.0%
49,167	AptarGroup, Inc.	3,051,796

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging (Continued)
44,955	Bemis Co., Inc.	$2,022,975
79,527	Greif, Inc., Class A	3,241,520
39,941	Packaging Corp. of America	2,763,518
64,556	Rock-Tenn Co., Class A	4,065,737
68,695	Sonoco Products Co.	3,069,979
		18,215,525

	Diversified Consumer Services — 2.0%
220,079	Apollo Education Group, Inc. (a)	3,694,026
156,019	DeVry Education Group, Inc.	4,718,014
4,957	Graham Holdings Co., Class B	5,070,664
199,801	Service Corp. International	5,530,492
		19,013,196

	Diversified Financial Services — 0.4%
67,916	MSCI, Inc.	4,155,780

	Electric Utilities — 2.3%
38,189	Cleco Corp.	2,075,572
156,067	Great Plains Energy, Inc.	4,085,834
64,818	Hawaiian Electric Industries, Inc.	2,028,803
49,673	IDACORP, Inc.	2,996,772
98,795	OGE Energy Corp.	3,228,621
106,949	PNM Resources, Inc.	2,971,043
107,427	Westar Energy, Inc.	4,044,627
		21,431,272

	Electrical Equipment — 0.8%
30,953	Acuity Brands, Inc.	5,167,603
18,992	Hubbell, Inc., Class B	2,066,900
		7,234,503

	Electronic Equipment, Instruments & Components — 4.7%
68,091	Arrow Electronics, Inc. (a)	4,065,714
116,963	Avnet, Inc.	4,986,133
55,630	Belden, Inc.	4,670,139
83,964	Cognex Corp. (a)	3,769,144
165,759	Ingram Micro, Inc., Class A (a)	4,170,496
44,917	IPG Photonics Corp. (a)	3,978,748
44,524	Jabil Circuit, Inc.	1,002,680
56,041	Keysight Technologies, Inc. (a)	1,875,132
72,077	Tech Data Corp. (a)	4,062,980
41,310	Trimble Navigation Ltd. (a)	1,050,513
376,619	Vishay Intertechnology, Inc.	4,775,529

Shares	Description	Value
	Electronic Equipment, Instruments & Components (Continued)
57,374	Zebra Technologies Corp., Class A (a)	$5,282,998
		43,690,206

	Energy Equipment & Services — 6.3%
185,162	Atwood Oceanics, Inc.	6,180,708
76,108	Dril-Quip, Inc. (a)	6,067,330
347,917	Helix Energy Solutions Group, Inc. (a)	5,733,672
228,784	Nabors Industries Ltd.	3,820,693
77,210	Oceaneering International, Inc.	4,255,043
130,874	Oil States International, Inc. (a)	6,228,294
277,225	Patterson-UTI Energy, Inc.	6,195,979
117,559	Rowan Cos. PLC, Class A	2,491,075
232,983	Superior Energy Services, Inc.	5,941,066
217,551	Tidewater, Inc. (b)	6,023,987
186,019	Unit Corp. (a)	6,480,902
		59,418,749

	Food & Staples Retailing — 0.4%
447,537	SUPERVALU, Inc. (a)	3,933,850

	Food Products — 2.3%
45,779	Flowers Foods, Inc.	1,022,703
81,265	Hain Celestial Group (The), Inc. (a)	4,895,404
40,128	Ingredion, Inc.	3,186,163
111,119	Post Holdings, Inc. (a)	5,215,926
24,488	TreeHouse Foods, Inc. (a)	1,989,895
117,383	WhiteWave Foods (The) Co. (a)	5,161,330
		21,471,421

	Gas Utilities — 1.6%
56,474	Atmos Energy Corp.	3,049,596
69,018	National Fuel Gas Co.	4,448,210
72,237	ONE Gas, Inc.	3,031,787
87,257	Questar Corp.	2,045,304
36,914	WGL Holdings, Inc.	2,030,639
		14,605,536

	Health Care Equipment & Supplies — 2.3%
16,661	Cooper (The) Cos., Inc.	2,966,824
63,734	Hill-Rom Holdings, Inc.	3,182,876
126,082	Hologic, Inc. (a)	4,254,007
13,477	IDEXX Laboratories, Inc. (a)	1,689,611
58,008	ResMed, Inc.	3,709,032
74,071	STERIS Corp.	4,925,722

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
8,615	Teleflex, Inc.	$1,059,300
		21,787,372

	Health Care Providers & Services — 2.6%
73,629	Centene Corp. (a)	4,564,262
59,733	Community Health Systems, Inc. (a)	3,206,468
56,688	LifePoint Health, Inc. (a)	4,244,797
57,424	MEDNAX, Inc. (a)	4,064,471
54,036	Omnicare, Inc.	4,754,087
75,954	VCA, Inc. (a)	3,871,375
		24,705,460

	Hotels, Restaurants & Leisure — 2.8%
33,819	Brinker International, Inc.	1,872,558
22,977	Buffalo Wild Wings, Inc. (a)	3,660,236
42,202	Cheesecake Factory (The), Inc.	2,115,586
41,411	Domino’s Pizza, Inc.	4,466,176
127,686	International Speedway Corp., Class A	4,642,663
73,351	Life Time Fitness, Inc. (a)	5,244,597
13,014	Panera Bread Co., Class A (a)	2,374,795
191,006	Wendy’s (The) Co.	1,932,981
		26,309,592

	Household Durables — 2.2%
98,389	Jarden Corp. (a)	5,035,549
333,218	KB Home (b)	4,828,329
36,526	M.D.C. Holdings, Inc.	980,358
1,570	NVR, Inc. (a)	2,082,590
54,087	Tempur Sealy International, Inc. (a)	3,294,439
105,845	Toll Brothers, Inc. (a)	3,761,731
15,084	Tupperware Brands Corp.	1,008,516
		20,991,512

	Household Products — 0.2%
12,185	Church & Dwight Co., Inc.	989,057
7,541	Energizer Holdings, Inc.	1,030,251
		2,019,308

	Industrial Conglomerates — 0.2%
22,475	Carlisle Cos., Inc.	2,168,837

	Insurance — 5.3%
8,551	Alleghany Corp. (a)	4,049,070
48,681	American Financial Group, Inc.	3,076,639
22,269	Arthur J. Gallagher & Co.	1,065,126
110,202	Aspen Insurance Holdings Ltd.	5,149,739

Shares	Description	Value
	Insurance (Continued)
31,439	Brown & Brown, Inc.	$1,004,476
29,915	Everest Re Group, Ltd.	5,352,093
87,527	First American Financial Corp.	3,045,064
43,029	Hanover Insurance Group (The), Inc.	2,950,499
73,476	HCC Insurance Holdings, Inc.	4,185,193
53,438	Kemper Corp.	2,013,009
36,050	Mercury General Corp.	1,980,587
278,708	Old Republic International Corp.	4,261,445
44,685	Reinsurance Group of America, Inc.	4,094,040
45,524	StanCorp Financial Group, Inc.	3,281,370
82,437	W. R. Berkley Corp.	4,038,589
		49,546,939

	Internet Software & Services — 1.0%
105,124	AOL, Inc. (a)	4,194,448
100,888	Rackspace Hosting, Inc. (a)	5,437,863
		9,632,311

	IT Services — 3.9%
75,693	Broadridge Financial Solutions, Inc.	4,081,366
182,069	Convergys Corp.	4,129,325
59,028	CoreLogic, Inc. (a)	2,308,585
47,012	DST Systems, Inc.	5,410,141
12,415	Gartner, Inc. (a)	1,030,197
45,420	Global Payments, Inc.	4,554,718
44,686	Jack Henry & Associates, Inc.	2,972,066
77,964	MAXIMUS, Inc.	4,990,476
211,409	NeuStar, Inc., Class A (a) (b)	6,342,270
9,695	WEX, Inc. (a)	1,092,723
		36,911,867

	Leisure Products — 0.2%
40,464	Brunswick Corp.	2,024,819

	Life Sciences Tools & Services — 0.8%
10,379	Bio-Techne Corp.	995,969
65,642	Charles River Laboratories International, Inc. (a)	4,539,801
6,333	Mettler-Toledo International, Inc. (a)	2,007,624
		7,543,394

	Machinery — 4.4%
109,256	AGCO Corp.	5,627,777
15,760	CLARCOR, Inc.	1,024,400
16,677	Crane Co.	1,019,132

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
27,605	Donaldson Co., Inc.	$1,031,599
14,427	Graco, Inc.	1,033,262
13,729	IDEX Corp.	1,029,812
31,837	Lincoln Electric Holdings, Inc.	2,128,622
85,341	Oshkosh Corp.	4,594,759
61,307	SPX Corp.	4,720,639
195,744	Terex Corp.	5,375,130
49,404	Timken (The) Co.	1,941,083
87,945	Trinity Industries, Inc.	2,382,430
25,416	Valmont Industries, Inc. (b)	3,202,924
32,868	Wabtec Corp.	3,091,235
61,221	Woodward, Inc.	2,880,448
		41,083,252

	Marine — 0.6%
69,352	Kirby Corp. (a)	5,446,213

	Media — 1.7%
54,329	AMC Networks, Inc., Class A (a)	4,098,580
92,388	Cinemark Holdings, Inc.	3,938,500
17,024	John Wiley & Sons, Inc., Class A	968,325
41,262	Live Nation Entertainment, Inc. (a)	1,034,026
37,330	Meredith Corp.	1,942,653
185,557	Time, Inc.	4,236,266
		16,218,350

	Metals & Mining — 3.7%
107,095	Carpenter Technology Corp.	4,631,859
257,187	Commercial Metals Co.	4,269,304
33,503	Compass Minerals International, Inc.	2,959,320
85,214	Reliance Steel & Aluminum Co.	5,515,050
103,578	Steel Dynamics, Inc.	2,292,181
196,632	TimkenSteel Corp.	5,739,688
170,653	United States Steel Corp. (b)	4,099,085
195,598	Worthington Industries, Inc.	5,287,014
		34,793,501

	Multiline Retail — 0.3%
65,019	Big Lots, Inc.	2,962,916

	Multi-Utilities—1.7%
49,572	Alliant Energy Corp.	2,997,619
82,549	Black Hills Corp.	4,068,840
243,901	MDU Resources Group, Inc.	5,436,553
70,750	Vectren Corp.	3,054,278
		15,557,290

	Oil, Gas & Consumable Fuels — 4.9%
410,368	California Resources Corp.	3,816,422

Shares	Description	Value
	Oil, Gas & Consumable Fuels (Continued)
713,970	Denbury Resources, Inc.	$6,290,076
47,316	Energen Corp.	3,367,480
113,373	Gulfport Energy Corp. (a)	5,548,475
77,551	HollyFrontier Corp.	3,007,428
305,807	Rosetta Resources, Inc. (a)	6,981,574
100,713	SM Energy Co.	5,838,333
84,304	Western Refining, Inc.	3,713,591
18,109	World Fuel Services Corp.	1,005,049
476,199	WPX Energy, Inc. (a)	6,547,736
		46,116,164

	Paper & Forest Products — 0.5%
112,610	Domtar Corp.	4,867,004

	Pharmaceuticals — 0.5%
109,555	Akorn, Inc. (a)	4,561,870

	Professional Services — 1.0%
39,103	CEB, Inc.	3,278,005
55,577	FTI Consulting, Inc. (a)	2,284,770
36,249	ManpowerGroup, Inc.	3,093,127
7,876	Towers Watson & Co., Class A	999,504
		9,655,406

	Real Estate Investment Trusts — 4.6%
42,471	Alexandria Real Estate Equities, Inc.	3,923,471
24,280	American Campus Communities, Inc.	974,599
35,433	Corporate Office Properties Trust	935,077
25,856	Corrections Corp. of America	951,242
143,451	Duke Realty Corp.	2,841,764
39,002	Equity One, Inc.	960,619
61,625	Extra Space Storage, Inc.	4,062,936
14,143	Federal Realty Investment Trust	1,890,495
22,739	Highwoods Properties, Inc.	978,687
15,026	Home Properties, Inc.	1,105,313
63,109	Hospitality Properties Trust	1,898,319
41,000	Kilroy Realty Corp.	2,910,590
17,564	Lamar Advertising Co., Class A	1,018,010
26,790	LaSalle Hotel Properties	982,925
26,943	Mid-America Apartment Communities, Inc.	2,010,217
25,410	National Retail Properties, Inc.	975,744
51,319	Omega Healthcare Investors, Inc.	1,852,103
25,996	Potlatch Corp.	959,512
60,521	Realty Income Corp.	2,842,671
30,601	Regency Centers Corp.	1,921,131
53,984	Taubman Centers, Inc.	3,887,388

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
61,178	UDR, Inc.	$2,004,803
62,595	WP GLIMCHER, Inc.	938,925
		42,826,541

	Real Estate Management & Development — 0.8%
48,217	Alexander & Baldwin, Inc.	1,951,824
30,548	Jones Lang LaSalle, Inc.	5,072,801
		7,024,625

	Road & Rail — 1.7%
94,354	Con-way, Inc.	3,877,950
32,383	Genesee & Wyoming, Inc., Class A (a)	3,010,000
24,382	J.B. Hunt Transport Services, Inc.	2,126,110
15,704	Landstar System, Inc.	978,516
26,933	Old Dominion Freight Line, Inc. (a)	1,915,744
132,564	Werner Enterprises, Inc.	3,561,995
		15,470,315

	Semiconductors & Semiconductor Equipment — 1.8%
29,331	Cree, Inc. (a) (b)	929,206
73,776	Cypress Semiconductor Corp.	982,696
155,989	Integrated Device Technology, Inc. (a)	2,837,440
72,695	Intersil Corp., Class A	970,478
65,304	Qorvo, Inc. (a)	4,304,187
20,501	Silicon Laboratories, Inc. (a)	1,059,287
216,871	SunEdison, Inc. (a) (b)	5,491,174
		16,574,468

	Software — 4.1%
96,121	ACI Worldwide, Inc. (a)	2,213,666
70,797	Advent Software, Inc.	3,073,298
11,802	ANSYS, Inc. (a)	1,013,084
19,617	FactSet Research Systems, Inc.	3,087,520
58,666	Fair Isaac Corp.	5,189,594
148,925	Fortinet, Inc. (a)	5,620,429
71,209	Informatica Corp. (a)	3,423,017
129,961	Mentor Graphics Corp.	3,109,967
40,632	SolarWinds, Inc. (a)	1,982,029
44,945	Synopsys, Inc. (a)	2,107,021
34,546	Tyler Technologies, Inc. (a)	4,212,885
18,373	Ultimate Software Group (The), Inc. (a)	3,053,960
		38,086,470

Shares	Description	Value
	Specialty Retail — 5.2%
147,082	Aaron’s, Inc.	$5,000,788
236,158	Abercrombie & Fitch Co., Class A (b)	5,308,832
20,862	Advance Auto Parts, Inc.	2,983,266
60,949	American Eagle Outfitters, Inc.	969,699
50,741	ANN, INC. (a)	1,921,054
286,967	Ascena Retail Group, Inc. (a)	4,301,635
18,596	Cabela’s, Inc. (a)	980,753
58,848	Chico’s FAS, Inc.	992,177
47,502	CST Brands, Inc.	1,981,309
36,532	Dick’s Sporting Goods, Inc.	1,982,226
66,096	Foot Locker, Inc.	3,929,407
279,984	Guess?, Inc.	5,126,507
43,151	Murphy USA, Inc. (a)	2,819,055
113,809	Rent-A-Center, Inc.	3,368,747
30,002	Signet Jewelers Ltd.	4,024,168
39,181	Williams-Sonoma, Inc.	2,880,979
		48,570,602

	Technology Hardware, Storage & Peripherals — 0.2%
49,175	Lexmark International, Inc., Class A	2,182,878

	Textiles, Apparel & Luxury Goods — 0.5%
33,773	Carter’s, Inc.	3,372,572
31,174	Kate Spade & Co. (a)	1,019,390
		4,391,962

	Thrifts & Mortgage Finance — 0.3%
62,220	New York Community Bancorp, Inc.	1,069,562
95,481	Washington Federal, Inc.	2,062,389
		3,131,951

	Trading Companies & Distributors — 1.0%
71,815	GATX Corp.	3,906,736
28,838	MSC Industrial Direct Co., Inc., Class A	2,049,228
144,310	NOW, Inc. (a) (b)	3,449,009
		9,404,973

	Water Utilities — 0.1%
39,508	Aqua America, Inc.	1,059,605

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.5%
167,226	Telephone & Data Systems, Inc.	$4,466,606

	Total Common Stocks — 100.0%	937,106,984
	(Cost $873,767,385)

	Money Market Funds — 2.2%
20,193,003	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	20,193,003
981,855	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	981,855
	Total Money Market Funds — 2.2%	21,174,858
	(Cost $21,174,858)

Principal Value
	Repurchase Agreements — 0.7%
$1,776,563	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $1,776,567. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $1,815,381. (d)	1,776,563

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$4,663,129	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $4,663,138. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $4,765,303. (d)	$4,663,129
	Total Repurchase Agreements — 0.7%	6,439,692
	(Cost $6,439,692)

	Total Investments — 102.9%	964,721,534
	(Cost $901,381,935) (e)
	Net Other Assets and Liabilities — (2.9)%	(27,409,597)
	Net Assets — 100.0%	$937,311,937

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $26,299,858 and the total value of the collateral held by the Fund is $26,632,695.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $89,322,191 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,982,592.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$937,106,984	$—	$—
Money Market Funds	21,174,858	—	—
Repurchase Agreements	—	6,439,692	—
Total Investments	$958,281,842	$6,439,692	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.1%
85,626	AAR Corp.	$2,589,330
113,351	Aerojet Rocketdyne Holdings, Inc. (a)	2,228,481
30,464	Cubic Corp.	1,510,405
14,215	Curtiss-Wright Corp.	1,038,548
87,500	Engility Holdings, Inc.	2,438,625
14,013	Moog, Inc., Class A (a)	979,228
41,467	National Presto Industries, Inc. (b)	2,595,005
43,614	TASER International, Inc. (a) (b)	1,316,707
		14,696,329

	Air Freight & Logistics — 0.6%
61,105	Atlas Air Worldwide Holdings, Inc. (a)	2,978,258
29,045	Forward Air Corp.	1,462,996
		4,441,254

	Airlines — 0.9%
13,665	Allegiant Travel Co.	2,101,130
191,172	Republic Airways Holdings, Inc. (a)	2,339,945
143,930	SkyWest, Inc.	1,964,645
		6,405,720

	Auto Components — 0.7%
10,562	Dorman Products, Inc. (a) (b)	494,619
42,709	Drew Industries, Inc.	2,420,319
24,878	Standard Motor Products, Inc.	940,388
55,544	Superior Industries International, Inc.	1,033,118
		4,888,444

	Banks — 4.0%
14,230	Bank of the Ozarks, Inc.	551,555
11,458	Banner Corp.	518,131
72,667	BBCN Bancorp, Inc.	1,031,145
26,309	Cardinal Financial Corp.	542,755
22,885	Central Pacific Financial Corp.	524,066
11,182	City Holding Co.	514,036
18,143	Columbia Banking System, Inc.	538,847
29,706	Community Bank System, Inc.	1,038,225
40,010	F.N.B. Corp.	530,933
423,963	First BanCorp (a)	2,548,018
116,824	First Commonwealth Financial Corp.	1,053,752
29,522	First Financial Bancorp	509,550
49,710	Hanmi Financial Corp.	1,057,829
15,512	Home BancShares, Inc.	510,035
11,978	Independent Bank Corp.	499,722

Shares	Description	Value
	Banks (Continued)
48,812	National Penn Bancshares, Inc.	$507,645
41,959	NBT Bancorp, Inc.	1,013,310
128,854	OFG Bancorp	1,815,553
74,100	Old National Bancorp	1,012,206
23,651	Pinnacle Financial Partners, Inc.	1,126,970
14,948	PrivateBancorp, Inc.	554,122
37,044	S&T Bancorp, Inc.	996,484
34,686	Simmons First National Corp., Class A	1,517,512
39,203	Sterling Bancorp	508,855
38,346	Susquehanna Bancshares, Inc.	515,370
102,979	Talmer Bancorp, Inc., Class A	1,583,817
10,803	Texas Capital Bancshares, Inc. (a)	568,886
9,767	Tompkins Financial Corp.	509,349
9,937	UMB Financial Corp.	494,763
27,976	United Bankshares, Inc.	1,051,338
105,461	Wilshire Bancorp, Inc.	1,112,613
22,050	Wintrust Financial Corp.	1,074,717
		27,932,109

	Biotechnology — 1.1%
73,115	Emergent Biosolutions, Inc. (a)	2,170,784
27,274	Ligand Pharmaceuticals, Inc. (a)	2,117,553
138,352	Momenta Pharmaceuticals, Inc. (a)	2,414,243
34,634	Repligen Corp. (a)	1,022,049
		7,724,629

	Building Products — 1.6%
64,295	AAON, Inc.	1,541,151
48,025	American Woodmark Corp. (a)	2,434,867
36,503	Apogee Enterprises, Inc.	1,920,788
30,162	Griffon Corp.	507,023
141,128	PGT, Inc. (a)	1,597,569
28,138	Simpson Manufacturing Co., Inc.	922,364
37,899	Universal Forest Products, Inc.	2,096,573
		11,020,335

	Capital Markets — 1.6%
117,263	Calamos Asset Management, Inc., Class A	1,450,543
10,176	Evercore Partners, Inc., Class A	490,890
12,573	Financial Engines, Inc. (b)	530,203
1,234,082	FXCM, Inc., Class A (b)	2,480,505
28,005	HFF, Inc., Class A	1,097,516
17,350	Investment Technology Group, Inc. (a)	494,302
40,084	Piper Jaffray Cos. (a)	2,022,238

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
20,098	Virtus Investment Partners, Inc.	$2,685,495
		11,251,692

	Chemicals — 2.6%
10,911	A. Schulman, Inc.	463,172
99,005	American Vanguard Corp.	1,080,145
74,849	Calgon Carbon Corp.	1,660,899
255,954	FutureFuel Corp.	2,782,220
55,350	Hawkins, Inc.	2,183,558
27,981	Innophos Holdings, Inc.	1,478,516
136,548	Intrepid Potash, Inc. (a) (b)	1,710,946
52,020	Kraton Performance Polymers, Inc. (a)	1,172,531
6,141	Quaker Chemical Corp.	511,054
50,477	Stepan Co.	2,570,794
104,571	Tredegar Corp.	2,140,568
30,865	Zep, Inc.	613,596
		18,367,999

	Commercial Services & Supplies — 2.4%
33,002	ABM Industries, Inc.	1,057,714
14,492	G&K Services, Inc., Class A	1,023,135
32,724	Healthcare Services Group, Inc.	990,556
40,827	Matthews International Corp., Class A	1,981,334
12,332	Mobile Mini, Inc.	475,275
109,433	Tetra Tech, Inc.	2,966,729
17,864	UniFirst Corp.	2,022,741
51,303	United Stationers, Inc.	2,083,415
42,080	US Ecology, Inc.	1,973,973
94,485	Viad Corp.	2,510,466
		17,085,338

	Communications Equipment — 0.6%
56,320	ADTRAN, Inc.	935,476
90,798	Comtech Telecommunications Corp.	2,624,062
43,344	Ixia (a)	519,261
		4,078,799

	Construction & Engineering — 0.9%
53,822	Dycom Industries, Inc. (a)	2,474,736
33,935	EMCOR Group, Inc.	1,514,519
296,681	Orion Marine Group, Inc. (a)	2,498,054
		6,487,309

Shares	Description	Value
	Construction Materials — 0.4%
143,323	Headwaters, Inc. (a)	$2,519,618

	Consumer Finance — 1.7%
45,126	Cash America International, Inc.	1,169,666
37,916	Encore Capital Group, Inc. (a)	1,533,323
287,909	EZCORP, Inc., Class A (a)	2,648,763
33,900	First Cash Financial Services, Inc. (a)	1,638,726
132,086	Green Dot Corp., Class A (a)	2,126,584
36,050	World Acceptance Corp. (a) (b)	3,050,551
		12,167,613

	Distributors — 0.2%
22,606	Pool Corp.	1,466,903

	Diversified Consumer Services — 0.6%
87,679	American Public Education, Inc. (a)	2,445,367
16,201	Capella Education Co.	875,340
109,521	Universal Technical Institute, Inc.	925,453
		4,246,160

	Diversified Financial Services — 0.2%
19,020	MarketAxess Holdings, Inc.	1,632,867

	Diversified Telecommunication Services — 1.3%
30,383	Atlantic Tele-Network, Inc.	2,005,886
148,928	Cincinnati Bell, Inc. (a)	510,823
166,784	General Communication, Inc., Class A (a)	2,645,194
270,711	Iridium Communications, Inc. (a) (b)	2,753,131
68,898	Lumos Networks Corp.	974,218
		8,889,252

	Electric Utilities — 0.7%
39,854	ALLETE, Inc.	2,004,656
54,422	El Paso Electric Co.	2,025,042
20,453	UIL Holdings Corp.	1,020,196
		5,049,894

	Electrical Equipment — 1.2%
11,284	AZZ, Inc.	523,465
41,640	Encore Wire Corp.	1,874,216
24,550	EnerSys	1,666,945
13,785	Franklin Electric Co., Inc.	498,466
31,131	Powell Industries, Inc.	1,033,238
172,932	Vicor Corp. (a)	2,637,213
		8,233,543

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 5.4%
20,712	Anixter International, Inc. (a)	$1,462,267
8,770	Badger Meter, Inc.	545,669
109,389	Benchmark Electronics, Inc. (a)	2,573,923
97,180	Checkpoint Systems, Inc.	1,006,785
16,182	Coherent, Inc. (a)	970,920
58,443	CTS Corp.	1,048,468
97,266	Daktronics, Inc.	1,043,664
61,724	DTS, Inc. (a)	2,212,805
138,422	Fabrinet (a)	2,506,823
16,923	FARO Technologies, Inc. (a)	674,043
113,916	II-VI, Inc. (a)	2,026,566
73,728	Insight Enterprises, Inc. (a)	2,110,095
10,584	Littelfuse, Inc.	1,037,126
55,878	Methode Electronics, Inc.	2,372,580
6,953	MTS Systems Corp.	490,743
82,742	Newport Corp. (a)	1,577,890
14,157	OSI Systems, Inc. (a)	951,492
51,580	Plexus Corp. (a)	2,220,519
65,093	Rofin-Sinar Technologies, Inc. (a)	1,540,100
19,184	Rogers Corp. (a)	1,394,869
108,661	Sanmina Corp. (a)	2,209,078
51,726	ScanSource, Inc. (a)	2,061,281
20,412	SYNNEX Corp.	1,561,518
233,398	TTM Technologies, Inc. (a)	2,182,271
		37,781,495

	Energy Equipment & Services — 5.9%
303,445	Basic Energy Services, Inc. (a)	3,092,105
48,273	Bristow Group, Inc.	2,999,201
86,161	CARBO Ceramics, Inc. (b)	3,810,901
126,129	Era Group, Inc. (a)	2,797,541
46,986	Exterran Holdings, Inc.	1,741,771
159,217	Geospace Technologies Corp. (a)	3,439,087
176,888	Gulf Island Fabrication, Inc.	2,333,153
201,582	GulfMark Offshore, Inc., Class A (b)	3,025,746
139,750	Hornbeck Offshore Services, Inc. (a)	3,193,287
119,758	Matrix Service Co. (a)	2,631,083
288,538	Newpark Resources, Inc. (a)	2,960,400
387,987	Pioneer Energy Services Corp. (a)	2,890,503
37,732	SEACOR Holdings, Inc. (a)	2,741,607
231,189	Tesco Corp.	2,973,091
14,759	U.S. Silica Holdings, Inc. (b)	551,249
		41,180,725

Shares	Description	Value
	Food & Staples Retailing — 0.8%
63,535	Andersons (The), Inc.	$2,712,309
11,665	Casey’s General Stores, Inc.	958,630
66,628	SpartanNash Co.	2,010,167
		5,681,106

	Food Products — 1.5%
40,896	Calavo Growers, Inc.	2,071,383
13,462	Cal-Maine Foods, Inc. (b)	601,886
150,096	Darling Ingredients, Inc. (a)	2,050,311
32,277	Diamond Foods, Inc. (a)	905,047
33,002	Sanderson Farms, Inc. (b)	2,479,110
52,911	Seneca Foods Corp., Class A (a)	1,524,895
32,902	Snyder’s-Lance, Inc.	971,596
		10,604,228

	Gas Utilities — 1.3%
30,790	Laclede Group (The), Inc.	1,598,925
67,703	New Jersey Resources Corp.	2,065,619
32,896	Northwest Natural Gas Co.	1,536,243
28,486	Piedmont Natural Gas Co., Inc.	1,066,516
19,374	South Jersey Industries, Inc.	1,021,978
27,111	Southwest Gas Corp.	1,491,105
		8,780,386

	Health Care Equipment & Supplies — 3.6%
24,598	Abaxis, Inc.	1,574,272
36,720	ABIOMED, Inc. (a)	2,321,438
5,789	Analogic Corp.	489,170
12,766	Anika Therapeutics, Inc. (a)	435,576
44,271	Cantel Medical Corp.	1,982,898
20,826	CONMED Corp.	1,046,090
8,101	Cyberonics, Inc. (a)	493,432
68,563	Cynosure, Inc., Class A (a)	2,291,375
27,266	Greatbatch, Inc. (a)	1,470,183
23,407	Haemonetics Corp. (a)	948,686
11,288	ICU Medical, Inc. (a)	952,369
34,110	Integra LifeSciences Holdings Corp. (a)	2,004,986
63,761	Masimo Corp. (a)	2,152,571
27,557	Meridian Bioscience, Inc.	488,310
27,312	Merit Medical Systems, Inc. (a)	530,126
39,962	Natus Medical, Inc. (a)	1,506,967
22,862	NuVasive, Inc. (a)	1,022,617
40,391	SurModics, Inc. (a)	1,018,661
34,678	Vascular Solutions, Inc. (a)	1,111,777
26,196	West Pharmaceutical Services, Inc.	1,395,723
		25,237,227

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services — 4.3%
23,899	Aceto Corp.	$463,163
22,568	Air Methods Corp. (a)	1,031,357
39,260	Amedisys, Inc. (a)	1,091,821
113,940	AMN Healthcare Services, Inc. (a)	2,598,971
42,733	AmSurg Corp. (a)	2,680,214
74,597	Bio-Reference Laboratories, Inc. (a) (b)	2,470,653
13,211	Chemed Corp.	1,522,568
15,276	CorVel Corp. (a)	545,964
221,636	Cross Country Healthcare, Inc. (a)	2,460,160
44,874	Ensign Group (The), Inc.	1,889,644
37,890	ExamWorks Group, Inc. (a)	1,551,595
115,850	Hanger, Inc. (a)	2,588,089
11,272	IPC Healthcare, Inc. (a)	551,426
44,199	Kindred Healthcare, Inc.	1,014,367
15,912	LHC Group, Inc. (a)	510,139
22,270	Magellan Health, Inc. (a)	1,409,691
39,069	Molina Healthcare, Inc. (a)	2,314,057
49,479	Providence Service (The) Corp. (a)	2,103,847
106,348	Select Medical Holdings Corp.	1,547,363
		30,345,089

	Health Care Technology — 0.4%
9,685	Computer Programs & Systems, Inc.	506,816
44,930	Omnicell, Inc. (a)	1,596,363
32,902	Quality Systems, Inc.	513,107
		2,616,286

	Hotels, Restaurants & Leisure — 4.2%
2,539	Biglari Holdings, Inc. (a)	928,030
41,685	BJ’s Restaurants, Inc. (a)	1,950,858
11,361	Bob Evans Farms, Inc.	488,750
13,822	Cracker Barrel Old Country Store, Inc.	1,831,139
9,827	DineEquity, Inc.	947,618
80,237	Interval Leisure Group, Inc.	1,989,075
16,439	Jack in the Box, Inc.	1,426,412
98,770	Marcus (The) Corp.	1,913,175
19,459	Marriott Vacations Worldwide Corp.	1,599,724
109,873	Monarch Casino & Resort, Inc. (a)	2,010,676
34,026	Papa John’s International, Inc.	2,088,176
72,832	Pinnacle Entertainment, Inc. (a)	2,677,304
35,157	Popeyes Louisiana Kitchen, Inc. (a)	1,957,542
6,038	Red Robin Gourmet Burgers, Inc. (a)	453,393
262,427	Ruby Tuesday, Inc. (a)	1,910,469

Shares	Description	Value
	Hotels, Restaurants & Leisure (Continued)
132,428	Ruth’s Hospitality Group, Inc.	$1,926,827
49,748	Sonic Corp.	1,425,280
57,727	Texas Roadhouse, Inc.	1,939,627
		29,464,075

	Household Durables — 2.0%
57,057	Ethan Allen Interiors, Inc.	1,381,920
25,811	Helen of Troy Ltd. (a)	2,261,302
16,110	iRobot Corp. (a) (b)	522,286
18,699	La-Z-Boy, Inc.	490,101
110,260	M/I Homes, Inc. (a)	2,487,466
54,046	Meritage Homes Corp. (a)	2,311,547
53,928	Ryland Group (The), Inc.	2,222,912
233,658	Standard Pacific Corp. (a)	1,892,630
9,314	Universal Electronics, Inc. (a)	502,397
		14,072,561

	Household Products — 0.3%
148,513	Central Garden & Pet Co., Class A (a)	1,455,427
5,937	WD-40 Co.	480,660
		1,936,087

	Insurance — 3.9%
18,047	American Equity Investment Life Holding Co.	486,367
22,738	AMERISAFE, Inc.	1,027,530
77,910	Employers Holdings, Inc.	1,901,783
34,384	HCI Group, Inc.	1,498,455
30,744	Horace Mann Educators Corp.	1,044,374
19,220	Infinity Property & Casualty Corp.	1,425,163
185,549	Meadowbrook Insurance Group, Inc.	1,584,588
68,377	Montpelier Re Holdings Ltd.	2,605,847
27,018	Navigators Group (The), Inc. (a)	2,108,755
57,255	ProAssurance Corp.	2,573,612
20,060	RLI Corp.	996,180
35,197	Safety Insurance Group, Inc.	2,046,706
72,392	Selective Insurance Group, Inc.	1,950,240
12,937	Stewart Information Services Corp.	472,201
49,643	United Fire Group, Inc.	1,482,836
116,824	United Insurance Holdings Corp.	1,942,783
102,717	Universal Insurance Holdings, Inc.	2,467,262
		27,614,682

	Internet & Catalog Retail — 0.4%
17,556	FTD Cos., Inc. (a)	501,048
105,247	Nutrisystem, Inc.	2,004,955

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Internet & Catalog Retail (Continued)
31,825	PetMed Express, Inc. (b)	$503,790
		3,009,793

	Internet Software & Services — 1.4%
41,076	comScore, Inc. (a)	2,150,739
58,937	DHI Group, Inc. (a)	447,921
24,011	j2 Global, Inc.	1,665,643
28,170	LogMeIn, Inc. (a)	1,807,951
39,069	Stamps.com, Inc. (a)	2,417,981
89,262	XO Group, Inc. (a)	1,451,400
		9,941,635

	IT Services — 2.3%
23,387	CACI International, Inc., Class A (a)	2,063,669
13,987	Cardtronics, Inc. (a)	527,730
17,295	CSG Systems International, Inc.	503,631
56,524	ExlService Holdings, Inc. (a)	1,946,121
24,643	IGATE Corp. (a)	1,172,021
46,471	ManTech International Corp., Class A	1,358,347
127,052	Perficient, Inc. (a)	2,621,083
105,778	Sykes Enterprises, Inc. (a)	2,647,623
82,628	TeleTech Holdings, Inc.	2,143,370
25,408	Virtusa Corp. (a)	1,011,238
		15,994,833

	Leisure Products — 0.4%
43,424	Arctic Cat, Inc.	1,541,118
21,184	Sturm, Ruger & Co., Inc.	1,161,095
		2,702,213

	Life Sciences Tools & Services — 1.1%
167,430	Affymetrix, Inc. (a)	2,030,926
66,326	Cambrex Corp. (a)	2,552,888
131,429	Luminex Corp. (a)	2,039,778
22,860	PAREXEL International Corp. (a)	1,453,324
		8,076,916

	Machinery — 3.2%
110,728	Actuant Corp., Class A	2,637,541
13,227	Albany International Corp., Class A	518,498
24,521	Astec Industries, Inc.	1,031,844
51,934	Barnes Group, Inc.	2,082,553
76,782	Briggs & Stratton Corp.	1,501,088
28,830	CIRCOR International, Inc.	1,575,271
7,969	EnPro Industries, Inc.	510,096

Shares	Description	Value
	Machinery (Continued)
26,978	ESCO Technologies, Inc.	$990,093
99,881	Federal Signal Corp.	1,570,129
44,158	John Bean Technologies Corp.	1,704,057
13,790	Lindsay Corp. (b)	1,092,030
66,294	Lydall, Inc. (a)	1,779,331
58,199	Mueller Industries, Inc.	2,039,293
19,202	Standex International Corp.	1,552,866
8,048	Tennant Co.	517,406
14,993	Toro (The) Co.	1,005,131
		22,107,227

	Marine — 0.4%
62,347	Matson, Inc.	2,525,054

	Media — 0.8%
104,210	E.W. Scripps (The) Co., Class A	2,427,051
202,200	Harte-Hanks, Inc.	1,372,938
38,528	Scholastic Corp.	1,565,778
		5,365,767

	Metals & Mining — 1.2%
27,792	Globe Specialty Metals, Inc.	553,617
11,787	Haynes International, Inc.	524,168
20,515	Kaiser Aluminum Corp.	1,648,790
54,719	Materion Corp.	2,188,213
29,282	RTI International Metals, Inc. (a)	1,102,467
162,760	Stillwater Mining Co. (a)	2,185,867
		8,203,122

	Multi-Utilities—0.5%
61,522	Avista Corp.	2,006,848
29,321	NorthWestern Corp.	1,527,331
		3,534,179

	Oil, Gas & Consumable Fuels — 4.8%
398,872	Approach Resources, Inc. (a) (b)	3,498,107
253,354	Bill Barrett Corp. (a)	2,938,906
63,958	Bonanza Creek Energy, Inc. (a)	1,762,683
10,593	Carrizo Oil & Gas, Inc. (a)	590,348
451,654	Cloud Peak Energy, Inc. (a)	2,931,235
589,044	Comstock Resources, Inc. (b)	3,163,166
119,485	Contango Oil & Gas Co. (a)	2,995,489
92,065	Green Plains, Inc.	2,866,904
340,934	Northern Oil and Gas, Inc. (a) (b)	3,013,857
48,636	PDC Energy, Inc. (a)	2,759,607
324,521	Penn Virginia Corp. (a) (b)	2,167,800
565,295	Rex Energy Corp. (a) (b)	2,826,475
143,248	Stone Energy Corp. (a)	2,445,243
		33,959,820

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Paper & Forest Products — 1.2%
56,136	Boise Cascade Co. (a)	$1,947,919
8,056	Clearwater Paper Corp. (a)	515,342
64,033	KapStone Paper and Packaging Corp.	1,789,722
16,816	Neenah Paper, Inc.	1,016,864
76,386	P.H. Glatfelter Co.	1,894,373
34,194	Schweitzer-Mauduit International, Inc.	1,511,717
		8,675,937

	Personal Products — 0.1%
35,079	Medifast, Inc. (a)	1,052,370

	Pharmaceuticals — 1.8%
42,024	ANI Pharmaceuticals, Inc. (a)	2,562,623
117,296	Depomed, Inc. (a)	2,728,305
56,084	Impax Laboratories, Inc. (a)	2,538,362
38,825	Lannett Co., Inc. (a)	2,232,437
18,767	Medicines (The) Co. (a)	480,623
49,031	Prestige Brands Holdings, Inc. (a)	1,924,467
		12,466,817

	Professional Services — 1.2%
37,421	CDI Corp.	510,423
5,914	Exponent, Inc.	524,040
60,291	Kelly Services, Inc., Class A	989,978
47,980	Korn/Ferry International	1,512,809
54,802	On Assignment, Inc. (a)	1,844,087
30,046	Resources Connection, Inc.	473,525
86,358	TrueBlue, Inc. (a)	2,485,383
		8,340,245

	Real Estate Investment Trusts — 3.5%
45,213	Acadia Realty Trust	1,397,082
31,890	Agree Realty Corp.	981,574
12,146	American Assets Trust, Inc.	483,411
42,602	Associated Estates Realty Corp.	1,214,157
178,669	Capstead Mortgage Corp.	2,081,494
70,191	Cedar Realty Trust, Inc.	490,635
15,539	Chesapeake Lodging Trust	493,363
53,992	CoreSite Realty Corp.	2,595,935
14,863	Education Realty Trust, Inc.	499,694
8,757	EPR Properties	505,016
41,003	Franklin Street Properties Corp.	484,246
36,059	GEO Group (The), Inc.	1,406,301
23,012	Government Properties Income Trust	479,570
18,923	Healthcare Realty Trust, Inc.	484,429
22,857	LTC Properties, Inc.	993,365
71,333	Medical Properties Trust, Inc.	997,235

Shares	Description	Value
	Real Estate Investment Trusts (Continued)
6,326	PS Business Parks, Inc.	$482,990
86,188	Retail Opportunity Investments Corp.	1,446,235
47,580	Sabra Health Care REIT, Inc.	1,421,690
16,794	Sovran Self Storage, Inc.	1,466,788
186,818	Summit Hotel Properties, Inc.	2,460,393
28,034	Universal Health Realty Income Trust	1,392,169
22,800	Urstadt Biddle Properties, Inc., Class A	473,100
		24,730,872

	Real Estate Management & Development — 0.3%
133,348	Forestar Group, Inc. (a)	1,968,217

	Road & Rail — 0.6%
13,873	ArcBest Corp.	495,266
57,936	Celadon Group, Inc.	1,497,066
32,607	Knight Transportation, Inc.	942,343
62,409	Roadrunner Transportation Systems, Inc. (a)	1,527,148
		4,461,823

	Semiconductors & Semiconductor Equipment — 3.7%
40,972	Advanced Energy Industries, Inc. (a)	1,002,175
21,046	Cabot Microelectronics Corp. (a)	995,476
73,972	CEVA, Inc. (a)	1,531,220
79,029	Cirrus Logic, Inc. (a)	2,669,600
48,050	Cohu, Inc.	503,083
73,629	Diodes, Inc. (a)	1,967,367
87,764	DSP Group, Inc. (a)	998,754
134,540	Kulicke & Soffa Industries, Inc. (a)	2,032,899
69,721	Micrel, Inc.	948,206
74,251	Microsemi Corp. (a)	2,477,013
77,750	MKS Instruments, Inc.	2,706,478
19,972	Monolithic Power Systems, Inc.	1,035,149
135,932	Pericom Semiconductor Corp.	1,701,869
10,097	Power Integrations, Inc.	499,701
25,867	Synaptics, Inc. (a)	2,191,452
65,254	Tessera Technologies, Inc.	2,356,322
		25,616,764

	Software — 1.6%
33,287	Blackbaud, Inc.	1,681,992
69,214	Ebix, Inc. (b)	1,888,850
29,321	Epiq Systems, Inc.	525,139
41,547	Manhattan Associates, Inc. (a)	2,183,710

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
6,214	MicroStrategy, Inc., Class A (a)	$1,131,694
16,105	Monotype Imaging Holdings, Inc.	521,963
23,978	NetScout Systems, Inc. (a) (b)	985,496
19,354	Progress Software Corp. (a)	510,946
33,233	Synchronoss Technologies, Inc. (a)	1,524,730
24,412	VASCO Data Security International, Inc. (a) (b)	620,553
		11,575,073

	Specialty Retail — 5.8%
66,401	Barnes & Noble, Inc. (a)	1,454,182
158,469	Big 5 Sporting Goods Corp.	2,161,517
48,090	Brown Shoe Co., Inc.	1,428,273
20,580	Buckle (The), Inc. (b)	921,984
26,550	Cato (The) Corp., Class A	1,044,477
24,569	Children’s Place (The), Inc.	1,490,356
472,764	Christopher & Banks Corp. (a)	2,808,218
107,201	Finish Line (The), Inc., Class A	2,629,641
59,065	Francesca’s Holdings Corp. (a)	999,970
29,526	Genesco, Inc. (a)	1,995,662
24,354	Group 1 Automotive, Inc.	1,923,479
21,432	Hibbett Sports, Inc. (a)	1,003,018
44,271	Kirkland’s, Inc. (a)	1,050,994
26,445	Lithia Motors, Inc., Class A	2,637,360
68,317	Lumber Liquidators Holdings, Inc. (a) (b)	1,878,034
99,159	MarineMax, Inc. (a)	2,189,431
24,246	Monro Muffler Brake, Inc.	1,452,093
218,593	Pep Boys-Manny, Moe & Jack (The) (a)	2,002,312
76,253	Select Comfort Corp. (a)	2,350,117
63,344	Sonic Automotive, Inc., Class A	1,479,082
68,811	Stage Stores, Inc.	1,328,740
126,677	Stein Mart, Inc.	1,498,589
38,292	Vitamin Shoppe, Inc. (a)	1,603,669
52,243	Zumiez, Inc. (a)	1,656,626
		40,987,824

	Technology Hardware, Storage & Peripherals — 0.3%
63,326	Super Micro Computer, Inc. (a)	1,821,889

	Textiles, Apparel & Luxury Goods — 2.0%
23,337	G-III Apparel Group Ltd. (a)	2,594,608
92,169	Movado Group, Inc.	2,698,708
20,902	Oxford Industries, Inc.	1,660,664
36,558	Skechers U.S.A., Inc., Class A (a)	3,287,295
27,668	Steven Madden Ltd. (a)	1,079,605
29,130	Unifi, Inc. (a)	1,027,998

Shares	Description	Value
	Textiles, Apparel & Luxury Goods (Continued)
47,148	Wolverine World Wide, Inc.	$1,448,858
		13,797,736

	Thrifts & Mortgage Finance — 1.1%
121,790	Astoria Financial Corp.	1,603,974
16,950	BofI Holding, Inc. (a)	1,556,180
104,621	Brookline Bancorp, Inc.	1,126,768
65,311	Dime Community Bancshares, Inc.	1,039,751
44,361	Northwest Bancshares, Inc.	546,084
36,131	Oritani Financial Corp.	538,352
56,378	Provident Financial Services, Inc.	1,014,804
76,413	TrustCo Bank Corp. NY	509,675
		7,935,588

	Tobacco — 0.4%
55,742	Universal Corp.	2,621,546

	Trading Companies & Distributors — 0.4%
34,781	Applied Industrial Technologies, Inc.	1,452,802
37,173	Kaman Corp.	1,550,486
		3,003,288

	Water Utilities — 0.1%
13,182	American States Water Co.	506,057

	Wireless Telecommunication Services — 0.4%
137,118	Spok Holdings, Inc.	2,581,246

	Total Common Stocks — 100.0%	701,463,605
	(Cost $656,400,517)

	Money Market Funds — 3.6%
24,998,196	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	24,998,196
280,296	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	280,296
	Total Money Market Funds — 3.6%	25,278,492
	(Cost $25,278,492)

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 1.2%
$2,199,320	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $2,199,325. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $2,247,375. (d)	$2,199,320
5,772,783	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $5,772,794. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $5,899,270. (d)	5,772,783
	Total Repurchase Agreements — 1.2%	7,972,103
	(Cost $7,972,103)

	Total Investments — 104.8%	734,714,200
	(Cost $689,651,112) (e)
	Net Other Assets and Liabilities — (4.8)%	(33,430,858)
	Net Assets — 100.0%	$701,283,342

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $32,626,197 and the total value of the collateral held by the Fund is $32,970,299.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $67,882,956 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,819,868.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$701,463,605	$—	$—
Money Market Funds	25,278,492	—	—
Repurchase Agreements	—	7,972,103	—
Total Investments	$726,742,097	$7,972,103	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.7%
15,136	General Dynamics Corp.	$2,078,476
50,250	L-3 Communications Holdings, Inc.	5,774,227
40,133	Precision Castparts Corp.	8,295,090
38,571	Raytheon Co.	4,011,384
17,528	United Technologies Corp.	1,993,810
		22,152,987

	Air Freight & Logistics — 0.7%
50,939	FedEx Corp.	8,637,726

	Auto Components — 1.4%
69,678	BorgWarner, Inc.	4,124,937
25,764	Delphi Automotive PLC	2,138,412
389,035	Goodyear Tire & Rubber (The) Co.	11,034,978
		17,298,327

	Automobiles — 1.1%
261,092	Ford Motor Co.	4,125,253
224,746	General Motors Co.	7,879,595
33,822	Harley-Davidson, Inc.	1,901,135
		13,905,983

	Banks — 3.9%
108,081	BB&T Corp.	4,138,422
39,875	Citigroup, Inc.	2,126,135
93,376	Comerica, Inc.	4,426,956
223,554	Fifth Third Bancorp	4,471,080
381,359	Huntington Bancshares, Inc.	4,141,559
104,342	JPMorgan Chase & Co.	6,600,675
145,079	KeyCorp	2,096,392
67,793	PNC Financial Services Group (The), Inc.	6,218,652
445,929	Regions Financial Corp.	4,383,482
102,556	SunTrust Banks, Inc.	4,256,074
37,764	Wells Fargo & Co.	2,080,796
156,076	Zions Bancorp.	4,422,413
		49,362,636

	Capital Markets — 2.0%
51,053	Bank of New York Mellon (The) Corp.	2,161,584
164,225	Franklin Resources, Inc.	8,467,441
33,629	Goldman Sachs Group (The), Inc.	6,605,408
51,760	Invesco Ltd.	2,143,899
78,055	T. Rowe Price Group, Inc.	6,336,505
		25,714,837

	Chemicals — 3.8%
19,359	Airgas, Inc.	1,960,679

Shares	Description	Value
	Chemicals (Continued)
37,138	CF Industries Holdings, Inc.	$10,676,061
87,829	Dow Chemical (The) Co.	4,479,279
28,744	E.I. du Pont de Nemours & Co.	2,104,061
91,266	Eastman Chemical Co.	6,956,294
119,990	LyondellBasell Industries N.V., Class A	12,421,365
228,726	Mosaic (The) Co.	10,063,944
		48,661,683

	Commercial Services & Supplies — 0.8%
152,241	ADT (The) Corp.	5,724,261
103,895	Republic Services, Inc.	4,221,254
		9,945,515

	Communications Equipment — 1.0%
306,196	Cisco Systems, Inc.	8,827,631
53,505	Harris Corp.	4,293,241
		13,120,872

	Construction & Engineering — 1.9%
184,309	Fluor Corp.	11,084,343
139,969	Jacobs Engineering Group, Inc. (a)	5,999,071
221,558	Quanta Services, Inc. (a)	6,405,242
		23,488,656

	Consumer Finance — 0.7%
80,195	Capital One Financial Corp.	6,483,766
36,458	Discover Financial Services	2,113,470
		8,597,236

	Containers & Packaging — 0.2%
88,093	Owens-Illinois, Inc. (a)	2,106,304

	Diversified Consumer Services — 0.5%
197,100	H&R Block, Inc.	5,960,304

	Diversified Financial Services — 0.5%
29,200	Berkshire Hathaway, Inc., Class B (a)	4,123,332
40,330	NASDAQ OMX Group (The), Inc.	1,961,248
		6,084,580

	Diversified Telecommunication Services — 1.7%
193,599	AT&T, Inc.	6,706,269
243,939	CenturyLink, Inc.	8,772,047

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
896,601	Frontier Communications Corp.	$6,150,683
		21,628,999

	Electric Utilities — 6.6%
149,833	American Electric Power Co., Inc.	8,521,003
82,327	Duke Energy Corp.	6,386,105
134,913	Edison International	8,221,598
108,763	Entergy Corp.	8,394,328
83,413	Eversource Energy	4,067,218
250,761	Exelon Corp.	8,530,889
120,194	FirstEnergy Corp.	4,316,167
40,501	NextEra Energy, Inc.	4,087,766
235,596	Pepco Holdings, Inc.	6,120,784
99,154	Pinnacle West Capital Corp.	6,068,225
250,388	PPL Corp.	8,520,704
95,168	Southern (The) Co.	4,215,942
181,587	Xcel Energy, Inc.	6,157,615
		83,608,344

	Electrical Equipment — 1.0%
93,039	Eaton Corp. PLC	6,394,570
74,426	Emerson Electric Co.	4,378,482
17,710	Rockwell Automation, Inc.	2,100,406
		12,873,458

	Electronic Equipment, Instruments & Components — 1.5%
464,510	Corning, Inc.	9,722,194
65,674	FLIR Systems, Inc.	2,028,670
117,678	TE Connectivity Ltd.	7,831,471
		19,582,335

	Energy Equipment & Services — 8.1%
165,698	Baker Hughes, Inc.	11,343,685
233,490	Cameron International Corp. (a)	12,799,922
393,245	Diamond Offshore Drilling, Inc.	13,161,910
227,724	FMC Technologies, Inc. (a)	10,042,628
240,089	Halliburton Co.	11,752,357
154,767	Helmerich & Payne, Inc.	12,067,183
210,744	National Oilwell Varco, Inc.	11,466,581
590,197	Noble Corp. PLC	10,216,310
101,007	Schlumberger Ltd.	9,556,272
		102,406,848

	Food & Staples Retailing — 0.5%
76,851	Wal-Mart Stores, Inc.	5,998,221

	Food Products — 1.5%
177,806	Archer-Daniels-Midland Co.	8,691,157

Shares	Description	Value
	Food Products (Continued)
17,750	J.M. Smucker (The) Co.	$2,057,580
220,053	Tyson Foods, Inc., Class A	8,692,094
		19,440,831

	Gas Utilities — 0.8%
212,186	AGL Resources, Inc.	10,666,590

	Health Care Equipment & Supplies — 0.3%
29,990	Baxter International, Inc.	2,061,512
31,413	St. Jude Medical, Inc.	2,200,481
		4,261,993

	Health Care Providers & Services — 0.6%
13,306	Anthem, Inc.	2,008,275
16,293	Laboratory Corp. of America Holdings (a)	1,947,991
54,834	Quest Diagnostics, Inc.	3,916,244
		7,872,510

	Hotels, Restaurants & Leisure — 0.5%
88,085	Carnival Corp.	3,873,098
21,082	McDonald’s Corp.	2,035,467
		5,908,565

	Household Products — 0.2%
25,070	Procter & Gamble (The) Co.	1,993,316

	Independent Power and Renewable Electricity Producers — 1.2%
491,908	AES (The) Corp.	6,517,781
334,578	NRG Energy, Inc.	8,444,749
		14,962,530

	Industrial Conglomerates — 0.5%
24,197	Danaher Corp.	1,981,250
169,851	General Electric Co.	4,599,565
		6,580,815

	Insurance — 6.0%
37,797	ACE Ltd.	4,043,901
98,750	Aflac, Inc.	6,225,200
88,814	Allstate (The) Corp.	6,186,783
153,825	American International Group, Inc.	8,658,809
137,241	Assurant, Inc.	8,434,832
83,364	Chubb (The) Corp.	8,198,849
38,556	Cincinnati Financial Corp.	1,952,476
100,767	Hartford Financial Services Group (The), Inc.	4,108,271
73,338	Lincoln National Corp.	4,142,864

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
50,314	Loews Corp.	$2,095,075
125,046	MetLife, Inc.	6,413,609
39,991	Principal Financial Group, Inc.	2,044,340
154,928	Progressive (The) Corp.	4,130,380
37,405	Torchmark Corp.	2,098,795
77,943	Travelers (The) Cos., Inc.	7,880,817
		76,615,001

	IT Services — 1.9%
31,470	Computer Sciences Corp.	2,028,241
39,384	International Business Machines Corp.	6,746,085
143,204	Teradata Corp. (a)	6,299,544
819,849	Xerox Corp.	9,428,264
		24,502,134

	Leisure Products — 0.8%
368,842	Mattel, Inc.	10,386,591

	Machinery — 5.4%
78,983	Caterpillar, Inc.	6,862,043
60,791	Cummins, Inc.	8,404,964
48,055	Deere & Co.	4,349,939
121,933	Dover Corp.	9,232,767
111,895	Flowserve Corp.	6,549,214
268,889	Joy Global, Inc.	11,465,427
100,113	PACCAR, Inc.	6,542,384
53,215	Parker-Hannifin Corp.	6,351,742
44,190	Stanley Black & Decker, Inc.	4,361,553
120,331	Xylem, Inc.	4,454,654
		68,574,687

	Media — 2.8%
111,935	Comcast Corp., Class A	6,465,366
284,117	Gannett Co., Inc.	9,750,895
394,817	News Corp., Class A (a)	6,230,212
311,319	Twenty-First Century Fox, Inc., Class A	10,609,751
30,077	Viacom, Inc., Class B	2,088,848
		35,145,072

	Metals & Mining — 2.5%
326,162	Alcoa, Inc.	4,377,094
333,562	Freeport-McMoRan, Inc.	7,761,988
485,261	Newmont Mining Corp.	12,854,564
132,991	Nucor Corp.	6,497,940
		31,491,586

	Multiline Retail — 1.1%
107,707	Kohl’s Corp.	7,717,207

Shares	Description	Value
	Multiline Retail (Continued)
64,921	Macy’s, Inc.	$4,195,844
25,030	Target Corp.	1,973,115
		13,886,166

	Multi-Utilities—5.9%
199,716	Ameren Corp.	8,176,373
412,936	CenterPoint Energy, Inc.	8,659,268
120,711	CMS Energy Corp.	4,095,724
138,165	Consolidated Edison, Inc.	8,504,056
104,449	DTE Energy Co.	8,317,274
158,811	PG&E Corp.	8,404,278
201,049	Public Service Enterprise Group, Inc.	8,351,575
153,266	SCANA Corp.	8,120,033
18,842	Sempra Energy	2,000,455
325,827	TECO Energy, Inc.	6,174,422
85,132	Wisconsin Energy Corp.	4,181,684
		74,985,142

	Oil, Gas & Consumable Fuels — 16.2%
744,000	Chesapeake Energy Corp.	11,732,880
100,353	Chevron Corp.	11,145,204
91,537	Cimarex Energy Co.	11,387,203
169,210	ConocoPhillips	11,492,743
226,642	CONSOL Energy, Inc.	7,361,332
174,682	Devon Energy Corp.	11,915,059
24,790	EQT Corp.	2,229,613
123,942	Exxon Mobil Corp.	10,828,813
155,223	Hess Corp.	11,936,649
403,486	Marathon Oil Corp.	12,548,415
102,890	Marathon Petroleum Corp.	10,141,867
226,074	Murphy Oil Corp.	10,763,383
300,228	Newfield Exploration Co. (a)	11,780,947
215,441	Noble Energy, Inc.	10,927,167
134,035	Phillips 66	10,630,316
51,543	Pioneer Natural Resources Co.	8,905,600
404,223	QEP Resources, Inc.	9,095,017
454,291	Southwestern Energy Co. (a)	12,733,777
92,323	Tesoro Corp.	7,924,083
165,595	Valero Energy Corp.	9,422,355
		204,902,423

	Pharmaceuticals — 1.2%
41,888	Johnson & Johnson	4,155,290
183,282	Merck & Co., Inc.	10,916,276
		15,071,566

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Investment Trusts — 0.2%
61,971	Weyerhaeuser Co.	$1,952,706

	Road & Rail — 1.0%
20,126	Kansas City Southern	2,062,714
61,417	Norfolk Southern Corp.	6,193,904
44,410	Ryder System, Inc.	4,234,938
		12,491,556

	Semiconductors & Semiconductor Equipment — 1.3%
91,060	Applied Materials, Inc.	1,802,078
176,200	First Solar, Inc. (a)	10,513,854
99,623	Xilinx, Inc.	4,319,653
		16,635,585

	Software — 1.4%
193,838	CA, Inc.	6,158,233
97,659	Oracle Corp.	4,259,886
270,535	Symantec Corp.	6,743,085
		17,161,204

	Specialty Retail — 2.8%
82,332	Bed Bath & Beyond, Inc. (a)	5,801,113
223,022	Best Buy Co., Inc.	7,727,712
277,530	GameStop Corp., Class A	10,696,006
194,509	Gap (The), Inc.	7,710,337
23,341	Tiffany & Co.	2,041,871
45,002	Urban Outfitters, Inc. (a)	1,801,880
		35,778,919

	Technology Hardware, Storage & Peripherals — 1.9%
329,737	EMC Corp.	8,873,223
338,094	Hewlett-Packard Co.	11,146,959
118,840	NetApp, Inc.	4,307,950

		24,328,132
	Textiles, Apparel & Luxury Goods — 2.2%
101,713	Coach, Inc.	3,886,454
127,776	Fossil Group, Inc. (a)	10,730,628
19,278	PVH Corp.	1,992,381
80,114	Ralph Lauren Corp.	10,688,009
		27,297,472

Shares	Description	Value
	Trading Companies & Distributors — 0.2%
8,710	W.W. Grainger, Inc.	$2,163,825

	Total Common Stocks — 100.0%	1,266,192,768
	(Cost $1,220,971,488)

	Money Market Funds — 0.0%
541,467	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	541,467
	(Cost $541,467)

	Total Investments — 100.0%	1,266,734,235
	(Cost $1,221,512,955) (c)
	Net Other Assets and Liabilities — (0.0)%	(526,814)
	Net Assets — 100.0%	$1,266,207,421

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $71,837,575 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,616,295.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$1,266,192,768	$—	$—
Money Market Funds	541,467	—	—
Total Investments	$1,266,734,235	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 3.5%
28,665	Boeing (The) Co.	$4,108,841
10,032	Honeywell International, Inc.	1,012,429
10,591	Lockheed Martin Corp.	1,976,281
20,047	Northrop Grumman Corp.	3,088,040
44,547	Rockwell Collins, Inc.	4,335,759
121,310	Textron, Inc.	5,335,214
		19,856,564

	Air Freight & Logistics — 1.2%
44,057	C.H. Robinson Worldwide, Inc.	2,836,830
89,295	Expeditors International of Washington, Inc.	4,092,390
		6,929,220

	Airlines — 2.1%
101,875	American Airlines Group, Inc.	4,919,034
71,756	Delta Air Lines, Inc.	3,203,188
97,100	Southwest Airlines Co.	3,938,376
		12,060,598

	Beverages — 2.4%
46,280	Constellation Brands, Inc., Class A (a)	5,365,703
41,110	Dr Pepper Snapple Group, Inc.	3,065,984
38,863	Monster Beverage Corp. (a)	5,328,506
		13,760,193

	Biotechnology — 2.7%
6,538	Amgen, Inc.	1,032,416
12,729	Biogen, Inc. (a)	4,759,755
27,985	Celgene Corp. (a)	3,024,059
21,925	Gilead Sciences, Inc. (a)	2,203,682
9,531	Regeneron Pharmaceuticals, Inc. (a)	4,360,051
		15,379,963

	Building Products — 1.1%
52,750	Allegion PLC	3,225,662
120,846	Masco Corp.	3,201,211
		6,426,873

	Capital Markets — 1.3%
4,864	Affiliated Managers Group, Inc. (a)	1,099,896
7,988	Ameriprise Financial, Inc.	1,000,737
2,861	BlackRock, Inc.	1,041,232
112,993	E*TRADE Financial Corp. (a)	3,253,068
18,950	Legg Mason, Inc.	997,718
		7,392,651

	Chemicals — 2.4%
14,228	Air Products & Chemicals, Inc.	2,040,722

Shares	Description	Value
	Chemicals (Continued)
9,143	Ecolab, Inc.	$1,023,833
27,482	International Flavors & Fragrances, Inc.	3,153,559
9,539	PPG Industries, Inc.	2,113,461
18,899	Sherwin-Williams (The) Co.	5,253,922
		13,585,497

	Commercial Services & Supplies — 1.3%
26,345	Cintas Corp.	2,106,283
22,972	Stericycle, Inc. (a)	3,065,154
39,664	Waste Management, Inc.	1,964,558
		7,135,995

	Construction Materials — 1.4%
23,087	Martin Marietta Materials, Inc.	3,293,360
51,040	Vulcan Materials Co.	4,364,941
		7,658,301

	Containers & Packaging — 1.4%
45,671	Ball Corp.	3,352,708
94,420	Sealed Air Corp.	4,305,552
		7,658,260

	Distributors — 0.2%
11,229	Genuine Parts Co.	1,008,926

	Diversified Financial Services — 1.7%
13,834	Intercontinental Exchange, Inc.	3,106,148
31,212	McGraw Hill Financial, Inc.	3,255,412
31,081	Moody’s Corp.	3,341,829
		9,703,389

	Diversified Telecommunication Services — 0.8%
79,894	Level 3 Communications, Inc. (a)	4,469,270

	Electronic Equipment, Instruments & Components — 0.7%
73,002	Amphenol Corp., Class A	4,042,121

	Food & Staples Retailing — 1.8%
52,100	CVS Health Corp.	5,173,009
70,155	Kroger (The) Co.	4,834,381
		10,007,390

	Food Products — 2.0%
22,478	Campbell Soup Co.	1,004,992
28,648	ConAgra Foods, Inc.	1,035,625
18,480	General Mills, Inc.	1,022,683

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
56,755	Hormel Foods Corp.	$3,084,634
49,389	Kraft Foods Group, Inc.	4,185,718
13,574	McCormick & Co., Inc.	1,022,122
		11,355,774

	Health Care Equipment & Supplies — 3.1%
22,596	Abbott Laboratories	1,048,906
14,986	Becton, Dickinson and Co.	2,111,078
242,355	Boston Scientific Corp. (a)	4,318,766
6,249	C. R. Bard, Inc.	1,040,959
30,190	Edwards Lifesciences Corp. (a)	3,823,564
27,571	Medtronic PLC	2,052,661
11,334	Stryker Corp.	1,045,448
11,131	Varian Medical Systems, Inc. (a)	988,989
8,899	Zimmer Holdings, Inc.	977,466
		17,407,837

	Health Care Providers & Services — 9.0%
50,473	Aetna, Inc.	5,394,050
47,307	AmerisourceBergen Corp.	5,407,190
41,546	Cigna Corp.	5,178,293
39,693	DaVita HealthCare Partners, Inc. (a)	3,219,102
24,794	Express Scripts Holding Co. (a)	2,142,202
57,177	HCA Holdings, Inc. (a)	4,231,670
30,813	Henry Schein, Inc. (a)	4,224,462
23,763	McKesson Corp.	5,308,654
88,172	Patterson Cos., Inc.	4,140,116
43,448	Tenet Healthcare Corp. (a)	2,079,421
45,454	UnitedHealth Group, Inc.	5,063,576
36,548	Universal Health Services, Inc., Class B	4,274,289
		50,663,025

	Health Care Technology — 0.7%
58,726	Cerner Corp. (a)	4,217,114

	Hotels, Restaurants & Leisure — 2.2%
53,557	Marriott International, Inc., Class A	4,287,238
26,280	Royal Caribbean Cruises Ltd.	1,788,616
90,848	Starbucks Corp.	4,504,244
23,785	Wyndham Worldwide Corp.	2,031,239
		12,611,337

	Household Durables — 5.2%
188,809	D.R. Horton, Inc.	4,795,749
40,233	Harman International Industries, Inc.	5,245,579
116,666	Leggett & Platt, Inc.	4,954,805
103,783	Lennar Corp., Class A	4,753,261

Shares	Description	Value
	Household Durables (Continued)
28,946	Mohawk Industries, Inc. (a)	$5,022,131
55,046	Newell Rubbermaid, Inc.	2,098,904
145,130	PulteGroup, Inc.	2,801,009
		29,671,438

	Household Products — 0.2%
9,486	Clorox (The) Co.	1,006,465

	Industrial Conglomerates — 0.7%
6,353	3M Co.	993,546
18,768	Roper Technologies, Inc.	3,156,214
		4,149,760

	Insurance — 0.2%
10,895	Aon PLC	1,048,426

	Internet & Catalog Retail — 2.1%
11,553	Amazon.com, Inc. (a)	4,872,824
45,696	Expedia, Inc.	4,305,934
5,170	Netflix, Inc. (a)	2,877,105
		12,055,863

	Internet Software & Services — 1.7%
45,413	Akamai Technologies, Inc. (a)	3,350,571
9,244	Equinix, Inc.	2,365,817
26,153	Facebook, Inc., Class A (a)	2,060,072
32,110	VeriSign, Inc. (a)	2,039,306
		9,815,766

	IT Services — 4.8%
34,435	Accenture PLC, Class A	3,190,403
7,253	Alliance Data Systems Corp. (a)	2,156,390
68,961	Cognizant Technology Solutions Corp., Class A (a)	4,036,977
47,398	Fidelity National Information Services, Inc.	2,961,901
40,634	Fiserv, Inc. (a)	3,153,198
12,119	MasterCard, Inc., Class A	1,093,255
21,085	Paychex, Inc.	1,020,303
112,765	Total System Services, Inc.	4,460,983
15,999	Visa, Inc., Class A	1,056,734
206,720	Western Union (The) Co.	4,192,282
		27,322,426

	Leisure Products — 0.6%
51,020	Hasbro, Inc.	3,611,706

	Life Sciences Tools & Services — 1.1%
42,060	PerkinElmer, Inc.	2,155,996
16,011	Thermo Fisher Scientific, Inc.	2,012,262

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
17,294	Waters Corp. (a)	$2,165,036
		6,333,294

	Machinery — 1.1%
10,771	Illinois Tool Works, Inc.	1,007,950
10,431	Pall Corp.	1,015,145
29,244	Snap-on, Inc.	4,373,440
		6,396,535

	Media — 2.1%
12,287	DIRECTV (a)	1,114,492
194,482	Interpublic Group of Cos. (The), Inc.	4,053,005
27,575	Omnicom Group, Inc.	2,089,082
12,395	Time Warner, Inc.	1,046,262
30,765	Walt Disney (The) Co.	3,344,771
		11,647,612

	Multiline Retail — 2.9%
71,346	Dollar General Corp.	5,187,568
66,262	Dollar Tree, Inc. (a)	5,063,079
27,153	Family Dollar Stores, Inc.	2,121,735
53,557	Nordstrom, Inc.	4,046,767
		16,419,149

	Multi-Utilities—0.6%
73,067	NiSource, Inc.	3,172,569

	Oil, Gas & Consumable Fuels — 0.6%
51,140	Kinder Morgan, Inc.	2,196,463
20,693	Williams (The) Cos., Inc.	1,059,275
		3,255,738

	Personal Products — 0.4%
25,860	Estee Lauder (The) Cos., Inc., Class A	2,102,159

	Pharmaceuticals — 5.1%
18,076	Actavis PLC (a)	5,112,977
16,225	Bristol-Myers Squibb Co.	1,034,019
47,965	Endo International PLC (a)	4,032,178
61,214	Hospira, Inc. (a)	5,343,370
42,465	Mallinckrodt PLC (a)	4,806,189
72,477	Mylan N.V. (a)	5,237,188
69,706	Zoetis, Inc.	3,096,341
		28,662,262

	Professional Services — 1.9%
8,150	Dun & Bradstreet (The) Corp.	1,040,511
46,265	Equifax, Inc.	4,484,466

Shares	Description	Value
	Professional Services (Continued)
88,856	Robert Half International, Inc.	$4,927,065
		10,452,042

	Real Estate Investment Trusts — 5.9%
26,580	Apartment Investment & Management Co., Class A	1,002,864
18,506	AvalonBay Communities, Inc.	3,041,276
15,310	Boston Properties, Inc.	2,025,666
12,676	Crown Castle International Corp.	1,058,826
41,430	Equity Residential	3,060,020
18,706	Essex Property Trust, Inc.	4,151,797
72,798	General Growth Properties, Inc.	1,994,665
41,716	Health Care REIT, Inc.	3,004,386
28,684	Iron Mountain, Inc.	989,311
80,105	Kimco Realty Corp.	1,930,531
12,410	Macerich (The) Co.	1,014,642
10,918	Public Storage	2,051,601
10,994	Simon Property Group, Inc.	1,995,301
25,128	SL Green Realty Corp.	3,074,662
29,451	Ventas, Inc.	2,029,174
9,341	Vornado Realty Trust	966,700
		33,391,422

	Real Estate Management & Development — 0.9%
138,907	CBRE Group, Inc., Class A (a)	5,325,694

	Semiconductors & Semiconductor Equipment — 4.2%
75,197	Altera Corp.	3,134,211
51,207	Analog Devices, Inc.	3,166,641
42,344	Avago Technologies Ltd.	4,949,167
24,166	Broadcom Corp., Class A	1,068,258
14,892	Lam Research Corp.	1,125,537
154,184	NVIDIA Corp.	3,422,114
54,710	Skyworks Solutions, Inc.	5,046,998
37,606	Texas Instruments, Inc.	2,038,621
		23,951,547

	Software — 2.7%
91,436	Electronic Arts, Inc. (a)	5,311,517
22,187	Intuit, Inc.	2,226,022
56,797	Red Hat, Inc. (a)	4,274,542
48,290	salesforce.com, inc. (a)	3,516,478
		15,328,559

	Specialty Retail — 8.1%
83,594	AutoNation, Inc. (a)	5,145,211
6,298	AutoZone, Inc. (a)	4,236,413
77,920	CarMax, Inc. (a)	5,307,131

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail (Continued)
37,856	Home Depot (The), Inc.	$4,049,835
57,037	L Brands, Inc.	5,096,826
72,288	Lowe’s Cos., Inc.	4,977,752
24,866	O’Reilly Automotive, Inc. (a)	5,416,561
51,046	Ross Stores, Inc.	5,047,428
30,716	TJX (The) Cos., Inc.	1,982,410
50,582	Tractor Supply Co.	4,353,087
		45,612,654

	Technology Hardware, Storage & Peripherals — 1.0%
43,219	Apple, Inc.	5,408,858

	Textiles, Apparel & Luxury Goods — 2.5%
160,471	Hanesbrands, Inc.	4,987,439
32,167	NIKE, Inc., Class B	3,179,386
53,275	Under Armour, Inc., Class A (a)	4,131,476
28,571	VF Corp.	2,069,398
		14,367,699

	Tobacco — 0.4%
31,221	Reynolds American, Inc.	2,288,499

	Total Common Stocks — 100.0%	566,128,440
	(Cost $525,073,529)

	Money Market Funds — 0.1%
637,040	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	637,040
	(Cost $637,040)

	Total Investments — 100.1%	566,765,480
	(Cost $525,710,569) (c)
	Net Other Assets and Liabilities — (0.1)%	(386,998)
	Net Assets — 100.0%	$566,378,482

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2015.
(c)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,803,483 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,748,572.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$566,128,440	$—	$—
Money Market Funds	637,040	—	—
Total Investments	$566,765,480	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.3%
8,685	AAR Corp.	$262,634
3,090	Cubic Corp.	153,202
8,876	Engility Holdings, Inc.	247,374
2,971	Esterline Technologies Corp. (a)	330,643
1,252	General Dynamics Corp.	171,925
5,881	KLX, Inc. (a)	246,473
4,158	L-3 Communications Holdings, Inc.	477,796
1,421	Moog, Inc., Class A (a)	99,299
4,206	National Presto Industries, Inc.	263,211
7,394	Orbital ATK, Inc.	540,945
3,321	Precision Castparts Corp.	686,417
3,192	Raytheon Co.	331,968
3,185	Teledyne Technologies, Inc. (a)	334,329
7,590	Triumph Group, Inc.	449,632
1,450	United Technologies Corp.	164,938
		4,760,786

	Air Freight & Logistics — 0.5%
6,198	Atlas Air Worldwide Holdings, Inc. (a)	302,090
4,215	FedEx Corp.	714,738
1,357	Hub Group, Inc., Class A (a)	54,144
		1,070,972

	Airlines — 0.2%
19,392	Republic Airways Holdings, Inc. (a)	237,358
14,601	SkyWest, Inc.	199,304
		436,662

	Auto Components — 1.0%
5,765	BorgWarner, Inc.	341,288
21,422	Dana Holding Corp.	462,073
2,132	Delphi Automotive PLC	176,956
1,072	Dorman Products, Inc. (a)	50,202
32,190	Goodyear Tire & Rubber (The) Co.	913,069
2,524	Standard Motor Products, Inc.	95,407
5,634	Superior Industries International, Inc.	104,792
		2,143,787

	Automobiles — 0.6%
21,604	Ford Motor Co.	341,343
18,597	General Motors Co.	652,011
2,799	Harley-Davidson, Inc.	157,332
		1,150,686

	Banks — 4.5%
12,185	Associated Banc-Corp.	229,200
4,880	BancorpSouth, Inc.	118,145
1,162	Banner Corp.	52,546

Shares	Description	Value
	Banks (Continued)
8,943	BB&T Corp.	$342,427
7,371	BBCN Bancorp, Inc.	104,594
3,983	Cathay General Bancorp	113,834
2,322	Central Pacific Financial Corp.	53,174
3,299	Citigroup, Inc.	175,903
1,134	City Holding Co.	52,130
7,726	Comerica, Inc.	366,290
2,678	Commerce Bancshares, Inc.	114,377
3,014	Community Bank System, Inc.	105,339
1,640	Cullen/Frost Bankers, Inc.	119,622
4,058	F.N.B. Corp.	53,850
18,498	Fifth Third Bancorp	369,960
43,007	First BanCorp (a)	258,472
11,851	First Commonwealth Financial Corp.	106,896
2,994	First Financial Bancorp	51,676
7,930	First Horizon National Corp.	113,003
11,891	FirstMerit Corp.	230,329
18,367	Fulton Financial Corp.	223,343
11,385	Hancock Holding Co.	331,417
5,043	Hanmi Financial Corp.	107,315
31,555	Huntington Bancshares, Inc.	342,687
1,216	Independent Bank Corp.	50,732
13,061	International Bancshares Corp.	339,325
8,634	JPMorgan Chase & Co.	546,187
12,005	KeyCorp	173,472
9,903	National Penn Bancshares, Inc.	102,991
4,256	NBT Bancorp, Inc.	102,782
13,071	OFG Bancorp	184,170
7,516	Old National Bancorp	102,669
5,609	PNC Financial Services Group (The), Inc.	514,514
6,478	Prosperity Bancshares, Inc.	345,537
36,898	Regions Financial Corp.	362,707
3,758	S&T Bancorp, Inc.	101,090
3,977	Sterling Bancorp	51,621
8,486	SunTrust Banks, Inc.	352,169
3,890	Susquehanna Bancshares, Inc.	52,282
10,446	Talmer Bancorp, Inc., Class A	160,659
14,418	TCF Financial Corp.	225,786
1,096	Texas Capital Bancshares, Inc. (a)	57,715
990	Tompkins Financial Corp.	51,629
14,002	Trustmark Corp.	333,248
1,008	UMB Financial Corp.	50,188
2,825	United Community Banks, Inc.	52,573
12,005	Valley National Bancorp	113,207
3,059	Webster Financial Corp.	109,604
3,125	Wells Fargo & Co.	172,188
10,698	Wilshire Bancorp, Inc.	112,864

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
2,237	Wintrust Financial Corp.	$109,031
12,914	Zions Bancorporation	365,918
		9,433,387

	Building Products — 0.1%
3,060	Griffon Corp.	51,439
3,845	Universal Forest Products, Inc.	212,705
		264,144

	Capital Markets — 1.7%
4,224	Bank of New York Mellon (The) Corp.	178,844
11,895	Calamos Asset Management, Inc., Class A	147,141
13,589	Franklin Resources, Inc.	700,649
125,184	FXCM, Inc., Class A	251,620
2,783	Goldman Sachs Group (The), Inc.	546,637
4,283	Invesco Ltd.	177,402
1,759	Investment Technology Group, Inc. (a)	50,114
4,066	Piper Jaffray Cos. (a)	205,130
1,996	Raymond James Financial, Inc.	112,834
6,459	T. Rowe Price Group, Inc.	524,341
2,039	Virtus Investment Partners, Inc.	272,451
6,863	Waddell & Reed Financial, Inc., Class A	338,483
		3,505,646

	Chemicals — 3.2%
1,106	A. Schulman, Inc.	46,950
1,602	Airgas, Inc.	162,250
4,289	Albemarle Corp.	256,053
10,043	American Vanguard Corp.	109,569
10,073	Cabot Corp.	430,520
7,593	Calgon Carbon Corp.	168,489
3,073	CF Industries Holdings, Inc.	883,395
7,267	Dow Chemical (The) Co.	370,617
2,378	E.I. du Pont de Nemours & Co.	174,070
7,552	Eastman Chemical Co.	575,613
25,963	FutureFuel Corp.	282,218
5,615	Hawkins, Inc.	221,512
2,839	Innophos Holdings, Inc.	150,013
13,852	Intrepid Potash, Inc. (a)	173,565
5,277	Kraton Performance Polymers, Inc. (a)	118,944
9,928	LyondellBasell Industries N.V., Class A	1,027,747
18,926	Mosaic (The) Co.	832,744
7,074	Olin Corp.	208,895
623	Quaker Chemical Corp.	51,846

Shares	Description	Value
	Chemicals (Continued)
5,120	Stepan Co.	$260,762
10,607	Tredegar Corp.	217,125
3,131	Zep, Inc.	62,244
		6,785,141

	Commercial Services & Supplies — 1.2%
3,348	ABM Industries, Inc.	107,303
12,597	ADT (The) Corp.	473,647
8,164	Herman Miller, Inc.	223,775
2,272	MSA Safety, Inc.	103,921
8,597	Republic Services, Inc.	349,296
11,101	Tetra Tech, Inc.	300,948
1,813	UniFirst Corp.	205,286
5,204	United Stationers, Inc.	211,335
9,585	Viad Corp.	254,674
4,708	Waste Connections, Inc.	223,206
		2,453,391

	Communications Equipment — 0.9%
5,713	ADTRAN, Inc.	94,893
25,336	Cisco Systems, Inc.	730,437
9,210	Comtech Telecommunications Corp.	266,169
4,427	Harris Corp.	355,222
6,421	Plantronics, Inc.	342,047
8,457	Polycom, Inc. (a)	110,364
		1,899,132

	Construction & Engineering — 1.2%
3,443	EMCOR Group, Inc.	153,661
15,250	Fluor Corp.	917,135
3,225	Granite Construction, Inc.	111,940
11,582	Jacobs Engineering Group, Inc. (a)	496,404
30,095	Orion Marine Group, Inc. (a)	253,400
18,333	Quanta Services, Inc. (a)	530,007
		2,462,547

	Consumer Finance — 0.9%
6,636	Capital One Financial Corp.	536,521
4,578	Cash America International, Inc.	118,662
3,017	Discover Financial Services	174,895
3,847	Encore Capital Group, Inc. (a)	155,573
29,205	EZCORP, Inc., Class A (a)	268,686
3,439	First Cash Financial Services, Inc. (a)	166,241
13,399	Green Dot Corp., Class A (a)	215,724
3,657	World Acceptance Corp. (a)	309,455
		1,945,757

	Containers & Packaging — 0.9%
5,352	AptarGroup, Inc.	332,199

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging (Continued)
4,894	Bemis Co., Inc.	$220,230
8,657	Greif, Inc., Class A	352,859
7,289	Owens-Illinois, Inc. (a)	174,280
7,028	Rock-Tenn Co., Class A	442,623
1,949	Silgan Holdings, Inc.	104,993
7,478	Sonoco Products Co.	334,192
		1,961,376

	Diversified Consumer Services — 1.1%
8,894	American Public Education, Inc. (a)	248,054
23,958	Apollo Education Group, Inc. (a)	402,135
1,644	Capella Education Co.	88,825
16,985	DeVry Education Group, Inc.	513,626
540	Graham Holdings Co., Class B	552,382
16,309	H&R Block, Inc.	493,184
11,110	Universal Technical Institute, Inc.	93,880
		2,392,086

	Diversified Financial Services — 0.2%
2,416	Berkshire Hathaway, Inc., Class B (a)	341,164
3,337	NASDAQ OMX Group (The), Inc.	162,278
		503,442

	Diversified Telecommunication Services — 1.1%
16,019	AT&T, Inc.	554,898
3,082	Atlantic Tele-Network, Inc.	203,474
20,184	CenturyLink, Inc.	725,817
74,189	Frontier Communications Corp.	508,937
27,461	Iridium Communications, Inc. (a)	279,278
6,989	Lumos Networks Corp.	98,824
		2,371,228

	Electric Utilities — 4.7%
4,043	ALLETE, Inc.	203,363
12,398	American Electric Power Co., Inc.	705,074
4,157	Cleco Corp.	225,933
6,812	Duke Energy Corp.	528,407
11,163	Edison International	680,273
5,521	El Paso Electric Co.	205,436
9,000	Entergy Corp.	694,620
6,902	Eversource Energy	336,542
20,749	Exelon Corp.	705,881
9,945	FirstEnergy Corp.	357,125
16,990	Great Plains Energy, Inc.	444,798
7,056	Hawaiian Electric Industries, Inc.	220,853
5,407	IDACORP, Inc.	326,204
3,351	NextEra Energy, Inc.	338,216

Shares	Description	Value
	Electric Utilities (Continued)
14,340	OGE Energy Corp.	$468,631
19,494	Pepco Holdings, Inc.	506,454
8,204	Pinnacle West Capital Corp.	502,085
11,643	PNM Resources, Inc.	323,443
20,718	PPL Corp.	705,034
7,875	Southern (The) Co.	348,862
2,074	UIL Holdings Corp.	103,451
11,695	Westar Energy, Inc.	440,317
15,025	Xcel Energy, Inc.	509,498
		9,880,500

	Electrical Equipment — 0.9%
7,698	Eaton Corp. PLC	529,084
6,158	Emerson Electric Co.	362,275
4,223	Encore Wire Corp.	190,077
2,490	EnerSys	169,071
1,398	Franklin Electric Co., Inc.	50,552
2,068	Hubbell, Inc., Class B	225,060
3,158	Powell Industries, Inc.	104,814
1,466	Rockwell Automation, Inc.	173,868
		1,804,801

	Electronic Equipment, Instruments & Components — 3.7%
2,101	Anixter International, Inc. (a)	148,331
7,413	Arrow Electronics, Inc. (a)	442,630
12,733	Avnet, Inc.	542,808
11,096	Benchmark Electronics, Inc. (a)	261,089
9,857	Checkpoint Systems, Inc.	102,119
1,642	Coherent, Inc. (a)	98,520
38,435	Corning, Inc.	804,445
5,929	CTS Corp.	106,366
9,867	Daktronics, Inc.	105,873
14,041	Fabrinet (a)	254,283
5,434	FLIR Systems, Inc.	167,856
11,555	II-VI, Inc. (a)	205,563
18,045	Ingram Micro, Inc., Class A (a)	454,012
7,479	Insight Enterprises, Inc. (a)	214,049
4,847	Jabil Circuit, Inc.	109,154
6,101	Keysight Technologies, Inc. (a)	204,139
1,073	Littelfuse, Inc.	105,143
705	MTS Systems Corp.	49,759
3,537	National Instruments Corp.	101,158
8,394	Newport Corp. (a)	160,074
5,232	Plexus Corp. (a)	225,238
6,603	Rofin-Sinar Technologies, Inc. (a)	156,227
11,023	Sanmina Corp. (a)	224,098
5,248	ScanSource, Inc. (a)	209,133
2,071	SYNNEX Corp.	158,431
9,737	TE Connectivity Ltd.	647,997

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
9,808	Tech Data Corp. (a)	$552,877
4,497	Trimble Navigation Ltd. (a)	114,359
23,675	TTM Technologies, Inc. (a)	221,361
41,000	Vishay Intertechnology, Inc.	519,880
		7,666,972

	Energy Equipment & Services — 9.1%
20,157	Atwood Oceanics, Inc.	672,841
13,711	Baker Hughes, Inc.	938,655
30,781	Basic Energy Services, Inc. (a)	313,658
4,897	Bristow Group, Inc.	304,251
19,320	Cameron International Corp. (a)	1,059,122
8,740	CARBO Ceramics, Inc.	386,570
32,539	Diamond Offshore Drilling, Inc.	1,089,080
8,285	Dril-Quip, Inc. (a)	660,480
12,795	Era Group, Inc. (a)	283,793
4,766	Exterran Holdings, Inc.	176,676
18,843	FMC Technologies, Inc. (a)	830,976
16,150	Geospace Technologies Corp. (a)	348,840
17,944	Gulf Island Fabrication, Inc.	236,681
20,448	GulfMark Offshore, Inc., Class A	306,924
19,866	Halliburton Co.	972,441
37,875	Helix Energy Solutions Group, Inc. (a)	624,180
12,806	Helmerich & Payne, Inc.	998,484
14,176	Hornbeck Offshore Services, Inc. (a)	323,922
12,148	Matrix Service Co. (a)	266,892
24,906	Nabors Industries Ltd.	415,930
17,438	National Oilwell Varco, Inc.	948,802
29,269	Newpark Resources, Inc. (a)	300,300
48,836	Noble Corp. PLC	845,351
8,405	Oceaneering International, Inc.	463,199
14,247	Oil States International, Inc. (a)	678,015
30,179	Patterson-UTI Energy, Inc.	674,501
39,357	Pioneer Energy Services Corp. (a)	293,210
12,798	Rowan Cos. PLC, Class A	271,190
8,358	Schlumberger Ltd.	790,750
3,827	SEACOR Holdings, Inc. (a)	278,070
25,363	Superior Energy Services, Inc.	646,756
23,451	Tesco Corp.	301,580
23,683	Tidewater, Inc.	655,782
20,251	Unit Corp. (a)	705,545
		19,063,447

	Food & Staples Retailing — 0.5%
6,445	Andersons (The), Inc.	275,137
1,184	Casey’s General Stores, Inc.	97,301
6,759	SpartanNash Co.	203,919

Shares	Description	Value
	Food & Staples Retailing (Continued)
6,359	Wal-Mart Stores, Inc.	$496,320
		1,072,677

	Food Products — 1.3%
14,712	Archer-Daniels-Midland Co.	719,123
15,226	Darling Ingredients, Inc. (a)	207,987
4,983	Flowers Foods, Inc.	111,320
5,825	Ingredion, Inc.	462,505
1,469	J.M. Smucker (The) Co.	170,286
3,348	Sanderson Farms, Inc.	251,502
5,367	Seneca Foods Corp., Class A (a)	154,677
18,208	Tyson Foods, Inc., Class A	719,216
		2,796,616

	Gas Utilities — 1.7%
17,557	AGL Resources, Inc.	882,590
6,148	Atmos Energy Corp.	331,992
3,123	Laclede Group (The), Inc.	162,177
7,514	National Fuel Gas Co.	484,277
6,868	New Jersey Resources Corp.	209,543
3,337	Northwest Natural Gas Co.	155,838
10,486	ONE Gas, Inc.	440,098
2,890	Piedmont Natural Gas Co., Inc.	108,202
14,248	Questar Corp.	333,973
1,965	South Jersey Industries, Inc.	103,654
2,750	Southwest Gas Corp.	151,250
4,019	WGL Holdings, Inc.	221,085
		3,584,679

	Health Care Equipment & Supplies — 0.2%
587	Analogic Corp.	49,601
2,482	Baxter International, Inc.	170,613
2,795	Meridian Bioscience, Inc.	49,527
2,770	Merit Medical Systems, Inc. (a)	53,766
2,599	St. Jude Medical, Inc.	182,060
		505,567

	Health Care Providers & Services — 0.9%
2,289	Air Methods Corp. (a)	104,607
1,101	Anthem, Inc.	166,174
6,503	Community Health Systems, Inc. (a)	349,081
1,550	CorVel Corp. (a)	55,397
11,752	Hanger, Inc. (a)	262,540
1,143	IPC Healthcare, Inc. (a)	55,915
4,483	Kindred Healthcare, Inc.	102,885
1,348	Laboratory Corp. of America Holdings (a)	161,167

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
1,615	LHC Group, Inc. (a)	$51,777
2,259	Magellan Health, Inc. (a)	142,995
4,537	Quest Diagnostics, Inc.	324,032
		1,776,570

	Health Care Technology — 0.0%
983	Computer Programs & Systems, Inc.	51,440

	Hotels, Restaurants & Leisure — 1.1%
386	Biglari Holdings, Inc. (a)	141,087
1,153	Bob Evans Farms, Inc.	49,602
7,289	Carnival Corp.	320,497
4,594	Cheesecake Factory (The), Inc.	230,297
13,900	International Speedway Corp., Class A	505,404
10,019	Marcus (The) Corp.	194,068
1,745	McDonald’s Corp.	168,480
11,145	Monarch Casino & Resort, Inc. (a)	203,954
1,417	Panera Bread Co., Class A (a)	258,574
613	Red Robin Gourmet Burgers, Inc. (a)	46,030
26,620	Ruby Tuesday, Inc. (a)	193,794
		2,311,787

	Household Durables — 0.6%
5,788	Ethan Allen Interiors, Inc.	140,185
1,634	iRobot Corp. (a)	52,974
36,275	KB Home	525,625
1,897	La-Z-Boy, Inc.	49,720
3,976	M.D.C. Holdings, Inc.	106,716
11,185	M/I Homes, Inc. (a)	252,334
1,642	Tupperware Brands Corp.	109,784
		1,237,338

	Household Products — 0.2%
15,065	Central Garden & Pet Co., Class A (a)	147,637
2,074	Procter & Gamble (The) Co.	164,904
		312,541

	Independent Power and Renewable Electricity Producers — 0.6%
40,703	AES (The) Corp.	539,315
27,684	NRG Energy, Inc.	698,744
		1,238,059

	Industrial Conglomerates — 0.3%
2,002	Danaher Corp.	163,924
14,054	General Electric Co.	380,582
		544,506

Shares	Description	Value
	Insurance — 6.6%
3,128	ACE Ltd.	$334,665
8,171	Aflac, Inc.	515,100
931	Alleghany Corp. (a)	440,847
7,349	Allstate (The) Corp.	511,931
5,300	American Financial Group, Inc.	334,960
12,728	American International Group, Inc.	716,459
2,424	Arthur J. Gallagher & Co.	115,940
11,997	Aspen Insurance Holdings Ltd.	560,620
11,356	Assurant, Inc.	697,940
6,845	Brown & Brown, Inc.	218,698
6,898	Chubb (The) Corp.	678,418
3,190	Cincinnati Financial Corp.	161,542
7,903	Employers Holdings, Inc.	192,912
3,256	Everest Re Group, Ltd.	582,531
9,528	First American Financial Corp.	331,479
4,684	Hanover Insurance Group (The), Inc.	321,182
8,338	Hartford Financial Services Group (The), Inc.	339,940
7,999	HCC Insurance Holdings, Inc.	455,623
3,119	Horace Mann Educators Corp.	105,952
1,950	Infinity Property & Casualty Corp.	144,593
5,817	Kemper Corp.	219,126
6,068	Lincoln National Corp.	342,781
4,163	Loews Corp.	173,347
18,822	Meadowbrook Insurance Group, Inc.	160,740
3,925	Mercury General Corp.	215,640
10,347	MetLife, Inc.	530,698
6,937	Montpelier Re Holdings Ltd.	264,369
2,740	Navigators Group (The), Inc. (a)	213,857
30,341	Old Republic International Corp.	463,914
3,309	Principal Financial Group, Inc.	169,156
5,808	ProAssurance Corp.	261,070
12,819	Progressive (The) Corp.	341,755
4,864	Reinsurance Group of America, Inc.	445,640
3,570	Safety Insurance Group, Inc.	207,596
7,343	Selective Insurance Group, Inc.	197,820
4,956	StanCorp Financial Group, Inc.	357,228
1,312	Stewart Information Services Corp.	47,888
3,095	Torchmark Corp.	173,660
6,449	Travelers (The) Cos., Inc.	652,058
5,036	United Fire Group, Inc.	150,425
8,974	W. R. Berkley Corp.	439,636
		13,789,736

	Internet & Catalog Retail — 0.0%
1,781	FTD Cos., Inc. (a)	50,830
3,228	PetMed Express, Inc.	51,099
		101,929

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Internet Software & Services — 0.2%
11,444	AOL, Inc. (a)	$456,616

	IT Services — 2.3%
2,372	CACI International, Inc., Class A (a)	209,305
2,604	Computer Sciences Corp.	167,828
19,820	Convergys Corp.	449,518
1,755	CSG Systems International, Inc.	51,106
5,118	DST Systems, Inc.	588,979
3,259	International Business Machines Corp.	558,234
4,714	ManTech International Corp., Class A	137,790
23,014	NeuStar, Inc., Class A (a)	690,420
2,207	Science Applications International Corp.	110,571
10,730	Sykes Enterprises, Inc. (a)	268,572
8,382	TeleTech Holdings, Inc.	217,429
11,849	Teradata Corp. (a)	521,237
67,838	Xerox Corp.	780,137
		4,751,126

	Leisure Products — 0.6%
4,405	Arctic Cat, Inc.	156,333
30,520	Mattel, Inc.	859,443
2,149	Sturm, Ruger & Co., Inc.	117,787
2,646	Vista Outdoor, Inc. (a)	115,789
		1,249,352

	Life Sciences Tools & Services — 0.2%
838	Bio-Rad Laboratories, Inc.,Class A (a)	112,669
13,332	Luminex Corp. (a)	206,913
		319,582

	Machinery — 5.3%
11,232	Actuant Corp., Class A	267,546
11,894	AGCO Corp.	612,660
1,342	Albany International Corp., Class A	52,606
2,487	Astec Industries, Inc.	104,653
5,268	Barnes Group, Inc.	211,247
7,789	Briggs & Stratton Corp.	152,275
6,535	Caterpillar, Inc.	567,761
2,925	CIRCOR International, Inc.	159,822
3,431	CLARCOR, Inc.	223,015
1,816	Crane Co.	110,976
5,030	Cummins, Inc.	695,448
3,976	Deere & Co.	359,908
3,005	Donaldson Co., Inc.	112,297
10,089	Dover Corp.	763,939
2,736	ESCO Technologies, Inc.	100,411

Shares	Description	Value
	Machinery (Continued)
10,132	Federal Signal Corp.	$159,275
9,259	Flowserve Corp.	541,929
1,570	Graco, Inc.	112,443
1,494	IDEX Corp.	112,065
22,249	Joy Global, Inc.	948,697
3,466	Lincoln Electric Holdings, Inc.	231,737
1,399	Lindsay Corp.	110,787
9,291	Oshkosh Corp.	500,228
8,284	PACCAR, Inc.	541,359
4,403	Parker-Hannifin Corp.	525,542
6,674	SPX Corp.	513,898
3,657	Stanley Black & Decker, Inc.	360,946
816	Tennant Co.	52,461
21,309	Terex Corp.	585,145
5,378	Timken (The) Co.	211,302
2,767	Valmont Industries, Inc.	348,697
6,665	Woodward, Inc.	313,588
9,957	Xylem, Inc.	368,608
		11,033,271

	Marine — 0.3%
7,550	Kirby Corp. (a)	592,901

	Media — 2.0%
9,262	Comcast Corp., Class A	534,973
23,509	Gannett Co., Inc.	806,829
20,511	Harte-Hanks, Inc.	139,270
3,707	John Wiley & Sons, Inc., Class A	210,854
4,064	Meredith Corp.	211,490
32,669	News Corp., Class A (a)	515,517
3,908	Scholastic Corp.	158,821
20,200	Time, Inc.	461,166
25,760	Twenty-First Century Fox, Inc., Class A	877,901
2,489	Viacom, Inc., Class B	172,861
		4,089,682

	Metals & Mining — 3.4%
26,988	Alcoa, Inc.	362,179
11,659	Carpenter Technology Corp.	504,252
27,998	Commercial Metals Co.	464,767
3,647	Compass Minerals International, Inc.	322,140
27,600	Freeport-McMoRan, Inc.	642,252
1,195	Haynes International, Inc.	53,142
2,081	Kaiser Aluminum Corp.	167,250
5,551	Materion Corp.	221,984
40,153	Newmont Mining Corp.	1,063,653
11,004	Nucor Corp.	537,655
9,277	Reliance Steel & Aluminum Co.	600,407
2,970	RTI International Metals, Inc. (a)	111,820

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining (Continued)
11,276	Steel Dynamics, Inc.	$249,538
16,510	Stillwater Mining Co. (a)	221,729
21,406	TimkenSteel Corp.	624,841
18,578	United States Steel Corp.	446,244
21,293	Worthington Industries, Inc.	575,550
		7,169,403

	Multiline Retail — 0.6%
8,912	Kohl’s Corp.	638,545
5,372	Macy’s, Inc.	347,192
2,071	Target Corp.	163,257
		1,148,994

	Multi-Utilities—4.0%
5,396	Alliant Energy Corp.	326,296
16,525	Ameren Corp.	676,534
6,241	Avista Corp.	203,581
8,987	Black Hills Corp.	442,969
34,168	CenterPoint Energy, Inc.	716,503
9,988	CMS Energy Corp.	338,893
11,432	Consolidated Edison, Inc.	703,640
8,643	DTE Energy Co.	688,242
26,552	MDU Resources Group, Inc.	591,844
2,974	NorthWestern Corp.	154,916
13,141	PG&E Corp.	695,422
16,636	Public Service Enterprise Group, Inc.	691,060
12,682	SCANA Corp.	671,892
1,559	Sempra Energy	165,519
26,960	TECO Energy, Inc.	510,892
7,702	Vectren Corp.	332,495
7,044	Wisconsin Energy Corp.	346,001
		8,256,699

	Oil, Gas & Consumable Fuels — 12.2%
40,462	Approach Resources, Inc. (a)	354,852
32,126	Bill Barrett Corp. (a)	372,662
6,488	Bonanza Creek Energy, Inc. (a)	178,809
44,674	California Resources Corp.	415,468
61,562	Chesapeake Energy Corp.	970,833
8,304	Chevron Corp.	922,242
7,574	Cimarex Energy Co.	942,206
45,815	Cloud Peak Energy, Inc. (a)	297,339
59,752	Comstock Resources, Inc.	320,868
14,001	ConocoPhillips	950,948
18,753	CONSOL Energy, Inc.	609,097
12,120	Contango Oil & Gas Co. (a)	303,848
77,725	Denbury Resources, Inc.	684,757
14,454	Devon Energy Corp.	985,907
5,151	Energen Corp.	366,597

Shares	Description	Value
	Oil, Gas & Consumable Fuels (Continued)
2,051	EQT Corp.	$184,467
10,255	Exxon Mobil Corp.	895,979
9,339	Green Plains, Inc.	290,816
12,342	Gulfport Energy Corp. (a)	604,017
12,844	Hess Corp.	987,704
8,442	HollyFrontier Corp.	327,381
33,386	Marathon Oil Corp.	1,038,305
8,514	Marathon Petroleum Corp.	839,225
18,706	Murphy Oil Corp.	890,593
24,842	Newfield Exploration Co. (a)	974,800
17,826	Noble Energy, Inc.	904,135
34,584	Northern Oil and Gas, Inc. (a)	305,723
4,934	PDC Energy, Inc. (a)	279,955
32,919	Penn Virginia Corp. (a)	219,899
11,091	Phillips 66	879,627
4,265	Pioneer Natural Resources Co.	736,907
33,447	QEP Resources, Inc.	752,557
57,342	Rex Energy Corp. (a)	286,710
33,291	Rosetta Resources, Inc. (a)	760,034
10,964	SM Energy Co.	635,583
37,590	Southwestern Energy Co. (a)	1,053,648
14,531	Stone Energy Corp. (a)	248,044
7,639	Tesoro Corp.	655,655
13,702	Valero Energy Corp.	779,644
9,178	Western Refining, Inc.	404,291
3,943	World Fuel Services Corp.	218,837
51,840	WPX Energy, Inc. (a)	712,800
		25,543,769

	Paper & Forest Products — 0.4%
12,259	Domtar Corp.	529,834
7,748	P.H. Glatfelter Co.	192,150
3,469	Schweitzer-Mauduit International, Inc.	153,365
		875,349

	Personal Products — 0.1%
3,559	Medifast, Inc. (a)	106,770

	Pharmaceuticals — 0.6%
3,466	Johnson & Johnson	343,827
15,166	Merck & Co., Inc.	903,287
		1,247,114

	Professional Services — 0.6%
3,796	CDI Corp.	51,777
6,050	FTI Consulting, Inc. (a)	248,715
9,173	Kelly Services, Inc., Class A	150,621
3,946	ManpowerGroup, Inc.	336,712

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Professional Services (Continued)
3,047	Resources Connection, Inc.	$48,021
857	Towers Watson & Co., Class A	108,758
8,760	TrueBlue, Inc. (a)	252,113
		1,196,717

	Real Estate Investment Trusts — 0.7%
18,124	Capstead Mortgage Corp.	211,145
5,630	Corrections Corp. of America	207,128
888	EPR Properties	51,211
2,930	Getty Realty Corp.	50,894
2,334	Government Properties Income Trust	48,640
2,830	Potlatch Corp.	104,455
642	PS Business Parks, Inc.	49,017
5,877	Taubman Centers, Inc.	423,203
2,313	Urstadt Biddle Properties, Inc., Class A	47,995
5,128	Weyerhaeuser Co.	161,583
6,814	WP GLIMCHER, Inc.	102,210
		1,457,481

	Real Estate Management & Development — 0.1%
13,527	Forestar Group, Inc. (a)	199,659

	Road & Rail — 1.2%
5,877	Celadon Group, Inc.	151,862
10,272	Con-way, Inc.	422,179
3,525	Genesee & Wyoming, Inc., Class A (a)	327,649
1,665	Kansas City Southern	170,646
5,082	Norfolk Southern Corp.	512,520
6,331	Roadrunner Transportation Systems, Inc. (a)	154,919
3,675	Ryder System, Inc.	350,448
14,431	Werner Enterprises, Inc.	387,761
		2,477,984

	Semiconductors & Semiconductor Equipment — 1.2%
4,157	Advanced Energy Industries, Inc. (a)	101,680
7,535	Applied Materials, Inc.	149,118
2,134	Cabot Microelectronics Corp. (a)	100,938
4,875	Cohu, Inc.	51,041
3,193	Cree, Inc. (a)	101,154
7,469	Diodes, Inc. (a)	199,572
14,580	First Solar, Inc. (a)	869,989
7,914	Intersil Corp., Class A	105,652
13,648	Kulicke & Soffa Industries, Inc. (a)	206,221
7,886	MKS Instruments, Inc.	274,512
1,024	Power Integrations, Inc.	50,678

Shares	Description	Value
	Semiconductors & Semiconductor Equipment (Continued)
8,243	Xilinx, Inc.	$357,416
		2,567,971

	Software — 0.9%
16,039	CA, Inc.	509,559
14,148	Mentor Graphics Corp.	338,562
8,081	Oracle Corp.	352,493
1,963	Progress Software Corp. (a)	51,823
22,385	Symantec Corp.	557,946
		1,810,383

	Specialty Retail — 4.8%
20,015	Aaron’s, Inc.	680,510
25,708	Abercrombie & Fitch Co., Class A	577,916
13,270	American Eagle Outfitters, Inc.	211,126
5,524	ANN, INC. (a)	209,139
39,050	Ascena Retail Group, Inc. (a)	585,359
6,736	Barnes & Noble, Inc. (a)	147,518
6,812	Bed Bath & Beyond, Inc. (a)	479,974
18,454	Best Buy Co., Inc.	639,431
16,075	Big 5 Sporting Goods Corp.	219,263
2,088	Buckle (The), Inc.	93,542
4,049	Cabela’s, Inc. (a)	213,544
2,693	Cato (The) Corp., Class A	105,943
6,406	Chico’s FAS, Inc.	108,005
2,492	Children’s Place (The), Inc.	151,165
47,957	Christopher & Banks Corp. (a)	284,865
7,757	CST Brands, Inc.	323,544
3,977	Dick’s Sporting Goods, Inc.	215,792
10,874	Finish Line (The), Inc., Class A	266,739
22,964	GameStop Corp., Class A	885,033
16,094	Gap (The), Inc.	637,966
2,995	Genesco, Inc. (a)	202,432
30,480	Guess?, Inc.	558,089
2,174	Hibbett Sports, Inc. (a)	101,743
4,491	Kirkland’s, Inc. (a)	106,616
6,930	Lumber Liquidators Holdings, Inc. (a)	190,506
6,264	Murphy USA, Inc. (a)	409,227
22,174	Pep Boys-Manny, Moe & Jack (The) (a)	203,114
12,390	Rent-A-Center, Inc.	366,744
6,425	Sonic Automotive, Inc., Class A	150,024
6,980	Stage Stores, Inc.	134,784
12,850	Stein Mart, Inc.	152,015
1,931	Tiffany & Co.	168,924
3,724	Urban Outfitters, Inc. (a)	149,109
3,884	Vitamin Shoppe, Inc. (a)	162,662
		10,092,363

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 1.2%
3,196	Diebold, Inc.	$111,125
27,284	EMC Corp.	734,212
27,975	Hewlett-Packard Co.	922,336
8,029	Lexmark International, Inc., Class A	356,407
3,840	NCR Corp. (a)	105,370
9,833	NetApp, Inc.	356,446
		2,585,896

	Textiles, Apparel & Luxury Goods — 1.3%
8,416	Coach, Inc.	321,575
10,573	Fossil Group, Inc. (a)	887,921
9,349	Movado Group, Inc.	273,739
1,595	PVH Corp.	164,843
6,629	Ralph Lauren Corp.	884,375
2,955	Unifi, Inc. (a)	104,282
		2,636,735

	Thrifts & Mortgage Finance — 0.5%
12,354	Astoria Financial Corp.	162,702
10,613	Brookline Bancorp, Inc.	114,302
6,625	Dime Community Bancshares, Inc.	105,470
6,774	New York Community Bancorp, Inc.	116,445
4,500	Northwest Bancshares, Inc.	55,395
7,330	Oritani Financial Corp.	109,217
5,719	Provident Financial Services, Inc.	102,942
7,751	TrustCo Bank Corp. NY	51,699
10,394	Washington Federal, Inc.	224,511
		1,042,683

	Tobacco — 0.1%
5,654	Universal Corp.	265,908

	Trading Companies & Distributors — 0.7%
3,529	Applied Industrial Technologies, Inc.	147,406
7,818	GATX Corp.	425,299
3,771	Kaman Corp.	157,289
3,139	MSC Industrial Direct Co., Inc., Class A	223,057
15,710	NOW, Inc. (a)	375,469
721	W.W. Grainger, Inc.	179,118
		1,507,638

	Water Utilities — 0.1%
4,301	Aqua America, Inc.	115,353

	Wireless Telecommunication Services — 0.4%
13,909	Spok Holdings, Inc.	261,837

Shares	Description	Value
	Wireless Telecommunication Services (Continued)
18,204	Telephone & Data Systems, Inc.	$486,229
		748,066

	Total Common Stocks — 100.0%	208,824,800
	(Cost $200,804,090)

	Money Market Funds — 0.1%
184,239	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	184,239
	(Cost $184,239)

	Total Investments — 100.1%	209,009,039
	(Cost $200,988,329) (c)
	Net Other Assets and Liabilities — (0.1)%	(183,509)
	Net Assets — 100.0%	$208,825,530

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,661,891 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,641,181.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$208,824,800	$—	$—
Money Market Funds	184,239	—	—
Total Investments	$209,009,039	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.5%
5,645	Aerojet Rocketdyne Holdings, Inc. (a)	$110,981
1,890	Boeing (The) Co.	270,913
708	Curtiss-Wright Corp.	51,726
661	Honeywell International, Inc.	66,708
2,277	Huntington Ingalls Industries, Inc.	299,630
699	Lockheed Martin Corp.	130,433
1,322	Northrop Grumman Corp.	203,641
2,938	Rockwell Collins, Inc.	285,956
2,172	TASER International, Inc. (a)	65,573
7,998	Textron, Inc.	351,752
		1,837,313

	Air Freight & Logistics — 0.7%
2,905	C.H. Robinson Worldwide, Inc.	187,053
5,887	Expeditors International of Washington, Inc.	269,801
1,447	Forward Air Corp.	72,886
		529,740

	Airlines — 2.1%
4,822	Alaska Air Group, Inc.	308,897
681	Allegiant Travel Co.	104,711
6,718	American Airlines Group, Inc.	324,379
4,732	Delta Air Lines, Inc.	211,236
16,577	JetBlue Airways Corp. (a)	340,326
6,403	Southwest Airlines Co.	259,706
		1,549,255

	Auto Components — 0.3%
2,127	Drew Industries, Inc.	120,537
6,975	Gentex Corp.	121,016
		241,553

	Automobiles — 0.3%
4,039	Thor Industries, Inc.	243,027

	Banks — 0.6%
709	Bank of the Ozarks, Inc.	27,481
1,310	Cardinal Financial Corp.	27,025
904	Columbia Banking System, Inc.	26,849
1,577	East West Bancorp, Inc.	64,011
773	Home BancShares, Inc.	25,416
1,361	PacWest Bancorp	61,381
1,178	Pinnacle Financial Partners, Inc.	56,132
744	PrivateBancorp, Inc.	27,580
1,727	Simmons First National Corp., Class A	75,556
1,393	United Bankshares, Inc.	52,349
		443,780

Shares	Description	Value
	Beverages — 1.2%
3,051	Constellation Brands, Inc., Class A (a)	$353,733
2,711	Dr Pepper Snapple Group, Inc.	202,186
2,562	Monster Beverage Corp. (a)	351,276
		907,195

	Biotechnology — 2.3%
432	Amgen, Inc.	68,217
840	Biogen, Inc. (a)	314,101
1,845	Celgene Corp. (a)	199,371
3,642	Emergent Biosolutions, Inc. (a)	108,131
1,445	Gilead Sciences, Inc. (a)	145,237
1,358	Ligand Pharmaceuticals, Inc. (a)	105,435
6,890	Momenta Pharmaceuticals, Inc. (a)	120,230
628	Regeneron Pharmaceuticals, Inc. (a)	287,285
1,725	Repligen Corp. (a)	50,905
1,851	United Therapeutics Corp. (a)	295,586
		1,694,498

	Building Products — 2.0%
4,860	A.O. Smith Corp.	310,554
3,202	AAON, Inc.	76,752
3,478	Allegion PLC	212,680
2,392	American Woodmark Corp. (a)	121,275
1,818	Apogee Enterprises, Inc.	95,663
1,344	Fortune Brands Home & Security, Inc.	59,942
2,286	Lennox International, Inc.	242,225
7,968	Masco Corp.	211,072
7,029	PGT, Inc. (a)	79,568
1,401	Simpson Manufacturing Co., Inc.	45,925
		1,455,656

	Capital Markets — 1.3%
321	Affiliated Managers Group, Inc. (a)	72,588
527	Ameriprise Financial, Inc.	66,023
189	BlackRock, Inc.	68,785
7,450	E*TRADE Financial Corp. (a)	214,485
626	Financial Engines, Inc.	26,398
1,395	HFF, Inc., Class A	54,670
11,138	Janus Capital Group, Inc.	199,370
1,250	Legg Mason, Inc.	65,812
4,342	SEI Investments Co.	198,256
		966,387

	Chemicals — 2.3%
937	Air Products & Chemicals, Inc.	134,394
1,003	Ashland, Inc.	126,739
1,181	Cytec Industries, Inc.	65,297
603	Ecolab, Inc.	67,524

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals (Continued)
1,812	International Flavors & Fragrances, Inc.	$207,927
3,492	Minerals Technologies, Inc.	236,513
401	NewMarket Corp.	179,207
629	PPG Industries, Inc.	139,361
950	Scotts Miracle-Gro (The) Co., Class A	61,285
1,853	Sensient Technologies Corp.	121,112
1,246	Sherwin-Williams (The) Co.	346,388
		1,685,747

	Commercial Services & Supplies — 1.9%
1,737	Cintas Corp.	138,873
3,685	Deluxe Corp.	238,604
722	G&K Services, Inc., Class A	50,973
1,630	Healthcare Services Group, Inc.	49,340
5,784	HNI Corp.	269,766
2,033	Matthews International Corp., Class A	98,662
614	Mobile Mini, Inc.	23,664
5,161	Rollins, Inc.	127,993
1,515	Stericycle, Inc. (a)	202,146
2,096	US Ecology, Inc.	98,323
2,615	Waste Management, Inc.	129,521
		1,427,865

	Communications Equipment — 0.4%
2,209	ARRIS Group, Inc. (a)	74,388
3,773	InterDigital, Inc.	206,458
2,158	Ixia (a)	25,853
		306,699

	Construction & Engineering — 0.2%
2,680	Dycom Industries, Inc. (a)	123,226

	Construction Materials — 0.9%
7,138	Headwaters, Inc. (a)	125,486
1,522	Martin Marietta Materials, Inc.	217,113
3,365	Vulcan Materials Co.	287,775
		630,374

	Containers & Packaging — 0.9%
3,012	Ball Corp.	221,111
2,449	Packaging Corp. of America	169,446
6,226	Sealed Air Corp.	283,906
		674,463

	Distributors — 0.2%
740	Genuine Parts Co.	66,489
1,126	Pool Corp.	73,066
		139,555

Shares	Description	Value
	Diversified Consumer Services — 0.5%
12,250	Service Corp. International	$339,080

	Diversified Financial Services — 1.3%
912	Intercontinental Exchange, Inc.	204,771
948	MarketAxess Holdings, Inc.	81,386
2,057	McGraw Hill Financial, Inc.	214,545
2,049	Moody’s Corp.	220,309
4,164	MSCI, Inc.	254,795
		975,806

	Diversified Telecommunication Services — 0.6%
7,417	Cincinnati Bell, Inc. (a)	25,440
8,307	General Communication, Inc., Class A (a)	131,749
5,268	Level 3 Communications, Inc. (a)	294,692
		451,881

	Electrical Equipment — 0.6%
1,898	Acuity Brands, Inc.	316,871
562	AZZ, Inc.	26,071
8,613	Vicor Corp. (a)	131,349
		474,291

	Electronic Equipment, Instruments & Components — 2.4%
4,813	Amphenol Corp., Class A	266,496
437	Badger Meter, Inc.	27,190
3,411	Belden, Inc.	286,354
5,148	Cognex Corp. (a)	231,094
3,074	DTS, Inc. (a)	110,203
843	FARO Technologies, Inc. (a)	33,577
2,754	IPG Photonics Corp. (a)	243,949
2,783	Methode Electronics, Inc.	118,166
705	OSI Systems, Inc. (a)	47,383
955	Rogers Corp. (a)	69,438
3,518	Zebra Technologies Corp., Class A (a)	323,937
		1,757,787

	Energy Equipment & Services — 0.0%
735	U.S. Silica Holdings, Inc.	27,452

	Food & Staples Retailing — 1.2%
3,435	CVS Health Corp.	341,061
4,625	Kroger (The) Co.	318,709
27,438	SUPERVALU, Inc. (a)	241,180
		900,950

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food Products — 2.7%
2,037	Calavo Growers, Inc.	$103,174
670	Cal-Maine Foods, Inc.	29,956
1,482	Campbell Soup Co.	66,260
1,889	ConAgra Foods, Inc.	68,287
1,608	Diamond Foods, Inc. (a)	45,088
1,219	General Mills, Inc.	67,460
4,982	Hain Celestial Group (The), Inc. (a)	300,116
3,742	Hormel Foods Corp.	203,378
3,256	Kraft Foods Group, Inc.	275,946
895	McCormick & Co., Inc.	67,394
6,813	Post Holdings, Inc. (a)	319,802
1,638	Snyder’s-Lance, Inc.	48,370
1,501	TreeHouse Foods, Inc. (a)	121,971
7,197	WhiteWave Foods (The) Co. (a)	316,452
		2,033,654

	Health Care Equipment & Supplies — 4.7%
1,225	Abaxis, Inc.	78,400
1,489	Abbott Laboratories	69,119
1,829	ABIOMED, Inc. (a)	115,629
636	Anika Therapeutics, Inc. (a)	21,700
988	Becton, Dickinson and Co.	139,180
15,980	Boston Scientific Corp. (a)	284,764
412	C. R. Bard, Inc.	68,631
2,205	Cantel Medical Corp.	98,762
1,037	CONMED Corp.	52,088
1,022	Cooper (The) Cos., Inc.	181,988
403	Cyberonics, Inc. (a)	24,547
3,415	Cynosure, Inc., Class A (a)	114,129
1,991	Edwards Lifesciences Corp. (a)	252,160
1,358	Greatbatch, Inc. (a)	73,223
1,166	Haemonetics Corp. (a)	47,258
2,605	Hill-Rom Holdings, Inc.	130,094
7,730	Hologic, Inc. (a)	260,810
562	ICU Medical, Inc. (a)	47,416
826	IDEXX Laboratories, Inc. (a)	103,556
1,699	Integra LifeSciences Holdings Corp. (a)	99,867
3,176	Masimo Corp. (a)	107,222
1,818	Medtronic PLC	135,350
1,327	Natus Medical, Inc. (a)	50,041
1,139	NuVasive, Inc. (a)	50,947
3,556	ResMed, Inc.	227,371
3,633	STERIS Corp.	241,594
748	Stryker Corp.	68,996
2,012	SurModics, Inc. (a)	50,743
528	Teleflex, Inc.	64,923
733	Varian Medical Systems, Inc. (a)	65,127
1,727	Vascular Solutions, Inc. (a)	55,368

Shares	Description	Value
	Health Care Equipment & Supplies (Continued)
1,305	West Pharmaceutical Services, Inc.	$69,530
587	Zimmer Holdings, Inc.	64,476
		3,515,009

	Health Care Providers & Services — 7.7%
1,190	Aceto Corp.	23,062
3,328	Aetna, Inc.	355,663
1,955	Amedisys, Inc. (a)	54,368
3,119	AmerisourceBergen Corp.	356,502
5,675	AMN Healthcare Services, Inc. (a)	129,447
2,128	AmSurg Corp. (a)	133,468
3,715	Bio-Reference Laboratories, Inc. (a)	123,041
4,514	Centene Corp. (a)	279,823
658	Chemed Corp.	75,834
2,739	Cigna Corp.	341,389
11,038	Cross Country Healthcare, Inc. (a)	122,522
2,617	DaVita HealthCare Partners, Inc. (a)	212,239
2,235	Ensign Group (The), Inc.	94,116
1,887	ExamWorks Group, Inc. (a)	77,273
1,634	Express Scripts Holding Co. (a)	141,178
3,770	HCA Holdings, Inc. (a)	279,018
2,032	Henry Schein, Inc. (a)	278,587
3,476	LifePoint Health, Inc. (a)	260,283
1,567	McKesson Corp.	350,068
2,640	MEDNAX, Inc. (a)	186,859
1,946	Molina Healthcare, Inc. (a)	115,262
3,313	Omnicare, Inc.	291,478
5,814	Patterson Cos., Inc.	272,996
2,464	Providence Service (The) Corp. (a)	104,769
5,297	Select Medical Holdings Corp.	77,071
2,865	Tenet Healthcare Corp. (a)	137,119
2,997	UnitedHealth Group, Inc.	333,866
2,410	Universal Health Services, Inc., Class B	281,849
4,657	VCA, Inc. (a)	237,367
		5,726,517

	Health Care Technology — 0.5%
3,872	Cerner Corp. (a)	278,048
2,238	Omnicell, Inc. (a)	79,516
1,638	Quality Systems, Inc.	25,545
		383,109

	Hotels, Restaurants & Leisure — 3.8%
2,076	BJ’s Restaurants, Inc. (a)	97,157
2,073	Brinker International, Inc.	114,782
1,056	Buffalo Wild Wings, Inc. (a)	168,221

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
688	Cracker Barrel Old Country Store, Inc.	$91,146
489	DineEquity, Inc.	47,154
1,904	Domino’s Pizza, Inc.	205,346
3,996	Interval Leisure Group, Inc.	99,061
819	Jack in the Box, Inc.	71,065
4,497	Life Time Fitness, Inc. (a)	321,535
3,531	Marriott International, Inc., Class A	282,657
969	Marriott Vacations Worldwide Corp.	79,661
1,694	Papa John’s International, Inc.	103,961
3,627	Pinnacle Entertainment, Inc. (a)	133,329
1,751	Popeyes Louisiana Kitchen, Inc. (a)	97,496
1,733	Royal Caribbean Cruises Ltd.	117,948
6,595	Ruth’s Hospitality Group, Inc.	95,957
2,478	Sonic Corp.	70,995
5,990	Starbucks Corp.	296,984
2,875	Texas Roadhouse, Inc.	96,600
11,710	Wendy’s (The) Co.	118,505
1,568	Wyndham Worldwide Corp.	133,907
		2,843,467

	Household Durables — 4.3%
12,449	D.R. Horton, Inc.	316,205
2,653	Harman International Industries, Inc.	345,898
1,285	Helen of Troy Ltd. (a)	112,579
6,032	Jarden Corp. (a)	308,718
7,693	Leggett & Platt, Inc.	326,722
6,843	Lennar Corp., Class A	313,409
2,691	Meritage Homes Corp. (a)	115,094
1,909	Mohawk Industries, Inc. (a)	331,211
3,630	Newell Rubbermaid, Inc.	138,412
96	NVR, Inc. (a)	127,343
9,570	PulteGroup, Inc.	184,701
2,686	Ryland Group (The), Inc.	110,717
11,637	Standard Pacific Corp. (a)	94,260
2,211	Tempur Sealy International, Inc. (a)	134,672
6,489	Toll Brothers, Inc. (a)	230,619
464	Universal Electronics, Inc. (a)	25,028
		3,215,588

	Household Products — 0.3%
747	Church & Dwight Co., Inc.	60,634
625	Clorox (The) Co.	66,313
462	Energizer Holdings, Inc.	63,118
296	WD-40 Co.	23,964
		214,029

	Industrial Conglomerates — 0.5%
418	3M Co.	65,371
689	Carlisle Cos., Inc.	66,489

Shares	Description	Value
	Industrial Conglomerates (Continued)
1,237	Roper Technologies, Inc.	$208,026
		339,886

	Insurance — 0.7%
899	American Equity Investment Life Holding Co.	24,228
1,132	AMERISAFE, Inc.	51,155
718	Aon PLC	69,093
1,712	HCI Group, Inc.	74,609
999	RLI Corp.	49,611
5,818	United Insurance Holdings Corp.	96,753
5,116	Universal Insurance Holdings, Inc.	122,886
		488,335

	Internet & Catalog Retail — 1.2%
762	Amazon.com, Inc. (a)	321,396
3,013	Expedia, Inc.	283,915
340	Netflix, Inc. (a)	189,210
5,242	Nutrisystem, Inc.	99,860
		894,381

	Internet Software & Services — 1.9%
2,994	Akamai Technologies, Inc. (a)	220,897
2,046	comScore, Inc. (a)	107,129
2,935	DHI Group, Inc. (a)	22,306
609	Equinix, Inc.	155,861
1,725	Facebook, Inc., Class A (a)	135,878
1,196	j2 Global, Inc.	82,967
1,403	LogMeIn, Inc. (a)	90,045
4,948	Rackspace Hosting, Inc. (a)	266,697
1,946	Stamps.com, Inc. (a)	120,438
2,118	VeriSign, Inc. (a)	134,514
4,445	XO Group, Inc. (a)	72,276
		1,409,008

	IT Services — 4.6%
2,271	Accenture PLC, Class A	210,408
479	Alliance Data Systems Corp. (a)	142,411
4,641	Broadridge Financial Solutions, Inc.	250,243
696	Cardtronics, Inc. (a)	26,260
4,546	Cognizant Technology Solutions Corp., Class A (a)	266,123
3,619	CoreLogic, Inc. (a)	141,539
2,815	ExlService Holdings, Inc. (a)	96,920
3,126	Fidelity National Information Services, Inc.	195,344
2,679	Fiserv, Inc. (a)	207,890
761	Gartner, Inc. (a)	63,148
2,784	Global Payments, Inc.	279,180
1,228	IGATE Corp. (a)	58,404

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
2,739	Jack Henry & Associates, Inc.	$182,171
799	MasterCard, Inc., Class A	72,078
4,780	MAXIMUS, Inc.	305,968
1,391	Paychex, Inc.	67,310
6,327	Perficient, Inc. (a)	130,526
7,435	Total System Services, Inc.	294,129
1,265	Virtusa Corp. (a)	50,347
1,055	Visa, Inc., Class A	69,683
13,630	Western Union (The) Co.	276,416
		3,386,498

	Leisure Products — 0.5%
2,481	Brunswick Corp.	124,149
3,364	Hasbro, Inc.	238,138
		362,287

	Life Sciences Tools & Services — 1.6%
8,338	Affymetrix, Inc. (a)	101,140
636	Bio-Techne Corp.	61,030
3,303	Cambrex Corp. (a)	127,132
4,024	Charles River Laboratories International, Inc. (a)	278,300
388	Mettler-Toledo International, Inc. (a)	123,000
1,139	PAREXEL International Corp. (a)	72,412
2,773	PerkinElmer, Inc.	142,144
1,056	Thermo Fisher Scientific, Inc.	132,718
1,141	Waters Corp. (a)	142,842
		1,180,718

	Machinery — 1.6%
710	Illinois Tool Works, Inc.	66,442
2,199	John Bean Technologies Corp.	84,859
3,302	Lydall, Inc. (a)	88,625
2,899	Mueller Industries, Inc.	101,581
687	Pall Corp.	66,859
1,929	Snap-on, Inc.	288,482
956	Standex International Corp.	77,312
747	Toro (The) Co.	50,079
5,392	Trinity Industries, Inc.	146,069
2,015	Wabtec Corp.	189,511
		1,159,819

	Marine — 0.2%
3,105	Matson, Inc.	125,753

	Media — 1.9%
3,331	AMC Networks, Inc., Class A (a)	251,291
5,664	Cinemark Holdings, Inc.	241,456
811	DIRECTV (a)	73,562

Shares	Description	Value
	Media (Continued)
5,190	E.W. Scripps (The) Co., Class A	$120,875
12,823	Interpublic Group of Cos. (The), Inc.	267,231
2,530	Live Nation Entertainment, Inc. (a)	63,402
1,819	Omnicom Group, Inc.	137,808
817	Time Warner, Inc.	68,963
2,028	Walt Disney (The) Co.	220,484
		1,445,072

	Metals & Mining — 0.0%
1,384	Globe Specialty Metals, Inc.	27,569

	Multiline Retail — 1.7%
3,986	Big Lots, Inc.	181,642
4,704	Dollar General Corp.	342,028
4,369	Dollar Tree, Inc. (a)	333,835
1,790	Family Dollar Stores, Inc.	139,871
3,531	Nordstrom, Inc.	266,802
		1,264,178

	Multi-Utilities—0.3%
4,817	NiSource, Inc.	209,154

	Oil, Gas & Consumable Fuels — 0.3%
527	Carrizo Oil & Gas, Inc. (a)	29,370
3,372	Kinder Morgan, Inc.	144,827
1,364	Williams (The) Cos., Inc.	69,823
		244,020

	Paper & Forest Products — 0.4%
2,796	Boise Cascade Co. (a)	97,021
401	Clearwater Paper Corp. (a)	25,652
3,189	KapStone Paper & Packaging Corp.	89,133
837	Neenah Paper, Inc.	50,613
		262,419

	Personal Products — 0.2%
1,705	Estee Lauder (The) Cos., Inc., Class A	138,599

	Pharmaceuticals — 3.7%
1,191	Actavis PLC (a)	336,886
6,716	Akorn, Inc. (a)	279,654
2,093	ANI Pharmaceuticals, Inc. (a)	127,631
1,070	Bristol-Myers Squibb Co.	68,191
5,842	Depomed, Inc. (a)	135,885
3,162	Endo International PLC (a)	265,814
4,036	Hospira, Inc. (a)	352,302
2,793	Impax Laboratories, Inc. (a)	126,411
1,933	Lannett Co., Inc. (a)	111,148
2,799	Mallinckrodt PLC (a)	316,791
4,779	Mylan N.V. (a)	345,331
2,442	Prestige Brands Holdings, Inc. (a)	95,849

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals (Continued)
4,596	Zoetis, Inc.	$204,154
		2,766,047

	Professional Services — 1.5%
2,397	CEB, Inc.	200,941
538	Dun & Bradstreet (The) Corp.	68,686
3,050	Equifax, Inc.	295,636
295	Exponent, Inc.	26,140
2,390	Korn/Ferry International	75,357
2,729	On Assignment, Inc. (a)	91,831
5,858	Robert Half International, Inc.	324,826
		1,083,417

	Real Estate Investment Trusts — 6.8%
2,252	Acadia Realty Trust	69,587
1,588	Agree Realty Corp.	48,879
1,953	Alexandria Real Estate Equities, Inc.	180,418
605	American Assets Trust, Inc.	24,079
1,489	American Campus Communities, Inc.	59,768
1,753	Apartment Investment & Management Co., Class A	66,141
2,122	Associated Estates Realty Corp.	60,477
1,221	AvalonBay Communities, Inc.	200,659
1,010	Boston Properties, Inc.	133,633
3,496	Cedar Realty Trust, Inc.	24,437
774	Chesapeake Lodging Trust	24,574
2,689	CoreSite Realty Corp.	129,287
836	Crown Castle International Corp.	69,831
8,795	Duke Realty Corp.	174,229
740	Education Realty Trust, Inc.	24,879
2,391	Equity One, Inc.	58,890
2,732	Equity Residential	201,785
1,234	Essex Property Trust, Inc.	273,886
3,778	Extra Space Storage, Inc.	249,084
867	Federal Realty Investment Trust	115,892
2,042	Franklin Street Properties Corp.	24,116
4,799	General Growth Properties, Inc.	131,493
1,796	GEO Group (The), Inc.	70,044
2,750	Health Care REIT, Inc.	198,055
942	Healthcare Realty Trust, Inc.	24,115
3,869	Hospitality Properties Trust	116,379
1,891	Iron Mountain, Inc.	65,221
2,514	Kilroy Realty Corp.	178,469
5,282	Kimco Realty Corp.	127,296
1,077	Lamar Advertising Co., Class A	62,423
1,138	LTC Properties, Inc.	49,457
818	Macerich (The) Co.	66,880
3,553	Medical Properties Trust, Inc.	49,671

Shares	Description	Value
	Real Estate Investment Trusts (Continued)
826	Mid-America Apartment Communities, Inc.	$61,628
1,558	National Retail Properties, Inc.	59,827
1,573	Omega Healthcare Investors, Inc.	56,770
719	Public Storage	135,107
3,710	Realty Income Corp.	174,259
1,876	Regency Centers Corp.	117,775
4,292	Retail Opportunity Investments Corp.	72,020
2,369	Sabra Health Care REIT, Inc.	70,786
725	Simon Property Group, Inc.	131,580
1,657	SL Green Realty Corp.	202,751
836	Sovran Self Storage, Inc.	73,016
9,304	Summit Hotel Properties, Inc.	122,534
3,751	UDR, Inc.	122,920
1,396	Universal Health Realty Income Trust	69,325
1,942	Ventas, Inc.	133,804
616	Vornado Realty Trust	63,750
		5,021,886

	Real Estate Management & Development — 1.1%
2,956	Alexander & Baldwin, Inc.	119,659
9,159	CBRE Group, Inc., Class A (a)	351,156
1,873	Jones Lang LaSalle, Inc.	311,030
		781,845

	Road & Rail — 0.4%
691	ArcBest Corp.	24,669
1,495	J.B. Hunt Transport Services, Inc.	130,364
1,624	Knight Transportation, Inc.	46,933
1,651	Old Dominion Freight Line, Inc. (a)	117,436
		319,402

	Semiconductors & Semiconductor Equipment — 4.2%
4,958	Altera Corp.	206,649
3,377	Analog Devices, Inc.	208,834
2,792	Avago Technologies Ltd.	326,329
1,594	Broadcom Corp., Class A	70,463
3,684	CEVA, Inc. (a)	76,259
3,149	Cirrus Logic, Inc. (a)	106,373
4,523	Cypress Semiconductor Corp.	60,246
4,371	DSP Group, Inc. (a)	49,742
6,376	Integrated Device Technology, Inc. (a)	115,979
982	Lam Research Corp.	74,220
3,472	Micrel, Inc.	47,219
3,698	Microsemi Corp. (a)	123,365
995	Monolithic Power Systems, Inc.	51,571
10,166	NVIDIA Corp.	225,634

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
6,770	Pericom Semiconductor Corp.	$84,760
4,004	Qorvo, Inc. (a)	263,904
3,607	Skyworks Solutions, Inc.	332,746
13,296	SunEdison, Inc. (a)	336,655
1,288	Synaptics, Inc. (a)	109,119
3,250	Tessera Technologies, Inc.	117,358
2,480	Texas Instruments, Inc.	134,441
		3,121,866

	Software — 4.7%
5,893	ACI Worldwide, Inc. (a)	135,716
4,341	Advent Software, Inc.	188,443
724	ANSYS, Inc. (a)	62,148
1,658	Blackbaud, Inc.	83,779
3,447	Ebix, Inc.	94,069
6,028	Electronic Arts, Inc. (a)	350,166
1,460	Epiq Systems, Inc.	26,148
1,203	FactSet Research Systems, Inc.	189,340
2,877	Fair Isaac Corp.	254,499
9,130	Fortinet, Inc. (a)	344,566
4,366	Informatica Corp. (a)	209,874
1,463	Intuit, Inc.	146,783
2,069	Manhattan Associates, Inc. (a)	108,747
155	MicroStrategy, Inc., Class A (a)	28,229
802	Monotype Imaging Holdings, Inc.	25,993
1,194	NetScout Systems, Inc. (a)	49,073
3,744	Red Hat, Inc. (a)	281,773
3,184	salesforce.com, Inc. (a)	231,859
1,246	SolarWinds, Inc. (a)	60,780
1,655	Synchronoss Technologies, Inc. (a)	75,931
1,378	Synopsys, Inc. (a)	64,601
2,118	Tyler Technologies, Inc. (a)	258,290
1,127	Ultimate Software Group (The), Inc. (a)	187,330
1,216	VASCO Data Security International, Inc. (a)	30,911
		3,489,048

	Specialty Retail — 6.1%
853	Advance Auto Parts, Inc.	121,979
5,512	AutoNation, Inc. (a)	339,264
416	AutoZone, Inc. (a)	279,827
1,597	Brown Shoe Co., Inc.	47,431
5,138	CarMax, Inc. (a)	349,949
4,052	Foot Locker, Inc.	240,891
2,942	Francesca’s Holdings Corp. (a)	49,808
1,213	Group 1 Automotive, Inc.	95,803
2,497	Home Depot (The), Inc.	267,129
3,760	L Brands, Inc.	335,994

Shares	Description	Value
	Specialty Retail (Continued)
1,317	Lithia Motors, Inc., Class A	$131,344
4,766	Lowe’s Cos., Inc.	328,187
4,938	MarineMax, Inc. (a)	109,031
1,207	Monro Muffler Brake, Inc.	72,287
1,640	O’Reilly Automotive, Inc. (a)	357,241
3,365	Ross Stores, Inc.	332,731
3,798	Select Comfort Corp. (a)	117,054
1,839	Signet Jewelers Ltd.	246,665
2,025	TJX (The) Cos., Inc.	130,694
3,335	Tractor Supply Co.	287,010
2,402	Williams-Sonoma, Inc.	176,619
2,602	Zumiez, Inc. (a)	82,509
		4,499,447

	Technology Hardware, Storage & Peripherals — 0.6%
2,849	Apple, Inc.	356,552
3,154	Super Micro Computer, Inc. (a)	90,741
		447,293

	Textiles, Apparel & Luxury Goods — 2.3%
2,071	Carter’s, Inc.	206,810
1,162	G-III Apparel Group Ltd. (a)	129,191
10,581	Hanesbrands, Inc.	328,858
1,911	Kate Spade & Co. (a)	62,490
2,120	NIKE, Inc., Class B	209,541
1,041	Oxford Industries, Inc.	82,707
1,821	Skechers U.S.A., Inc., Class A (a)	163,744
689	Steven Madden Ltd. (a)	26,885
3,513	Under Armour, Inc., Class A (a)	272,433
1,883	VF Corp.	136,386
2,348	Wolverine World Wide, Inc.	72,154
		1,691,199

	Thrifts & Mortgage Finance — 0.1%
844	BofI Holding, Inc. (a)	77,488

	Tobacco — 0.2%
2,058	Reynolds American, Inc.	150,851

	Water Utilities — 0.0%
656	American States Water Co.	25,184

	Total Common Stocks — 100.0%	74,127,622
	(Cost $66,980,998)

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Money Market Funds — 0.5%
382,361	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	$382,361
	(Cost $382,361)

	Total Investments — 100.5%	74,509,983
	(Cost $67,363,359) (c)
	Net Other Assets and Liabilities — (0.5)%	(395,131)
	Net Assets — 100.0%	$74,114,852

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,270,552 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,123,928.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$74,127,622	$—	$—
Money Market Funds	382,361	—	—
Total Investments	$74,509,983	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 3.0%
3,703	Esterline Technologies Corp. (a)	$412,107
7,329	KLX, Inc. (a)	307,158
9,215	Orbital ATK, Inc.	674,170
3,970	Teledyne Technologies, Inc. (a)	416,731
9,459	Triumph Group, Inc.	560,351
		2,370,517

	Auto Components — 0.7%
26,696	Dana Holding Corp.	575,833

	Banks — 4.9%
15,185	Associated Banc-Corp.	285,630
6,082	BancorpSouth, Inc.	147,245
4,964	Cathay General Bancorp	141,871
3,337	Commerce Bancshares, Inc.	142,523
2,044	Cullen/Frost Bankers, Inc.	149,089
9,883	First Horizon National Corp.	140,833
14,819	FirstMerit Corp.	287,044
22,889	Fulton Financial Corp.	278,330
14,188	Hancock Holding Co.	413,013
16,276	International Bancshares Corp.	422,851
8,073	Prosperity Bancshares, Inc.	430,614
17,967	TCF Financial Corp.	281,363
17,449	Trustmark Corp.	415,286
14,960	Valley National Bancorp	141,073
3,812	Webster Financial Corp.	136,584
		3,813,349

	Capital Markets — 0.7%
2,487	Raymond James Financial, Inc.	140,590
8,552	Waddell & Reed Financial, Inc., Class A	421,785
		562,375

	Chemicals — 1.4%
5,345	Albemarle Corp.	319,097
12,553	Cabot Corp.	536,515
8,815	Olin Corp.	260,307
		1,115,919

	Commercial Services & Supplies — 0.9%
10,175	Herman Miller, Inc.	278,897
2,831	MSA Safety, Inc.	129,490
5,867	Waste Connections, Inc.	278,154
		686,541

	Communications Equipment — 0.7%
8,001	Plantronics, Inc.	426,213

Shares	Description	Value
	Communications Equipment (Continued)
10,539	Polycom, Inc. (a)	$137,534
		563,747

	Construction & Engineering — 0.2%
4,019	Granite Construction, Inc.	139,499

	Containers & Packaging — 2.9%
6,670	AptarGroup, Inc.	414,007
6,099	Bemis Co., Inc.	274,455
10,789	Greif, Inc., Class A	439,759
8,758	Rock-Tenn Co., Class A	551,579
2,429	Silgan Holdings, Inc.	130,850
9,320	Sonoco Products Co.	416,511
		2,227,161

	Diversified Consumer Services — 2.3%
29,857	Apollo Education Group, Inc. (a)	501,149
21,166	DeVry Education Group, Inc.	640,060
673	Graham Holdings Co., Class B	688,432
		1,829,641

	Electric Utilities — 3.9%
5,181	Cleco Corp.	281,588
21,173	Great Plains Energy, Inc.	554,309
8,793	Hawaiian Electric Industries, Inc.	275,221
6,739	IDACORP, Inc.	406,564
17,871	OGE Energy Corp.	584,024
14,509	PNM Resources, Inc.	403,060
14,574	Westar Energy, Inc.	548,711
		3,053,477

	Electrical Equipment — 0.4%
2,577	Hubbell, Inc., Class B	280,455

	Electronic Equipment, Instruments & Components — 4.9%
9,238	Arrow Electronics, Inc. (a)	551,601
15,868	Avnet, Inc.	676,453
22,488	Ingram Micro, Inc., Class A (a)	565,798
6,040	Jabil Circuit, Inc.	136,021
7,603	Keysight Technologies, Inc. (a)	254,396
4,408	National Instruments Corp.	126,069
12,223	Tech Data Corp. (a)	689,010
5,604	Trimble Navigation Ltd. (a)	142,510
51,094	Vishay Intertechnology, Inc.	647,872
		3,789,730

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Energy Equipment & Services — 10.3%
25,120	Atwood Oceanics, Inc.	$838,506
10,325	Dril-Quip, Inc. (a)	823,109
47,200	Helix Energy Solutions Group, Inc. (a)	777,856
31,038	Nabors Industries Ltd.	518,335
10,475	Oceaneering International, Inc.	577,277
17,755	Oil States International, Inc. (a)	844,960
37,609	Patterson-UTI Energy, Inc.	840,561
15,948	Rowan Cos. PLC, Class A	337,938
31,608	Superior Energy Services, Inc.	806,004
29,514	Tidewater, Inc. (b)	817,243
25,236	Unit Corp. (a)	879,222
		8,061,011

	Food Products — 0.9%
6,210	Flowers Foods, Inc.	138,731
7,259	Ingredion, Inc.	576,365
		715,096

	Gas Utilities — 2.9%
7,661	Atmos Energy Corp.	413,694
9,363	National Fuel Gas Co.	603,445
13,067	ONE Gas, Inc.	548,422
17,756	Questar Corp.	416,201
5,008	WGL Holdings, Inc.	275,490
		2,257,252

	Health Care Providers & Services — 0.6%
8,104	Community Health Systems, Inc. (a)	435,023

	Hotels, Restaurants & Leisure — 1.6%
5,726	Cheesecake Factory (The), Inc.	287,045
17,323	International Speedway Corp., Class A	629,864
1,765	Panera Bread Co., Class A (a)	322,077
		1,238,986

	Household Durables — 1.2%
45,206	KB Home (b)	655,035
4,955	M.D.C. Holdings, Inc.	132,992
2,046	Tupperware Brands Corp.	136,796
		924,823

	Insurance — 8.8%
1,160	Alleghany Corp. (a)	549,283
6,604	American Financial Group, Inc.	417,373
3,021	Arthur J. Gallagher & Co.	144,494
14,951	Aspen Insurance Holdings Ltd.	698,660

Shares	Description	Value
	Insurance (Continued)
8,531	Brown & Brown, Inc.	$272,566
4,058	Everest Re Group, Ltd.	726,017
11,874	First American Financial Corp.	413,097
5,837	Hanover Insurance Group (The), Inc.	400,243
9,968	HCC Insurance Holdings, Inc.	567,777
7,250	Kemper Corp.	273,108
4,891	Mercury General Corp.	268,712
37,811	Old Republic International Corp.	578,130
6,062	Reinsurance Group of America, Inc.	555,400
6,176	StanCorp Financial Group, Inc.	445,166
11,184	W. R. Berkley Corp.	547,904
		6,857,930

	Internet Software & Services — 0.7%
14,261	AOL, Inc. (a)	569,014

	IT Services — 2.9%
24,700	Convergys Corp.	560,196
6,378	DST Systems, Inc.	733,980
28,680	NeuStar, Inc., Class A (a) (b)	860,400
2,750	Science Applications International Corp.	137,775
		2,292,351

	Leisure Products — 0.2%
3,298	Vista Outdoor, Inc. (a)	144,320

	Life Sciences Tools & Services — 0.2%
1,045	Bio-Rad Laboratories, Inc., Class A (a)	140,500

	Machinery — 6.4%
14,822	AGCO Corp.	763,481
4,276	CLARCOR, Inc.	277,940
2,263	Crane Co.	138,292
3,745	Donaldson Co., Inc.	139,951
1,957	Graco, Inc.	140,160
1,862	IDEX Corp.	139,669
4,319	Lincoln Electric Holdings, Inc.	288,768
11,578	Oshkosh Corp.	623,360
8,317	SPX Corp.	640,409
26,556	Terex Corp.	729,228
6,703	Timken (The) Co.	263,361
3,448	Valmont Industries, Inc. (b)	434,517
8,306	Woodward, Inc.	390,797
		4,969,933

	Marine — 1.0%
9,409	Kirby Corp. (a)	738,889

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Media — 1.4%
4,620	John Wiley & Sons, Inc., Class A	$262,786
5,064	Meredith Corp.	263,530
25,173	Time, Inc.	574,700
		1,101,016

	Metals & Mining — 6.1%
14,529	Carpenter Technology Corp.	628,379
34,891	Commercial Metals Co.	579,191
4,545	Compass Minerals International, Inc.	401,460
11,560	Reliance Steel & Aluminum Co.	748,163
14,052	Steel Dynamics, Inc.	310,971
26,676	TimkenSteel Corp.	778,672
23,151	United States Steel Corp. (b)	556,087
26,536	Worthington Industries, Inc.	717,268
		4,720,191

	Multi-Utilities—2.7%
6,725	Alliant Energy Corp.	406,661
11,199	Black Hills Corp.	551,999
33,089	MDU Resources Group, Inc.	737,554
9,598	Vectren Corp.	414,345
		2,110,559

	Oil, Gas & Consumable Fuels — 8.2%
55,673	California Resources Corp.	517,759
96,860	Denbury Resources, Inc.	853,337
6,419	Energen Corp.	456,840
15,380	Gulfport Energy Corp. (a)	752,697
10,521	HollyFrontier Corp.	408,005
41,487	Rosetta Resources, Inc. (a)	947,148
13,663	SM Energy Co.	792,044
11,437	Western Refining, Inc.	503,800
4,914	World Fuel Services Corp.	272,727
64,603	WPX Energy, Inc. (a)	888,291
		6,392,648

	Paper & Forest Products — 0.9%
15,277	Domtar Corp.	660,272

	Professional Services — 1.1%
7,540	FTI Consulting, Inc. (a)	309,969
4,918	ManpowerGroup, Inc.	419,653
1,068	Towers Watson & Co., Class A	135,535
		865,157

	Real Estate Investment Trusts — 1.3%
7,016	Corrections Corp. of America	258,119
3,527	Potlatch Corp.	130,181
7,324	Taubman Centers, Inc.	527,401

Shares	Description	Value
	Real Estate Investment Trusts (Continued)
8,492	WP GLIMCHER, Inc.	$127,380
		1,043,081

	Road & Rail — 1.8%
12,801	Con-way, Inc.	526,121
4,393	Genesee & Wyoming, Inc., Class A (a)	408,330
17,984	Werner Enterprises, Inc.	483,230
		1,417,681

	Semiconductors & Semiconductor Equipment — 0.3%
3,979	Cree, Inc. (a) (b)	126,055
9,862	Intersil Corp., Class A	131,657
		257,712

	Software — 0.5%
17,631	Mentor Graphics Corp.	421,910

	Specialty Retail — 7.1%
24,942	Aaron’s, Inc.	848,028
32,038	Abercrombie & Fitch Co., Class A	720,214
16,537	American Eagle Outfitters, Inc.	263,104
6,884	ANN, INC. (a)	260,628
48,664	Ascena Retail Group, Inc. (a)	729,473
5,045	Cabela’s, Inc. (a)	266,073
7,983	Chico’s FAS, Inc.	134,593
9,666	CST Brands, Inc.	403,169
4,956	Dick’s Sporting Goods, Inc.	268,913
37,983	Guess?, Inc.	695,469
7,806	Murphy USA, Inc. (a)	509,966
15,440	Rent-A-Center, Inc.	457,024
		5,556,654

	Technology Hardware, Storage & Peripherals — 0.9%
3,983	Diebold, Inc.	138,489
10,006	Lexmark International, Inc., Class A	444,166
4,786	NCR Corp. (a)	131,328
		713,983

	Thrifts & Mortgage Finance — 0.5%
8,441	New York Community Bancorp, Inc.	145,101
12,953	Washington Federal, Inc.	279,785
		424,886

	Trading Companies & Distributors — 1.6%
9,743	GATX Corp.	530,019

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
3,912	MSC Industrial Direct Co., Inc., Class A	$277,987
19,578	NOW, Inc. (a) (b)	467,914
		1,275,920

	Water Utilities — 0.2%
5,359	Aqua America, Inc.	143,728

	Wireless Telecommunication Services — 0.8%
22,686	Telephone & Data Systems, Inc.	605,943

	Total Common Stocks — 100.0%	78,064,713
	(Cost $77,597,091)

	Money Market Funds — 2.8%
2,230,856	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	2,230,856
	(Cost $2,230,856)

Principal Value
	Repurchase Agreements — 0.9%
$196,269	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $196,269. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $200,557. (d)	196,269
515,167	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $515,168. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $526,455. (d)	515,167
	Total Repurchase Agreements — 0.9%	711,436
	(Cost $711,436)

Description	Value
Total Investments — 103.7%	$81,007,005
(Cost $80,539,383) (e)
Net Other Assets and Liabilities — (3.7)%	(2,925,803)
Net Assets — 100.0%	$78,081,202

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,926,057 and the total value of the collateral held by the Fund is $2,942,292.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,279,991 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,812,369.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$78,064,713	$—	$—
Money Market Funds	2,230,856	—	—
Repurchase Agreements	—	711,436	—
Total Investments	$80,295,569	$711,436	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.1%
	Aerospace & Defense — 1.3%
10,432	Huntington Ingalls Industries, Inc.	$1,372,747

	Airlines — 2.9%
22,096	Alaska Air Group, Inc.	1,415,470
75,964	JetBlue Airways Corp. (a)	1,559,541
		2,975,011

	Auto Components — 0.5%
31,962	Gentex Corp.	554,541

	Automobiles — 1.1%
18,506	Thor Industries, Inc.	1,113,506

	Banks — 0.6%
7,226	East West Bancorp, Inc.	293,303
6,239	PacWest Bancorp	281,379
		574,682

	Biotechnology — 1.3%
8,483	United Therapeutics Corp. (a)	1,354,650

	Building Products — 2.8%
22,274	A.O. Smith Corp.	1,423,308
6,163	Fortune Brands Home & Security, Inc.	274,870
10,474	Lennox International, Inc.	1,109,825
		2,808,003

	Capital Markets — 1.8%
51,043	Janus Capital Group, Inc.	913,670
19,902	SEI Investments Co.	908,725
		1,822,395

	Chemicals — 3.6%
4,598	Ashland, Inc.	581,003
5,415	Cytec Industries, Inc.	299,395
16,000	Minerals Technologies, Inc.	1,083,680
1,836	NewMarket Corp.	820,508
4,354	Scotts Miracle-Gro (The) Co., Class A	280,877
8,493	Sensient Technologies Corp.	555,103
		3,620,566

	Commercial Services & Supplies — 2.9%
16,883	Deluxe Corp.	1,093,174
26,507	HNI Corp.	1,236,287
23,653	Rollins, Inc.	586,594
		2,916,055

	Communications Equipment — 1.3%
10,123	ARRIS Group, Inc. (a)	340,892
17,289	InterDigital, Inc.	946,054
		1,286,946

Shares	Description	Value
	Containers & Packaging — 0.8%
11,221	Packaging Corp. of America	$776,381

	Diversified Consumer Services — 1.5%
56,138	Service Corp. International	1,553,900

	Diversified Financial Services — 1.1%
19,084	MSCI, Inc.	1,167,750

	Electrical Equipment — 1.4%
8,697	Acuity Brands, Inc.	1,451,964

	Electronic Equipment, Instruments & Components — 4.9%
15,631	Belden, Inc.	1,312,222
23,591	Cognex Corp. (a)	1,059,000
12,623	IPG Photonics Corp. (a)	1,118,145
16,119	Zebra Technologies Corp., Class A (a)	1,484,238
		4,973,605

	Food & Staples Retailing — 1.1%
125,735	SUPERVALU, Inc. (a)	1,105,211

	Food Products — 4.8%
22,832	Hain Celestial Group (The), Inc. (a)	1,375,400
31,218	Post Holdings, Inc. (a)	1,465,373
6,878	TreeHouse Foods, Inc. (a)	558,906
32,979	WhiteWave Foods (The) Co. (a)	1,450,086
		4,849,765

	Health Care Equipment & Supplies — 5.5%
4,683	Cooper (The) Cos., Inc.	833,902
11,941	Hill-Rom Holdings, Inc.	596,334
35,423	Hologic, Inc. (a)	1,195,172
3,789	IDEXX Laboratories, Inc. (a)	475,027
16,300	ResMed, Inc.	1,042,222
16,649	STERIS Corp.	1,107,158
2,424	Teleflex, Inc.	298,055
		5,547,870

	Health Care Providers & Services — 5.7%
20,684	Centene Corp. (a)	1,282,201
15,925	LifePoint Health, Inc. (a)	1,192,464
12,100	MEDNAX, Inc. (a)	856,438
15,179	Omnicare, Inc.	1,335,448
21,341	VCA, Inc. (a)	1,087,751
		5,754,302

	Hotels, Restaurants & Leisure — 4.2%
9,504	Brinker International, Inc.	526,236
4,839	Buffalo Wild Wings, Inc. (a)	770,853

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
8,723	Domino’s Pizza, Inc.	$940,776
20,607	Life Time Fitness, Inc. (a)	1,473,400
53,663	Wendy’s (The) Co.	543,070
		4,254,335

	Household Durables — 3.6%
27,646	Jarden Corp. (a)	1,414,922
436	NVR, Inc. (a)	578,350
10,130	Tempur Sealy International, Inc. (a)	617,018
29,736	Toll Brothers, Inc. (a)	1,056,818
		3,667,108

	Household Products — 0.6%
3,421	Church & Dwight Co., Inc.	277,683
2,117	Energizer Holdings, Inc.	289,224
		566,907

	Industrial Conglomerates — 0.3%
3,154	Carlisle Cos., Inc.	304,361

	Internet Software & Services — 1.2%
22,674	Rackspace Hosting, Inc. (a)	1,222,128

	IT Services — 5.5%
21,268	Broadridge Financial Solutions, Inc.	1,146,771
16,585	CoreLogic, Inc. (a)	648,639
3,486	Gartner, Inc. (a)	289,268
12,763	Global Payments, Inc.	1,279,874
12,557	Jack Henry & Associates, Inc.	835,166
21,903	MAXIMUS, Inc.	1,402,011
		5,601,729

	Leisure Products — 0.6%
11,367	Brunswick Corp.	568,805

	Life Sciences Tools & Services — 2.1%
2,917	Bio-Techne Corp.	279,915
18,441	Charles River Laboratories International, Inc. (a)	1,275,380
1,778	Mettler-Toledo International, Inc. (a)	563,644
		2,118,939

	Machinery — 1.5%
24,707	Trinity Industries, Inc.	669,312
9,236	Wabtec Corp.	868,646
		1,537,958

	Media — 2.5%
15,262	AMC Networks, Inc., Class A (a)	1,151,365
25,958	Cinemark Holdings, Inc.	1,106,590

Shares	Description	Value
	Media (Continued)
11,590	Live Nation Entertainment, Inc. (a)	$290,445
		2,548,400

	Multiline Retail — 0.8%
18,270	Big Lots, Inc.	832,564

	Pharmaceuticals — 1.3%
30,781	Akorn, Inc. (a)	1,281,721

	Professional Services — 0.9%
10,990	CEB, Inc.	921,292

	Real Estate Investment Trusts — 8.1%
8,952	Alexandria Real Estate Equities, Inc.	826,986
6,819	American Campus Communities, Inc.	273,715
40,304	Duke Realty Corp.	798,422
10,956	Equity One, Inc.	269,846
17,316	Extra Space Storage, Inc.	1,141,644
3,970	Federal Realty Investment Trust	530,670
17,732	Hospitality Properties Trust	533,379
11,515	Kilroy Realty Corp.	817,450
4,938	Lamar Advertising Co., Class A	286,206
3,788	Mid-America Apartment Communities, Inc.	282,623
7,138	National Retail Properties, Inc.	274,099
7,209	Omega Healthcare Investors, Inc.	260,173
17,003	Realty Income Corp.	798,631
8,593	Regency Centers Corp.	539,468
17,190	UDR, Inc.	563,316
		8,196,628

	Real Estate Management & Development — 1.9%
13,544	Alexander & Baldwin, Inc.	548,261
8,580	Jones Lang LaSalle, Inc.	1,424,795
		1,973,056

	Road & Rail — 1.1%
6,852	J.B. Hunt Transport Services, Inc.	597,494
7,565	Old Dominion Freight Line, Inc. (a)	538,099
		1,135,593

	Semiconductors & Semiconductor Equipment — 3.5%
20,728	Cypress Semiconductor Corp.	276,097
29,219	Integrated Device Technology, Inc. (a)	531,494
18,349	Qorvo, Inc. (a)	1,209,382
60,928	SunEdison, Inc. (a) (b)	1,542,697
		3,559,670

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software — 8.8%
27,003	ACI Worldwide, Inc. (a)	$621,879
19,894	Advent Software, Inc.	863,599
3,318	ANSYS, Inc. (a)	284,817
5,511	FactSet Research Systems, Inc.	867,376
13,186	Fair Isaac Corp.	1,166,434
41,839	Fortinet, Inc. (a)	1,579,004
20,004	Informatica Corp. (a)	961,592
5,708	SolarWinds, Inc. (a)	278,436
6,315	Synopsys, Inc. (a)	296,047
9,708	Tyler Technologies, Inc. (a)	1,183,891
5,163	Ultimate Software Group (The), Inc. (a)	858,194
		8,961,269

	Specialty Retail — 3.5%
3,904	Advance Auto Parts, Inc.	558,272
18,568	Foot Locker, Inc.	1,103,868
8,429	Signet Jewelers Ltd.	1,130,582
11,008	Williams-Sonoma, Inc.	809,418
		3,602,140

	Textiles, Apparel & Luxury Goods — 1.2%
9,492	Carter’s, Inc.	947,871
8,760	Kate Spade & Co. (a)	286,452
		1,234,323

	Total Common Stocks — 100.1%	101,668,776
	(Cost $98,484,771)

	Money Market Funds — 0.7%
710,111	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	710,111
	(Cost $710,111)

Principal Value
Repurchase Agreements — 0.2%
$62,475	JPMorgan Chase & Co., 0.08% (c), dated 04/30/15, due 05/01/15, with a maturity value of $62,475. Collateralized by U.S. Treasury Note, interest rate of 0.625%, due 07/15/16. The value of the collateral including accrued interest is $63,840. (d)	62,475

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$163,985	RBC Capital Markets LLC, 0.07% (c), dated 04/30/15, due 05/01/15, with a maturity value of $163,985. Collateralized by U.S. Treasury Notes, interest rates of 0.250% to 1.750%, due 10/31/15 to 09/30/19. The value of the collateral including accrued interest is $167,578. (d)	$163,985
	Total Repurchase Agreements — 0.2%	226,460
	(Cost $226,460)

	Total Investments — 101.0%	102,605,347
	(Cost $99,421,342) (e)
	Net Other Assets and Liabilities — (1.0)%	(986,034)
	Net Assets — 100.0%	$101,619,313

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $886,504 and the total value of the collateral held by the Fund is $936,571.
(c)	Interest rate shown reflects yield as of April 30, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,479,232 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,295,227.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$101,668,776	$—	$—
Money Market Funds	710,111	—	—
Repurchase Agreements	—	226,460	—
Total Investments	$102,378,887	$226,460	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.5%
16,947	AAR Corp.	$512,477
6,030	Cubic Corp.	298,968
17,320	Engility Holdings, Inc.	482,708
2,773	Moog, Inc., Class A (a)	193,777
8,208	National Presto Industries, Inc.	513,657
		2,001,587

	Air Freight & Logistics — 0.9%
12,094	Atlas Air Worldwide Holdings, Inc. (a)	589,462
2,648	Hub Group, Inc., Class A (a)	105,655
		695,117

	Airlines — 1.1%
37,839	Republic Airways Holdings, Inc. (a)	463,149
28,489	SkyWest, Inc.	388,875
		852,024

	Auto Components — 0.6%
2,092	Dorman Products, Inc. (a)	97,968
4,925	Standard Motor Products, Inc.	186,165
10,994	Superior Industries International, Inc.	204,489
		488,622

	Banks — 5.5%
2,267	Banner Corp.	102,514
14,383	BBCN Bancorp, Inc.	204,095
4,530	Central Pacific Financial Corp.	103,737
2,213	City Holding Co.	101,732
5,881	Community Bank System, Inc.	205,541
7,919	F.N.B. Corp.	105,085
83,917	First BanCorp (a)	504,341
23,124	First Commonwealth Financial Corp.	208,578
5,843	First Financial Bancorp	100,850
9,840	Hanmi Financial Corp.	209,395
2,372	Independent Bank Corp.	98,960
19,324	National Penn Bancshares, Inc.	200,970
8,305	NBT Bancorp, Inc.	200,566
25,504	OFG Bancorp	359,351
14,666	Old National Bancorp	200,337
7,333	S&T Bancorp, Inc.	197,258
7,760	Sterling Bancorp	100,725
7,590	Susquehanna Bancshares, Inc.	102,010
20,383	Talmer Bancorp, Inc., Class A	313,490
2,139	Texas Capital Bancshares, Inc. (a)	112,640
1,932	Tompkins Financial Corp.	100,754
1,967	UMB Financial Corp.	97,937
5,512	United Community Banks, Inc.	102,578
20,874	Wilshire Bancorp, Inc.	220,221

Shares	Description	Value
	Banks (Continued)
4,365	Wintrust Financial Corp.	$212,750
		4,466,415

	Building Products — 0.6%
5,970	Griffon Corp.	100,356
7,502	Universal Forest Products, Inc.	415,010
		515,366

	Capital Markets — 2.2%
23,210	Calamos Asset Management, Inc., Class A	287,108
244,266	FXCM, Inc., Class A	490,975
3,433	Investment Technology Group, Inc. (a)	97,806
7,934	Piper Jaffray Cos. (a)	400,270
3,979	Virtus Investment Partners, Inc.	531,674
		1,807,833

	Chemicals — 4.5%
2,159	A. Schulman, Inc.	91,649
19,597	American Vanguard Corp.	213,803
14,816	Calgon Carbon Corp.	328,767
50,661	FutureFuel Corp.	550,685
10,956	Hawkins, Inc.	432,214
5,539	Innophos Holdings, Inc.	292,681
27,028	Intrepid Potash, Inc. (a)	338,661
10,298	Kraton Performance Polymers, Inc. (a)	232,117
1,215	Quaker Chemical Corp.	101,112
9,991	Stepan Co.	508,842
20,698	Tredegar Corp.	423,688
6,110	Zep, Inc.	121,467
		3,635,686

	Commercial Services & Supplies — 2.6%
6,532	ABM Industries, Inc.	209,351
21,661	Tetra Tech, Inc.	587,230
3,537	UniFirst Corp.	400,494
10,154	United Stationers, Inc.	412,354
18,702	Viad Corp.	496,912
		2,106,341

	Communications Equipment — 0.9%
11,147	ADTRAN, Inc.	185,152
17,972	Comtech Telecommunications Corp.	519,391
		704,543

	Construction & Engineering — 1.0%
6,718	EMCOR Group, Inc.	299,824

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Construction & Engineering (Continued)
58,723	Orion Marine Group, Inc. (a)	$494,448
		794,272

	Consumer Finance — 3.0%
8,932	Cash America International, Inc.	231,517
7,506	Encore Capital Group, Inc. (a)	303,543
56,987	EZCORP, Inc., Class A (a)	524,280
6,711	First Cash Financial Services, Inc. (a)	324,410
26,145	Green Dot Corp., Class A (a)	420,934
7,135	World Acceptance Corp. (a)	603,764
		2,408,448

	Diversified Consumer Services — 1.0%
17,354	American Public Education, Inc. (a)	484,003
3,208	Capella Education Co.	173,328
21,679	Universal Technical Institute, Inc.	183,188
		840,519

	Diversified Telecommunication Services — 1.4%
6,013	Atlantic Tele-Network, Inc.	396,978
53,583	Iridium Communications, Inc. (a)	544,939
13,638	Lumos Networks Corp.	192,842
		1,134,759

	Electric Utilities — 1.2%
7,889	ALLETE, Inc.	396,817
10,772	El Paso Electric Co.	400,826
4,047	UIL Holdings Corp.	201,864
		999,507

	Electrical Equipment — 1.2%
8,241	Encore Wire Corp.	370,927
4,859	EnerSys	329,926
2,728	Franklin Electric Co., Inc.	98,645
6,163	Powell Industries, Inc.	204,550
		1,004,048

	Electronic Equipment, Instruments & Components — 7.3%
4,101	Anixter International, Inc. (a)	289,531
21,652	Benchmark Electronics, Inc. (a)	509,472
19,234	Checkpoint Systems, Inc.	199,264
3,204	Coherent, Inc. (a)	192,240
11,568	CTS Corp.	207,530
19,252	Daktronics, Inc.	206,574
27,398	Fabrinet (a)	496,178
22,548	II-VI, Inc. (a)	401,129
14,594	Insight Enterprises, Inc. (a)	417,680

Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
2,094	Littelfuse, Inc.	$205,191
1,376	MTS Systems Corp.	97,118
16,378	Newport Corp. (a)	312,328
10,209	Plexus Corp. (a)	439,497
12,884	Rofin-Sinar Technologies, Inc. (a)	304,835
21,508	Sanmina Corp. (a)	437,258
10,239	ScanSource, Inc. (a)	408,024
4,041	SYNNEX Corp.	309,137
46,196	TTM Technologies, Inc. (a)	431,933
		5,864,919

	Energy Equipment & Services — 10.0%
60,062	Basic Energy Services, Inc. (a)	612,032
9,555	Bristow Group, Inc.	593,652
17,053	CARBO Ceramics, Inc.	754,254
24,966	Era Group, Inc. (a)	553,746
9,299	Exterran Holdings, Inc.	344,714
31,513	Geospace Technologies Corp. (a)	680,681
35,013	Gulf Island Fabrication, Inc.	461,821
39,899	GulfMark Offshore, Inc., Class A	598,884
27,660	Hornbeck Offshore Services, Inc. (a)	632,031
23,703	Matrix Service Co. (a)	520,755
57,112	Newpark Resources, Inc. (a)	585,969
76,795	Pioneer Energy Services Corp. (a)	572,123
7,468	SEACOR Holdings, Inc. (a)	542,625
45,760	Tesco Corp.	588,473
		8,041,760

	Food & Staples Retailing — 1.4%
12,576	Andersons (The), Inc.	536,869
2,310	Casey’s General Stores, Inc.	189,836
13,189	SpartanNash Co.	397,912
		1,124,617

	Food Products — 1.5%
29,709	Darling Ingredients, Inc. (a)	405,825
6,532	Sanderson Farms, Inc.	490,684
10,472	Seneca Foods Corp., Class A (a)	301,803
		1,198,312

	Gas Utilities — 2.1%
6,095	Laclede Group (The), Inc.	316,513
13,401	New Jersey Resources Corp.	408,865
6,510	Northwest Natural Gas Co.	304,017
5,638	Piedmont Natural Gas Co., Inc.	211,087
3,834	South Jersey Industries, Inc.	202,243

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Gas Utilities (Continued)
5,367	Southwest Gas Corp.	$295,185
		1,737,910

	Health Care Equipment & Supplies — 0.4%
1,145	Analogic Corp.	96,753
5,454	Meridian Bioscience, Inc.	96,645
5,406	Merit Medical Systems, Inc. (a)	104,930
		298,328

	Health Care Providers & Services — 1.9%
4,467	Air Methods Corp. (a)	204,142
3,024	CorVel Corp. (a)	108,078
22,930	Hanger, Inc. (a)	512,256
2,231	IPC Healthcare, Inc. (a)	109,140
8,748	Kindred Healthcare, Inc.	200,767
3,150	LHC Group, Inc. (a)	100,989
4,408	Magellan Health, Inc. (a)	279,026
		1,514,398

	Health Care Technology — 0.1%
1,918	Computer Programs & Systems, Inc.	100,369

	Hotels, Restaurants & Leisure — 2.0%
754	Biglari Holdings, Inc. (a)	275,595
2,249	Bob Evans Farms, Inc.	96,752
19,550	Marcus (The) Corp.	378,683
21,747	Monarch Casino & Resort, Inc. (a)	397,970
1,196	Red Robin Gourmet Burgers, Inc. (a)	89,808
51,942	Ruby Tuesday, Inc. (a)	378,138
		1,616,946

	Household Durables — 1.2%
11,294	Ethan Allen Interiors, Inc.	273,541
3,189	iRobot Corp. (a)	103,387
3,702	La-Z-Boy, Inc.	97,029
21,824	M/I Homes, Inc. (a)	492,350
		966,307

	Household Products — 0.4%
29,395	Central Garden & Pet Co., Class A (a)	288,071

	Insurance — 4.7%
15,422	Employers Holdings, Inc.	376,451
6,085	Horace Mann Educators Corp.	206,708
3,805	Infinity Property & Casualty Corp.	282,141
36,726	Meadowbrook Insurance Group, Inc.	313,640
13,535	Montpelier Re Holdings Ltd.	515,819
5,347	Navigators Group (The), Inc. (a)	417,333

Shares	Description	Value
	Insurance (Continued)
11,333	ProAssurance Corp.	$509,418
6,966	Safety Insurance Group, Inc.	405,073
14,328	Selective Insurance Group, Inc.	385,996
2,560	Stewart Information Services Corp.	93,440
9,826	United Fire Group, Inc.	293,503
		3,799,522

	Internet & Catalog Retail — 0.2%
3,476	FTD Cos., Inc. (a)	99,205
6,299	PetMed Express, Inc.	99,713
		198,918

	IT Services — 2.1%
4,629	CACI International, Inc., Class A (a)	408,463
3,424	CSG Systems International, Inc.	99,707
9,198	ManTech International Corp., Class A	268,857
20,937	Sykes Enterprises, Inc. (a)	524,053
16,355	TeleTech Holdings, Inc.	424,249
		1,725,329

	Leisure Products — 0.7%
8,595	Arctic Cat, Inc.	305,037
4,193	Sturm, Ruger & Co., Inc.	229,818
		534,855

	Life Sciences Tools & Services — 0.5%
26,014	Luminex Corp. (a)	403,737

	Machinery — 3.3%
21,916	Actuant Corp., Class A	522,039
2,618	Albany International Corp., Class A	102,626
4,853	Astec Industries, Inc.	204,214
10,280	Barnes Group, Inc.	412,228
15,198	Briggs & Stratton Corp.	297,121
5,707	CIRCOR International, Inc.	311,830
5,339	ESCO Technologies, Inc.	195,941
19,770	Federal Signal Corp.	310,784
2,729	Lindsay Corp.	216,110
1,592	Tennant Co.	102,350
		2,675,243

	Media — 0.7%
40,022	Harte-Hanks, Inc.	271,749
7,625	Scholastic Corp.	309,880
		581,629

	Metals & Mining — 1.9%
2,333	Haynes International, Inc.	103,748
4,060	Kaiser Aluminum Corp.	326,302
10,831	Materion Corp.	433,132

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining (Continued)
5,795	RTI International Metals, Inc. (a)	$218,182
32,216	Stillwater Mining Co. (a)	432,661
		1,514,025

	Multi-Utilities—0.9%
12,178	Avista Corp.	397,247
5,804	NorthWestern Corp.	302,330
		699,577

	Oil, Gas & Consumable Fuels — 8.4%
78,951	Approach Resources, Inc. (a)	692,400
62,685	Bill Barrett Corp. (a)	727,146
12,659	Bonanza Creek Energy, Inc. (a)	348,882
89,396	Cloud Peak Energy, Inc. (a)	580,180
116,591	Comstock Resources, Inc.	626,094
23,649	Contango Oil & Gas Co. (a)	592,880
18,224	Green Plains, Inc.	567,495
67,482	Northern Oil and Gas, Inc. (a)	596,541
9,628	PDC Energy, Inc. (a)	546,293
64,233	Penn Virginia Corp. (a)	429,077
111,890	Rex Energy Corp. (a)	559,450
28,354	Stone Energy Corp. (a)	484,003
		6,750,441

	Paper & Forest Products — 0.8%
15,119	P.H. Glatfelter Co.	374,951
6,769	Schweitzer-Mauduit International, Inc.	299,258
		674,209

	Personal Products — 0.3%
6,944	Medifast, Inc. (a)	208,320

	Professional Services — 1.2%
7,406	CDI Corp.	101,018
17,900	Kelly Services, Inc., Class A	293,918
5,946	Resources Connection, Inc.	93,709
17,094	TrueBlue, Inc. (a)	491,965
		980,610

	Real Estate Investment Trusts — 1.1%
35,364	Capstead Mortgage Corp.	411,991
1,733	EPR Properties	99,942
5,717	Getty Realty Corp.	99,304
4,554	Government Properties Income Trust	94,905
1,253	PS Business Parks, Inc.	95,667
4,512	Urstadt Biddle Properties, Inc., Class A	93,624
		895,433

Shares	Description	Value
	Real Estate Management & Development — 0.5%
26,394	Forestar Group, Inc. (a)	$389,575

	Road & Rail — 0.7%
11,468	Celadon Group, Inc.	296,333
12,353	Roadrunner Transportation Systems, Inc. (a)	302,278
		598,611

	Semiconductors & Semiconductor Equipment — 2.4%
8,110	Advanced Energy Industries, Inc. (a)	198,371
4,165	Cabot Microelectronics Corp. (a)	197,004
9,512	Cohu, Inc.	99,591
14,574	Diodes, Inc. (a)	389,417
26,630	Kulicke & Soffa Industries, Inc. (a)	402,379
15,389	MKS Instruments, Inc.	535,691
1,998	Power Integrations, Inc.	98,881
		1,921,334

	Software — 0.1%
3,830	Progress Software Corp. (a)	101,112

	Specialty Retail — 6.5%
13,144	Barnes & Noble, Inc. (a)	287,854
31,366	Big 5 Sporting Goods Corp.	427,832
4,073	Buckle (The), Inc.	182,470
5,255	Cato (The) Corp., Class A	206,732
4,863	Children’s Place (The), Inc.	294,990
93,577	Christopher & Banks Corp. (a)	555,847
21,219	Finish Line (The), Inc., Class A	520,502
5,843	Genesco, Inc. (a)	394,928
4,242	Hibbett Sports, Inc. (a)	198,526
8,763	Kirkland’s, Inc. (a)	208,034
13,523	Lumber Liquidators Holdings, Inc. (a)	371,747
43,267	Pep Boys-Manny, Moe & Jack (The) (a)	396,326
12,537	Sonic Automotive, Inc., Class A	292,739
13,620	Stage Stores, Inc.	263,002
25,074	Stein Mart, Inc.	296,625
7,579	Vitamin Shoppe, Inc. (a)	317,409
		5,215,563

	Textiles, Apparel & Luxury Goods — 0.9%
18,243	Movado Group, Inc.	534,155
5,767	Unifi, Inc. (a)	203,517
		737,672

	Thrifts & Mortgage Finance — 1.7%
24,106	Astoria Financial Corp.	317,476

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
20,708	Brookline Bancorp, Inc.	$223,025
12,926	Dime Community Bancshares, Inc.	205,782
8,781	Northwest Bancshares, Inc.	108,094
14,303	Oritani Financial Corp.	213,115
11,159	Provident Financial Services, Inc.	200,862
15,125	TrustCo Bank Corp.	100,884
		1,369,238

	Tobacco — 0.6%
11,032	Universal Corp.	518,835

	Trading Companies & Distributors — 0.7%
6,885	Applied Industrial Technologies, Inc.	287,586
7,357	Kaman Corp.	306,861
		594,447

	Wireless Telecommunication Services — 0.6%
27,141	Spok Holdings, Inc.	510,929

	Total Investments — 100.0%	80,806,188
	(Cost $79,021,324) (b)
	Net Other Assets and Liabilities — (0.0)%	(28,995)
	Net Assets — 100.0%	$80,777,193

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,338,131 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,553,267.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$80,806,188	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.6%
19,133	Aerojet Rocketdyne Holdings, Inc. (a)	$376,155
2,401	Curtiss-Wright Corp.	175,417
7,361	TASER International, Inc. (a)	222,228
		773,800

	Air Freight & Logistics — 0.5%
4,904	Forward Air Corp.	247,014

	Airlines — 0.7%
2,308	Allegiant Travel Co.	354,878

	Auto Components — 0.8%
7,208	Drew Industries, Inc.	408,477

	Banks — 2.2%
2,403	Bank of the Ozarks, Inc.	93,140
4,442	Cardinal Financial Corp.	91,638
3,064	Columbia Banking System, Inc.	91,001
2,617	Home BancShares, Inc.	86,047
3,992	Pinnacle Financial Partners, Inc.	190,219
2,522	PrivateBancorp, Inc.	93,490
5,853	Simmons First National Corp., Class A	256,069
4,722	United Bankshares, Inc.	177,453
		1,079,057

	Biotechnology — 2.6%
12,341	Emergent Biosolutions, Inc. (a)	366,404
4,602	Ligand Pharmaceuticals, Inc. (a)	357,299
23,352	Momenta Pharmaceuticals, Inc. (a)	407,493
5,845	Repligen Corp. (a)	172,486
		1,303,682

	Building Products — 2.9%
10,853	AAON, Inc.	260,146
8,108	American Woodmark Corp. (a)	411,076
6,163	Apogee Enterprises, Inc.	324,297
23,822	PGT, Inc. (a)	269,665
4,749	Simpson Manufacturing Co., Inc.	155,672
		1,420,856

	Capital Markets — 0.5%
2,120	Financial Engines, Inc.	89,401
4,727	HFF, Inc., Class A	185,251
		274,652

	Commercial Services & Supplies — 2.2%
2,446	G&K Services, Inc., Class A	172,687
5,522	Healthcare Services Group, Inc.	167,151
6,891	Matthews International Corp., Class A	334,420

Shares	Description	Value
	Commercial Services & Supplies (Continued)
2,081	Mobile Mini, Inc.	$80,202
7,102	US Ecology, Inc.	333,155
		1,087,615

	Communications Equipment — 0.2%
7,316	Ixia (a)	87,646

	Construction & Engineering — 0.8%
9,083	Dycom Industries, Inc. (a)	417,636

	Construction Materials — 0.9%
24,191	Headwaters, Inc. (a)	425,278

	Distributors — 0.5%
3,817	Pool Corp.	247,685

	Diversified Financial Services — 0.6%
3,210	MarketAxess Holdings, Inc.	275,579

	Diversified Telecommunication Services — 1.1%
25,138	Cincinnati Bell, Inc. (a)	86,223
28,152	General Communication, Inc., Class A (a)	446,491
		532,714

	Electrical Equipment — 1.1%
1,905	AZZ, Inc.	88,373
29,187	Vicor Corp. (a)	445,102
		533,475

	Electronic Equipment, Instruments & Components — 2.8%
1,481	Badger Meter, Inc.	92,148
10,419	DTS, Inc. (a)	373,521
2,858	FARO Technologies, Inc. (a)	113,834
9,432	Methode Electronics, Inc.	400,483
2,389	OSI Systems, Inc. (a)	160,564
3,238	Rogers Corp. (a)	235,435
		1,375,985

	Energy Equipment & Services — 0.2%
2,490	U.S. Silica Holdings, Inc.	93,002

	Food Products — 1.5%
6,902	Calavo Growers, Inc.	349,586
2,272	Cal-Maine Foods, Inc.	101,581
5,448	Diamond Foods, Inc. (a)	152,762
5,552	Snyder’s-Lance, Inc.	163,951
		767,880

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies — 7.9%
4,153	Abaxis, Inc.	$265,792
6,199	ABIOMED, Inc. (a)	391,901
2,154	Anika Therapeutics, Inc. (a)	73,494
7,471	Cantel Medical Corp.	334,626
3,513	CONMED Corp.	176,458
1,366	Cyberonics, Inc. (a)	83,203
11,574	Cynosure, Inc., Class A (a)	386,803
4,600	Greatbatch, Inc. (a)	248,032
3,952	Haemonetics Corp. (a)	160,175
1,906	ICU Medical, Inc. (a)	160,809
5,756	Integra LifeSciences Holdings Corp. (a)	338,338
10,762	Masimo Corp. (a)	363,325
4,496	Natus Medical, Inc. (a)	169,544
3,859	NuVasive, Inc. (a)	172,613
6,819	SurModics, Inc. (a)	171,975
5,852	Vascular Solutions, Inc. (a)	187,615
4,421	West Pharmaceutical Services, Inc.	235,551
		3,920,254

	Health Care Providers & Services — 7.7%
4,033	Aceto Corp.	78,160
6,627	Amedisys, Inc. (a)	184,297
19,232	AMN Healthcare Services, Inc. (a)	438,682
7,213	AmSurg Corp. (a)	452,399
12,588	Bio-Reference Laboratories, Inc. (a)	416,915
2,231	Chemed Corp.	257,123
37,410	Cross Country Healthcare, Inc. (a)	415,251
7,576	Ensign Group (The), Inc.	319,025
6,397	ExamWorks Group, Inc. (a)	261,957
6,594	Molina Healthcare, Inc. (a)	390,563
8,352	Providence Service (The) Corp. (a)	355,127
17,950	Select Medical Holdings Corp.	261,172
		3,830,671

	Health Care Technology — 0.7%
7,585	Omnicell, Inc. (a)	269,495
5,552	Quality Systems, Inc.	86,583
		356,078

	Hotels, Restaurants & Leisure — 7.4%
7,035	BJ’s Restaurants, Inc. (a)	329,238
2,334	Cracker Barrel Old Country Store, Inc.	309,208
1,658	DineEquity, Inc.	159,881
13,541	Interval Leisure Group, Inc.	335,681
2,775	Jack in the Box, Inc.	240,787
3,286	Marriott Vacations Worldwide Corp.	270,142
5,742	Papa John’s International, Inc.	352,387
12,295	Pinnacle Entertainment, Inc. (a)	451,964

Shares	Description	Value
	Hotels, Restaurants & Leisure (Continued)
5,934	Popeyes Louisiana Kitchen, Inc. (a)	$330,405
22,350	Ruth’s Hospitality Group, Inc.	325,193
8,396	Sonic Corp.	240,545
9,742	Texas Roadhouse, Inc.	327,331
		3,672,762

	Household Durables — 3.1%
4,356	Helen of Troy Ltd. (a)	381,629
9,120	Meritage Homes Corp. (a)	390,062
9,103	Ryland Group (The), Inc.	375,226
39,437	Standard Pacific Corp. (a)	319,440
1,573	Universal Electronics, Inc. (a)	84,848
		1,551,205

	Household Products — 0.2%
1,001	WD-40 Co.	81,041

	Insurance — 2.9%
3,045	American Equity Investment Life Holding Co.	82,063
3,836	AMERISAFE, Inc.	173,349
5,804	HCI Group, Inc.	252,938
3,387	RLI Corp.	168,198
19,720	United Insurance Holdings Corp.	327,944
17,337	Universal Insurance Holdings, Inc.	416,435
		1,420,927

	Internet & Catalog Retail — 0.7%
17,764	Nutrisystem, Inc.	338,404

	Internet Software & Services — 3.4%
6,932	comScore, Inc. (a)	362,959
9,946	DHI Group, Inc. (a)	75,590
4,054	j2 Global, Inc.	281,226
4,754	LogMeIn, Inc. (a)	305,112
6,594	Stamps.com, Inc. (a)	408,103
15,067	XO Group, Inc. (a)	244,989
		1,677,979

	IT Services — 2.5%
2,358	Cardtronics, Inc. (a)	88,967
9,541	ExlService Holdings, Inc. (a)	328,497
4,160	IGATE Corp. (a)	197,849
21,444	Perficient, Inc. (a)	442,390
4,289	Virtusa Corp. (a)	170,702
		1,228,405

	Life Sciences Tools & Services — 2.1%
28,258	Affymetrix, Inc. (a)	342,769

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
11,195	Cambrex Corp. (a)	$430,896
3,859	PAREXEL International Corp. (a)	245,336
		1,019,001

	Machinery — 2.7%
7,453	John Bean Technologies Corp.	287,611
11,189	Lydall, Inc. (a)	300,313
9,825	Mueller Industries, Inc.	344,268
3,241	Standex International Corp.	262,100
2,532	Toro (The) Co.	169,745
		1,364,037

	Marine — 0.9%
10,524	Matson, Inc.	426,222

	Media — 0.8%
17,588	E.W. Scripps (The) Co., Class A	409,625

	Metals & Mining — 0.2%
4,690	Globe Specialty Metals, Inc.	93,425

	Oil, Gas & Consumable Fuels — 0.2%
1,787	Carrizo Oil & Gas, Inc. (a)	99,590

	Paper & Forest Products — 1.8%
9,475	Boise Cascade Co. (a)	328,782
1,358	Clearwater Paper Corp. (a)	86,871
10,810	KapStone Paper and Packaging Corp.	302,140
2,838	Neenah Paper, Inc.	171,614
		889,407

	Pharmaceuticals — 4.1%
7,093	ANI Pharmaceuticals, Inc. (a)	432,531
19,798	Depomed, Inc. (a)	460,502
9,466	Impax Laboratories, Inc. (a)	428,431
6,554	Lannett Co., Inc. (a)	376,855
8,276	Prestige Brands Holdings, Inc. (a)	324,833
		2,023,152

	Professional Services — 1.3%
997	Exponent, Inc.	88,344
8,097	Korn/Ferry International	255,298
9,249	On Assignment, Inc. (a)	311,229
		654,871

	Real Estate Investment Trusts — 7.1%
7,631	Acadia Realty Trust	235,798
5,382	Agree Realty Corp.	165,658
2,050	American Assets Trust, Inc.	81,590
7,191	Associated Estates Realty Corp.	204,943
11,847	Cedar Realty Trust, Inc.	82,810

Shares	Description	Value
	Real Estate Investment Trusts (Continued)
2,621	Chesapeake Lodging Trust	$83,217
9,113	CoreSite Realty Corp.	438,153
2,508	Education Realty Trust, Inc.	84,319
6,922	Franklin Street Properties Corp.	81,749
6,085	Geo Group (The), Inc.	237,315
3,195	Healthcare Realty Trust, Inc.	81,792
3,858	LTC Properties, Inc.	167,669
12,040	Medical Properties Trust, Inc.	168,319
14,547	Retail Opportunity Investments Corp.	244,099
8,029	Sabra Health Care REIT, Inc.	239,906
2,834	Sovran Self Storage, Inc.	247,522
31,535	Summit Hotel Properties, Inc.	415,316
4,731	Universal Health Realty Income Trust	234,941
		3,495,116

	Road & Rail — 0.5%
2,342	ArcBest Corp.	83,609
5,504	Knight Transportation, Inc.	159,066
		242,675

	Semiconductors & Semiconductor Equipment — 5.2%
12,485	CEVA, Inc. (a)	258,440
10,670	Cirrus Logic, Inc. (a)	360,433
14,814	DSP Group, Inc. (a)	168,583
11,770	Micrel, Inc.	160,072
12,534	Microsemi Corp. (a)	418,134
3,370	Monolithic Power Systems, Inc.	174,667
22,943	Pericom Semiconductor Corp.	287,246
4,365	Synaptics, Inc. (a)	369,803
11,015	Tessera Technologies, Inc.	397,752
		2,595,130

	Software — 3.6%
5,618	Blackbaud, Inc.	283,878
11,683	Ebix, Inc.	318,829
4,949	Epiq Systems, Inc.	88,637
7,015	Manhattan Associates, Inc. (a)	368,708
525	MicroStrategy, Inc., Class A (a)	95,613
2,717	Monotype Imaging Holdings, Inc.	88,058
4,048	NetScout Systems, Inc. (a)	166,373
5,609	Synchronoss Technologies, Inc. (a)	257,341
4,120	VASCO Data Security International, Inc. (a)	104,730
		1,772,167

	Specialty Retail — 4.8%
5,411	Brown Shoe Co., Inc.	160,707
9,970	Francesca’s Holdings Corp. (a)	168,792

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail (Continued)
4,113	Group 1 Automotive, Inc.	$324,845
4,462	Lithia Motors, Inc., Class A	444,995
16,736	MarineMax, Inc. (a)	369,531
4,092	Monro Muffler Brake, Inc.	245,070
12,871	Select Comfort Corp. (a)	396,684
8,818	Zumiez, Inc. (a)	279,619
		2,390,243

	Technology Hardware, Storage & Peripherals — 0.6%
10,688	Super Micro Computer, Inc. (a)	307,494

	Textiles, Apparel & Luxury Goods — 3.2%
3,937	G-III Apparel Group Ltd. (a)	437,716
3,528	Oxford Industries, Inc.	280,300
6,170	Skechers U.S.A., Inc., Class A (a)	554,806
2,336	Steven Madden Ltd. (a)	91,151
7,958	Wolverine World Wide, Inc.	244,549
		1,608,522

	Thrifts & Mortgage Finance — 0.5%
2,862	BofI Holding, Inc. (a)	262,760

	Water Utilities — 0.2%
2,223	American States Water Co.	85,341

	Total Investments — 100.0%	49,523,415
	(Cost $47,121,397) (b)
	Net Other Assets and Liabilities — (0.0)%	(1,344)
	Net Assets — 100.0%	$49,522,071

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,728,999 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,326,981.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$49,523,415	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 2.5%
2,498	Boeing (The) Co.	$358,063
616	Lockheed Martin Corp.	114,946
		473,009

	Air Freight & Logistics — 2.0%
2,266	FedEx Corp.	384,246

	Automobiles — 2.5%
7,742	Ford Motor Co.	122,323
9,996	General Motors Co.	350,460
		472,783

	Banks — 1.4%
4,125	JPMorgan Chase & Co.	260,948

	Biotechnology — 6.9%
1,184	Biogen, Inc. (a)	442,733
2,168	Celgene Corp. (a)	234,274
2,547	Gilead Sciences, Inc. (a)	255,999
830	Regeneron Pharmaceuticals, Inc. (a)	379,692
		1,312,698

	Capital Markets — 0.7%
665	Goldman Sachs Group (The), Inc.	130,619

	Communications Equipment — 4.7%
13,618	Cisco Systems, Inc.	392,607
7,208	QUALCOMM, Inc.	490,144
		882,751

	Diversified Telecommunication Services — 2.1%
11,481	AT&T, Inc.	397,702

	Electric Utilities — 0.7%
1,627	Duke Energy Corp.	126,206

	Energy Equipment & Services — 2.3%
4,492	Schlumberger Ltd.	424,988

	Food & Staples Retailing — 9.5%
3,299	Costco Wholesale Corp.	471,922
6,053	CVS Health Corp.	601,002
7,378	Walgreens Boots Alliance, Inc.	611,858
1,519	Wal-Mart Stores, Inc.	118,558
		1,803,340

	Food Products — 1.9%
4,303	Kraft Foods Group, Inc.	364,679

Shares	Description	Value
	Health Care Equipment & Supplies — 0.6%
1,602	Medtronic PLC	$119,269

	Health Care Providers & Services — 6.4%
2,762	McKesson Corp.	617,031
5,281	UnitedHealth Group, Inc.	588,303
		1,205,334

	Hotels, Restaurants & Leisure — 1.4%
5,278	Starbucks Corp.	261,683

	Insurance — 3.4%
9,122	American International Group, Inc.	513,477
2,472	MetLife, Inc.	126,789
		640,266

	Internet & Catalog Retail — 2.2%
1,007	Amazon.com, Inc. (a)	424,733

	IT Services — 1.3%
2,667	Accenture PLC, Class A	247,098

	Life Sciences Tools & Services — 0.6%
930	Thermo Fisher Scientific, Inc.	116,882

	Machinery — 0.7%
1,561	Caterpillar, Inc.	135,620

	Media — 6.1%
4,425	Comcast Corp., Class A	255,588
18,462	Twenty-First Century Fox, Inc., Class A	629,185
2,382	Walt Disney (The) Co.	258,971
		1,143,744

	Multiline Retail — 2.5%
6,090	Target Corp.	480,075

	Oil, Gas & Consumable Fuels — 13.4%
5,951	Chevron Corp.	660,918
8,028	ConocoPhillips	545,262
6,814	EOG Resources, Inc.	674,245
7,350	Exxon Mobil Corp.	642,170
		2,522,595

	Pharmaceuticals — 4.6%
1,259	Actavis PLC (a)	356,121
8,695	Merck & Co., Inc.	517,874
		873,995

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
April 30, 2015 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 3.4%
19,979	Intel Corp.	$650,316

	Software — 1.6%
6,147	Microsoft Corp.	298,990

	Specialty Retail — 6.2%
4,399	Home Depot (The), Inc.	470,605
8,398	Lowe’s Cos., Inc.	578,286
1,784	TJX (The) Cos., Inc.	115,140
		1,164,031

	Technology Hardware, Storage & Peripherals — 6.9%
4,017	Apple, Inc.	502,727
9,777	EMC Corp.	263,099
16,040	Hewlett-Packard Co.	528,839
		1,294,665

	Textiles, Apparel & Luxury Goods — 1.3%
2,491	NIKE, Inc., Class B	246,210

	Total Investments — 99.8%	18,859,475
	(Cost $18,223,380) (b)
	Net Other Assets and Liabilities — 0.2%	34,554
	Net Assets — 100.0%	$18,894,029

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $850,151 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $214,056.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$18,859,475	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX ® Fund

Notes to Portfolio of Investments

Style Funds

April 30, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on the NYSE Arca, Inc.

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)

First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)

First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)

First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)

First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)

First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)

First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)

First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)

First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)

First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)

First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)

First Trust Mega Cap AlphaDEX® Fund – (ticker “FMK”)

Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”).

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ® Stock Market, LLC (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2015 (Unaudited)

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;
2) the size of the holding;
3) the initial cost of the security;
4) transactions in comparable securities;
5) price quotes from dealers and/or pricing services;
6) relationships among various securities;
7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8) an analysis of the issuer’s financial statements; and
9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2015 (Unaudited)

ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2015, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2015, only FNX, FYX, FNK and FNY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2015 (Unaudited)

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended April 30, 2015, were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX®Fund

Style Funds

April 30, 2015 (Unaudited)

Licensing Information

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Mega Cap Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the “Defined Series”) is the exclusive property of S&P Dow Jones Indices LLC (“S&P Dow Jones”). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR’S and S&P are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones nor S&P makes any representation regarding the advisability of investing in the Funds.

Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ Mark R. Bradley
Mark R. Bradley, President and Chief Executive Officer (principal executive officer)
Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark R. Bradley
Mark R. Bradley, President and Chief Executive Officer (principal executive officer)
Date:	June 22, 2015

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 22, 2015

* Print the name and title of each signing officer under his or her signature.